UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: November 30, 2015

*

This Form N-CSR pertains to the following series of the Registrant: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. As of September 14, 2015 MFS Blended Research Growth Equity Fund, MFS Blended Research Small Cap Equity Fund, and MFS Blended Research Value Equity Fund became series of the Registrant. The remaining series of the Registrant have fiscal year ends other than May 31st.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

November 30, 2015

MFS® ABSOLUTE RETURN FUND

ART-SEM

MFS® ABSOLUTE RETURN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

A disparity in the pace of economic growth between the United States and much of the rest of the world has led to a divergence in central bank policies.

The U.S. economy continues its modest recovery, fed by strengthening labor and housing markets. Confident consumers are spending, even as corporations post smaller profits, held back by the strong U.S. dollar, diminished demand for exports, and the significant drop in energy and other commodity prices. Accordingly, the U.S. Federal Reserve has signaled a desire to gradually transition from the stimulative low interest rate environment of recent years.

In contrast, central banks in China, Japan and Europe are seeking new ways to revive their respective economies. China’s slowing growth has had a global impact, particularly for commodity-exporting nations. Japan’s government plans to shift its focus to a more worker-driven, bottom-up stimulus after limited success in promoting exports through a weaker yen. And the European Central Bank appears determined to prevent deflation by extending its quantitative easing program.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

January 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Tactical Overlay (b)	Net Market Exposure (c)
Fixed Income	U.S.	57.4%	2.9%	60.3%
	United Kingdom	4.6%	9.7%	14.3%
	North America ex-U.S.	3.4%	9.0%	12.4%
	Asia/Pacific ex-Japan	3.7%	(0.1)%	3.6%
	Europe ex-U.K.	18.7%	(15.6)%	3.1%
	Emerging Markets	2.6%	0.0%	2.6%
	Supranational	1.2%	0.0%	1.2%
	Japan	3.1%	(13.6)%	(10.5)%
Equity	Europe ex-U.K.	0.0%	14.1%	14.1%
	Emerging Markets	0.0%	7.7%	7.7%
	Asia/Pacific ex-Japan	0.0%	1.5%	1.5%
	United Kingdom	0.0%	(0.7)%	(0.7)%
	Japan	0.0%	(2.3)%	(2.3)%
	North America ex-U.S.	0.0%	(3.3)%	(3.3)%
	U.S. Small/Mid Cap	0.0%	(3.6)%	(3.6)%
	U.S. Large Cap	0.0%	(6.2)%	(6.2)%
Real Estate-related	U.S.	1.2%	0.0%	1.2%
Cash	Cash & Cash Equivalents (d)	6.5%	(1.8)%	4.7%
	Other (e)	(0.3)%	0.2%	(0.1)%

Top ten holdings (c)
U.K. Gilt 10 yr Future MAR 2016	9.7%
Canadian Treasury Bond 10 yr Future MAR 2016	9.0%
FTSE MIB Index Future DEC 2015	4.1%
Hang Seng China ENT Index Future DEC 2015	3.5%
IBEX Index Future DEC 2015	3.4%
S&P TSX 60 Index Future DEC 2015	(3.3)%
Russell 2000 Index Future DEC 2015	(3.6)%
S&P 500 E-Mini Index Future DEC 2015	(6.2)%
Japanese Government Bond 10 yr Future DEC 2015	(13.6)%
Euro Bund Future DEC 2015	(15.6)%

2

Portfolio Composition – continued

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Regional distinctions are based upon the issuer country of the individual securities. All of the holdings that are included within the Active Security Selection column are U.S. Dollar denominated securities.

Percentages are based on net assets as of 11/30/15.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

June 1, 2015 through November 30, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2015 through November 30, 2015.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/15	Ending Account Value 11/30/15	Expenses Paid During Period (p) 6/01/15-11/30/15
A	Actual	1.14%	$1,000.00	$971.64	$5.62
	Hypothetical (h)	1.14%	$1,000.00	$1,019.30	$5.76
B	Actual	1.90%	$1,000.00	$968.32	$9.35
	Hypothetical (h)	1.90%	$1,000.00	$1,015.50	$9.57
C	Actual	1.90%	$1,000.00	$968.32	$9.35
	Hypothetical (h)	1.90%	$1,000.00	$1,015.50	$9.57
I	Actual	0.90%	$1,000.00	$973.90	$4.44
	Hypothetical (h)	0.90%	$1,000.00	$1,020.50	$4.55
R1	Actual	1.90%	$1,000.00	$969.41	$9.35
	Hypothetical (h)	1.90%	$1,000.00	$1,015.50	$9.57
R2	Actual	1.40%	$1,000.00	$971.24	$6.90
	Hypothetical (h)	1.40%	$1,000.00	$1,018.00	$7.06
R3	Actual	1.15%	$1,000.00	$971.52	$5.67
	Hypothetical (h)	1.15%	$1,000.00	$1,019.25	$5.81
R4	Actual	0.90%	$1,000.00	$973.88	$4.44
	Hypothetical (h)	0.90%	$1,000.00	$1,020.50	$4.55
R5	Actual	0.83%	$1,000.00	$974.22	$4.10
	Hypothetical (h)	0.83%	$1,000.00	$1,020.85	$4.19

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 95.2%
Issuer	Shares/Par	Value ($)
Asset-Backed & Securitized - 14.1%
AmeriCredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.475%, 10/10/17	$107,990	$107,942
AmeriCredit Automobile Receivables Trust, 2015-1, “A2A”, 0.77%, 4/09/18	290,574	290,274
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/19	590,000	589,368
ARI Fleet Lease Trust, “A”, FRN, 0.497%, 1/15/21 (n)	105,389	105,284
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (n)	277,134	276,267
Babson Ltd., CLO, “A1”, FRN, 0.54%, 1/18/21 (z)	200,762	197,988
BMW Vehicle Lease Trust, 2015-1, “A2B”, FRN, 0.527%, 2/21/17	670,224	669,909
Carmax Auto Owner Trust, 2014-4, “A2A”, 0.67%, 2/15/18	594,614	594,212
Cent CDO XI Ltd., “A1”, FRN, 0.583%, 4/25/19 (n)	310,233	304,009
Chesapeake Funding LLC, “A”, FRN, 0.945%, 11/07/23 (n)	4,960	4,959
Chesapeake Funding LLC, “A”, FRN, 0.645%, 1/07/25 (n)	415,580	415,384
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 0.695%, 2/07/27 (n)	880,000	872,411
Chrysler Capital Auto Receivables Trust, 2015-AA, “A2”, 0.81%, 11/15/17 (n)	884,169	883,803
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	429,327	438,785
CNH Equipment Trust, “A2”, 0.63%, 12/15/17	444,079	443,859
CNH Wholesale Master Note Trust, “A”, FRN, 0.797%, 8/15/19 (n)	772,000	770,901
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/23 (n)	742,000	739,628
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.147%, 9/15/39	219,923	230,348
CWCapital Cobalt Ltd., “A4”, FRN, 5.959%, 5/15/46	303,302	318,083
DT Auto Owner Trust, 0.98%, 4/16/18 (n)	313,408	312,881
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	411,936	410,753
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/19 (n)	291,714	291,520
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/19 (n)	512,738	510,678
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (n)	227,000	229,165
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/26 (n)	843,000	847,368
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 0.597%, 1/15/20	1,000,000	995,782
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.587%, 7/20/19	960,000	956,656
GM Financial Automobile Leasing Trust, 2014-2A, “A2”, 0.73%, 2/20/17 (n)	498,909	498,434

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/18	$620,000	$617,353
GO Financial Auto Securitization Trust, 2015-1, “A”, 1.81%, 3/15/18 (n)	364,508	364,110
GO Financial Auto Securitization Trust, 2015-2, “A”, 3.27%, 11/15/18 (z)	500,000	499,948
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.559%, 6/17/21 (z)	266,015	264,615
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.745%, 12/10/27 (n)	572,080	570,923
Honda Auto Receivables Owner Trust, 2015-1, “A2”, 0.7%, 6/15/17	381,943	381,878
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17 (n)	1,016,214	1,015,593
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/18	510,000	509,822
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	405,996	417,619
Kingsland III Ltd., “A1”, CDO, FRN, 0.597%, 8/24/21 (n)	128,800	127,874
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.712%, 5/15/21 (z)	270,313	267,722
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17 (n)	82,082	82,046
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/17 (n)	635,726	635,217
Mercedes-Benz Auto Lease Trust, 2015-A, “A2B”, FRN, 0.517%, 2/15/17	436,392	436,195
Mercedes-Benz Auto Lease Trust, 2015-B, “A2A”, 1%, 1/16/18	730,000	729,151
Motor PLC, 2014-1A, “A1”, FRN, 0.701%, 8/25/21 (n)	199,147	198,895
Motor PLC, 2015-1A, “A1”, FRN, 0.821%, 6/25/22 (n)	913,000	909,801
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.883%, 11/25/25 (z)	336,107	336,107
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/19 (n)	1,000,000	997,222
Nissan Master Owner Trust Receivables 2013, “A”, FRN, 0.497%, 2/15/18	760,000	759,882
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 0.597%, 1/15/20	370,000	370,222
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/32 (n)	478,893	475,317
Suntrust Auto Receivables Trust, 0.99%, 6/15/18 (n)	840,000	840,394
Toyota Auto Receivables Owner Trust, 2015-A, “A2”, 0.71%, 7/17/17	441,304	441,203
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 1.447%, 5/17/32 (n)	330,000	323,693
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.557%, 7/22/19 (n)	1,500,000	1,482,415
Volvo Financial Equipment LLC, 2014-1A, “A2”, 0.54%, 11/15/16 (n)	64,981	64,965
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (n)	209,927	209,178
Wheels SPV LLC, 2015-1A, “A2”, 1.27%, 4/22/24 (n)	1,120,000	1,114,819

		$28,750,830

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - 5.5%
American Honda Finance Corp., 1.6%, 7/13/18	$800,000	$799,145
American Honda Finance Corp., FRN, 0.776%, 9/20/17	470,000	470,396
American Honda Finance Corp., FRN, 0.782%, 5/26/16 (n)	200,000	200,358
American Honda Finance Corp., FRN, 0.823%, 10/07/16	200,000	200,569
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	1,100,000	1,096,788
Daimler Finance North America LLC, 1.65%, 5/18/18 (n)	1,100,000	1,087,629
Daimler Finance North America LLC, FRN, 1.009%, 8/01/16 (n)	160,000	159,877
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	200,000	202,360
Ford Motor Credit Co. LLC, FRN, 0.852%, 9/08/17	1,000,000	987,347
Ford Motor Credit Co. LLC, FRN, 1.259%, 1/09/18	280,000	277,548
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (n)	420,000	423,576
Hyundai Capital America, 2.4%, 10/30/18 (n)	480,000	478,920
Hyundai Capital America, 2%, 3/19/18 (n)	875,000	867,067
Nissan Motor Acceptance Corp., FRN, 1.026%, 9/26/16 (n)	420,000	420,257
Nissan Motor Acceptance Corp., FRN, 0.884%, 3/03/17 (n)	550,000	549,116
Toyota Motor Credit Corp., FRN, 0.705%, 1/17/19	850,000	842,533
Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (n)	790,000	746,421
Volkswagen Group of America Finance LLC, FRN, 0.748%, 5/23/17 (n)	830,000	798,111
Volkswagen Group of America Finance LLC, FRN, 0.81%, 11/20/17 (n)	250,000	238,234
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	310,000	305,660

		$11,151,912
Banks & Diversified Financials (Covered Bonds) - 0.8%
Commonwealth Bank of Australia, 0.75%, 1/15/16 (n)	$710,000	$710,239
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/17 (n)	600,000	598,890
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	400,000	403,049

		$1,712,178
Broadcasting - 0.3%
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	$203,000	$201,632
Walt Disney Co., 0.45%, 12/01/15	490,000	490,000

		$691,632
Brokerage & Asset Managers - 0.6%
Franklin Resources, Inc., 1.375%, 9/15/17	$97,000	$96,967
Intercontinental Exchange, Inc., 2.75%, 12/01/20	680,000	682,079
NYSE Euronext, 2%, 10/05/17	412,000	414,642

		$1,193,688
Business Services - 0.7%
Cisco Systems, Inc., FRN, 0.614%, 3/03/17	$1,000,000	$1,000,993
Fidelity National Information Services, Inc., 2.85%, 10/15/18	460,000	464,232

		$1,465,225

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - 0.2%
NBCUniversal Enterprise Co., FRN, 0.857%, 4/15/16 (n)	$500,000	$500,499

Chemicals - 1.5%
CF Industries, Inc., 6.875%, 5/01/18	$846,000	$928,566
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/18 (n)	1,000,000	991,646
Dow Chemical Co., 8.55%, 5/15/19	840,000	1,004,069
LyondellBasell Industries N.V., 5%, 4/15/19	210,000	225,607

		$3,149,888
Computer Software - 0.6%
Microsoft Corp., 2%, 11/03/20	$1,267,000	$1,268,508

Computer Software - Systems - 0.2%
Apple, Inc., FRN, 0.584%, 5/03/18	$500,000	$499,882

Conglomerates - 1.0%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$288,000	$288,519
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	841,000	847,723
Pentair Finance S.A., 1.35%, 12/01/15	600,000	600,000
Roper Industries, Inc., 1.85%, 11/15/17	382,000	381,081

		$2,117,323
Consumer Products - 1.0%
Mattel, Inc., 1.7%, 3/15/18	$139,000	$137,458
Newell Rubbermaid, Inc., 2.05%, 12/01/17	236,000	235,944
Newell Rubbermaid, Inc., 2.875%, 12/01/19	680,000	678,586
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	910,000	913,639

		$1,965,627
Consumer Services - 0.2%
Experian Finance PLC, 2.375%, 6/15/17 (n)	$249,000	$249,219
Western Union Co., 2.375%, 12/10/15	200,000	200,067

		$449,286
Electrical Equipment - 0.6%
Amphenol Corp., 1.55%, 9/15/17	$450,000	$448,857
Arrow Electronics, Inc., 3%, 3/01/18	141,000	141,977
Molex Electronic Technologies LLC, 2.878%, 4/15/20 (n)	593,000	580,481

		$1,171,315
Electronics - 1.3%
Intel Corp., 1.35%, 12/15/17	$581,000	$582,941
Lam Research Corp., 2.75%, 3/15/20	311,000	303,881
Tyco Electronics Group S.A., 2.375%, 12/17/18	155,000	155,710

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electronics - continued
Tyco Electronics Group S.A., FRN, 0.524%, 1/29/16	$1,200,000	$1,199,516
Xilinx, Inc., 2.125%, 3/15/19	480,000	477,108

		$2,719,156
Emerging Market Quasi-Sovereign - 1.2%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$400,000	$399,405
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/19 (z)	548,000	547,452
Korea Development Bank, 1%, 1/22/16	410,000	409,904
Korea Gas Corp., 2.25%, 7/25/17 (n)	260,000	262,027
Petroleos Mexicanos, 3.125%, 1/23/19	170,000	168,038
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	627,000	622,308

		$2,409,134
Energy - Independent - 1.3%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$860,000	$920,322
Canadian Natural Resources Ltd., FRN, 0.702%, 3/30/16	480,000	479,065
ConocoPhillips Co., 1.5%, 5/15/18	1,290,000	1,282,683

		$2,682,070
Energy - Integrated - 1.6%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$550,000	$556,859
BP Capital Markets PLC, 2.521%, 1/15/20	403,000	406,691
Chevron Corp., 0.889%, 6/24/16	210,000	210,388
Chevron Corp., 1.104%, 12/05/17	314,000	312,889
Shell International Finance B.V., 1.125%, 8/21/17	600,000	599,564
Shell International Finance B.V., FRN, 0.572%, 11/15/16	630,000	630,141
Total Capital International S.A., 1.5%, 2/17/17	500,000	502,569

		$3,219,101
Financial Institutions - 1.1%
General Electric Capital Corp., FRN, 0.933%, 12/11/15	$250,000	$250,024
General Electric Capital Corp., FRN, 0.918%, 1/08/16	500,000	500,234
General Electric Capital Corp., FRN, 0.551%, 1/14/16	930,000	930,047
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	340,000	342,579
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	200,000	198,010

		$2,220,894
Food & Beverages - 5.1%
Anheuser-Busch InBev Finance, Inc., FRN, 2.15%, 2/01/19	$675,000	$677,511
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	300,000	300,107
Anheuser-Busch InBev S.A., 1.375%, 7/15/17	130,000	129,607
Diageo Capital PLC, 1.5%, 5/11/17	300,000	300,179
General Mills, Inc., 1.4%, 10/20/17	1,000,000	1,000,047
H.J. Heinz Co., 1.6%, 6/30/17 (n)	720,000	720,757

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Ingredion, Inc., 1.8%, 9/25/17	$167,000	$165,657
J.M. Smucker Co., 1.75%, 3/15/18	250,000	249,363
Kellogg Co., 4.45%, 5/30/16	260,000	264,410
Kraft Foods Group, Inc., 6.125%, 8/23/18	900,000	994,523
Mead Johnson Nutrition Co., 3%, 11/15/20	191,000	190,911
Molson Coors Brewing Co., 2%, 5/01/17	405,000	404,828
PepsiCo, Inc., 2.5%, 5/10/16	365,000	368,114
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	1,160,000	1,175,056
SABMiller Holdings, Inc., 2.45%, 1/15/17 (n)	340,000	343,299
SABMiller Holdings, Inc., FRN, 1.019%, 8/01/18 (n)	930,000	920,531
Tyson Foods, Inc., 6.6%, 4/01/16	920,000	936,837
Tyson Foods, Inc., 2.65%, 8/15/19	429,000	432,031
Want Want China Finance Co., 1.875%, 5/14/18 (n)	360,000	353,698
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	423,000	424,194
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	52,000	52,606

		$10,404,266
Food & Drug Stores - 0.9%
CVS Health Corp., 1.2%, 12/05/16	$270,000	$270,645
CVS Health Corp., 1.9%, 7/20/18	800,000	804,500
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	680,000	677,775

		$1,752,920
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$442,000	$445,380

Insurance - 1.9%
American International Group, Inc., 2.3%, 7/16/19	$770,000	$770,023
MetLife Global Funding I, FRN, 0.701%, 4/10/17 (n)	710,000	710,822
Metropolitan Life Global Funding I, 2%, 4/14/20 (n)	900,000	888,114
Metropolitan Life Global Funding I, 0.85%, 7/15/16 (n)	530,000	531,144
Prudential Financial, Inc., FRN, 1.142%, 8/15/18	650,000	651,528
Voya Financial, Inc., 2.9%, 2/15/18	235,000	239,656

		$3,791,287
Insurance - Health - 0.3%
Aetna, Inc., 1.5%, 11/15/17	$94,000	$93,843
UnitedHealth Group, Inc., 1.45%, 7/17/17	560,000	561,833

		$655,676
Insurance - Property & Casualty - 0.3%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	$600,000	$600,727

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
International Market Quasi-Sovereign - 3.3%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	$650,000	$650,704
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	590,000	591,270
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	310,000	312,776
Electricite de France, 2.15%, 1/22/19 (n)	650,000	650,270
FMS Wertmanagement, 0.625%, 4/18/16	580,000	579,936
KFW Government Development Banks, 1.125%, 11/16/18	340,000	337,165
Kommunalbanken A.S., 0.75%, 11/21/16 (n)	240,000	239,794
Kommunalbanken A.S., 1%, 3/15/18 (n)	190,000	188,773
Kommunalbanken A.S., FRN, 0.452%, 10/31/16 (n)	270,000	270,034
Landwirtschaftliche Rentenbank, 3.125%, 1/15/16 (n)	300,000	300,942
Municipality Finance PLC, 2.375%, 5/16/16	690,000	695,321
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	790,000	792,575
Statoil A.S.A., 7.375%, 5/01/16 (n)	400,000	410,631
Statoil A.S.A., 1.8%, 11/23/16	180,000	181,437
Statoil A.S.A., FRN, 0.652%, 5/15/18	290,000	287,405
Statoil A.S.A., FRN, 0.804%, 11/08/18	250,000	247,982

		$6,737,015
International Market Sovereign - 0.8%
Kingdom of Denmark, 0.375%, 4/25/16 (n)	$590,000	$589,581
Kingdom of Denmark, 0.875%, 3/20/17 (n)	280,000	280,603
Kingdom of Sweden, 1%, 2/27/18 (n)	640,000	637,923
Republic of Iceland, 4.875%, 6/16/16 (n)	123,000	125,457

		$1,633,564
Internet - 0.2%
Baidu, Inc., 2.75%, 6/09/19	$328,000	$326,249

Local Authorities - 1.3%
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	$1,500,000	$1,498,905
Province of Ontario, 2.3%, 5/10/16	300,000	302,030
Province of Ontario, 1.1%, 10/25/17	900,000	897,161

		$2,698,096
Machinery & Tools - 0.8%
John Deere Capital Corp., 1.6%, 7/13/18	$1,550,000	$1,549,788

Major Banks - 11.3%
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	$750,000	$773,552
ABN AMRO Bank N.V., 1.8%, 6/04/18 (n)	600,000	596,873
ABN AMRO Bank N.V., FRN, 0.742%, 6/06/16 (n)	750,000	750,035
Bank of Montreal, 1.45%, 4/09/18	1,700,000	1,692,168
Bank of Nova Scotia, FRN, 0.737%, 3/15/16	800,000	800,707
BNP Paribas, 2.7%, 8/20/18	580,000	591,555

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
BNP Paribas, FRN, 0.926%, 12/12/16	$500,000	$500,846
BNP Paribas, FRN, 0.814%, 3/17/17	10,000	9,999
Canadian Imperial Bank of Commerce, FRN, 0.835%, 7/18/16	460,000	460,833
Commonwealth Bank of Australia, FRN, 0.845%, 9/20/16 (n)	550,000	551,179
Commonwealth Bank of Australia, FRN, 0.696%, 3/13/17 (n)	240,000	239,989
Commonwealth Bank of Australia, FRN, 0.602%, 9/08/17 (n)	500,000	498,157
DBS Bank Ltd., 2.35%, 2/28/17 (n)	420,000	423,678
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	620,000	634,104
HSBC Bank PLC, 3.1%, 5/24/16 (n)	420,000	424,886
HSBC Bank PLC, FRN, 1.002%, 5/15/18 (n)	674,000	671,374
Huntington National Bank, FRN, 0.745%, 4/24/17	1,110,000	1,104,305
ING Bank N.V., 1.8%, 3/16/18 (n)	1,500,000	1,494,426
ING Bank N.V., 3.75%, 3/07/17 (n)	232,000	238,557
ING Bank N.V., FRN, 1.282%, 3/07/16 (n)	310,000	310,436
Mizuho Bank Ltd., FRN, 0.776%, 9/25/17 (n)	700,000	695,799
Mizuho Bank Ltd., FRN, 1.507%, 10/20/18 (n)	260,000	262,241
Nordea Bank AB, FRN, 0.819%, 5/13/16 (n)	550,000	550,534
Nordea Bank AB, FRN, 0.684%, 4/04/17 (n)	220,000	220,083
PNC Bank N.A., 1.3%, 10/03/16	330,000	331,282
PNC Bank N.A., 1.15%, 11/01/16	630,000	631,003
PNC Bank N.A., 1.5%, 10/18/17	660,000	659,554
PNC Bank N.A., 1.6%, 6/01/18	620,000	618,430
PNC Bank N.A., 2.25%, 7/02/19	650,000	652,077
PNC Bank N.A., FRN, 0.633%, 1/28/16	250,000	250,054
Royal Bank of Scotland PLC, 4.375%, 3/16/16	120,000	121,247
State Street Bank & Trust Co., FRN, 0.532%, 12/08/15	406,000	405,995
Sumitomo Mitsui Banking Corp., FRN, 0.641%, 7/11/17	800,000	795,658
Toronto-Dominion Bank, 1.75%, 7/23/18	1,000,000	1,000,975
Wells Fargo & Co., FRN, 0.592%, 9/08/17	900,000	897,620
Westpac Banking Corp., 0.95%, 1/12/16	410,000	410,200
Westpac Banking Corp., 2%, 8/14/17	610,000	615,549
Westpac Banking Corp., 1.55%, 5/25/18	420,000	417,323
Westpac Banking Corp., FRN, 0.697%, 5/19/17	700,000	698,914

		$23,002,197
Medical & Health Technology & Services - 1.6%
Baxter International, Inc., 1.85%, 1/15/17	$210,000	$211,197
Becton, Dickinson and Co., 1.75%, 11/08/16	150,000	150,921
Becton, Dickinson and Co., 1.45%, 5/15/17	240,000	239,735
Becton, Dickinson and Co., 1.8%, 12/15/17	680,000	681,571
Catholic Health Initiatives, 1.6%, 11/01/17	250,000	249,015
Covidien International Finance S.A., 6%, 10/15/17	231,000	250,174
Laboratory Corp. of America Holdings, 2.625%, 2/01/20	400,000	397,906
McKesson Corp., 0.95%, 12/04/15	360,000	360,002

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
McKesson Corp., 3.25%, 3/01/16	$375,000	$377,257
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	440,000	443,812

		$3,361,590
Medical Equipment - 0.5%
Medtronic, Inc., 1.5%, 3/15/18	$190,000	$190,620
Zimmer Holdings, Inc., 2%, 4/01/18	750,000	748,279

		$938,899
Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	$440,000	$415,800
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	270,000	229,616
Glencore Funding LLC, 2.125%, 4/16/18 (n)	420,000	361,200
Glencore Funding LLC, FRN, 1.567%, 5/27/16 (n)	870,000	849,685
Rio Tinto Finance (USA) Ltd., FRN, 1.174%, 6/17/16	150,000	150,107

		$2,006,408
Midstream - 1.5%
Energy Transfer Partners LP, 2.5%, 6/15/18	$280,000	$273,412
EnLink Midstream Partners LP, 2.7%, 4/01/19	236,000	227,230
Enterprise Products Operating LP, 3.2%, 2/01/16	400,000	401,459
Enterprise Products Operating LP, 6.5%, 1/31/19	400,000	443,777
Kinder Morgan (Delaware), Inc., 2%, 12/01/17	340,000	329,799
ONEOK Partners LP, 3.2%, 9/15/18	450,000	444,340
TransCanada PipeLines Ltd., 1.875%, 1/12/18	195,000	195,102
TransCanada PipeLines Ltd., FRN, 1.007%, 6/30/16	660,000	659,811

		$2,974,930
Mortgage-Backed - 2.1%
Fannie Mae, 3%, 10/01/30	$860,581	$891,936
Fannie Mae, 5.177%, 2/01/16	28,498	28,488
Fannie Mae, 1.114%, 2/25/17	354,348	355,579
Fannie Mae, 4%, 12/01/25	536,142	569,123
Fannie Mae, 3%, 4/01/30	94,172	97,575
Fannie Mae, FRN, 0.52%, 12/25/17	386,953	387,172
Fannie Mae, FRN, 0.478%, 5/25/18	468,418	467,787
Freddie Mac, 1.655%, 11/25/16	189,626	190,426
Freddie Mac, 1.426%, 8/25/17	147,000	147,417
Freddie Mac, 3.5%, 8/01/26 (f)	328,624	345,673
Freddie Mac, 2.5%, 7/01/28 (f)	867,381	886,094

		$4,367,270
Municipals - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$785,000	$788,062

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Natural Gas - Distribution - 0.3%
Engie, 1.625%, 10/10/17 (n)	$550,000	$549,909

Network & Telecom - 2.1%
AT&T, Inc., 2.45%, 6/30/20	$90,000	$89,133
AT&T, Inc., FRN, 0.741%, 2/12/16	70,000	69,980
AT&T, Inc., FRN, 1.317%, 11/27/18	780,000	782,406
British Telecommunications PLC, 2.35%, 2/14/19	580,000	582,190
DIRECTV Holdings LLC, 2.4%, 3/15/17	120,000	121,431
Verizon Communications, Inc., 1.35%, 6/09/17	330,000	330,178
Verizon Communications, Inc., 6.1%, 4/15/18	543,000	597,968
Verizon Communications, Inc., FRN, 1.867%, 9/15/16	780,000	786,613
Verizon Communications, Inc., FRN, 1.104%, 6/17/19	1,030,000	1,026,021

		$4,385,920
Oil Services - 0.2%
Transocean, Inc., 5.55%, 12/15/16	$370,000	$368,150

Other Banks & Diversified Financials - 8.3%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$238,000	$244,917
American Express Credit Corp., 2.8%, 9/19/16	450,000	456,661
Banco Santander Chile, FRN, 1.221%, 4/11/17 (n)	600,000	595,650
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.857%, 2/26/16 (n)	400,000	400,106
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.943%, 9/09/16 (n)	700,000	701,422
Banque Federative du Credit Mutuel, FRN, 1.167%, 1/20/17 (n)	780,000	783,404
BNZ International Funding Ltd. London, 1.9%, 2/26/18 (n)	1,300,000	1,299,809
BPCE S.A., 1.625%, 1/26/18	660,000	656,718
Capital One Bank (USA) N.A., FRN, 1.014%, 2/05/18	850,000	846,314
Capital One Financial Corp., 2.45%, 4/24/19	240,000	241,980
Citizens Bank N.A., 2.3%, 12/03/18	750,000	749,025
Discover Bank, 3.1%, 6/04/20	424,000	428,366
Fifth Third Bancorp, 1.35%, 6/01/17	1,040,000	1,038,268
Fifth Third Bancorp, 2.3%, 3/01/19	200,000	201,114
First Republic Bank, 2.375%, 6/17/19	250,000	249,839
Groupe BPCE S.A., 2.5%, 12/10/18	500,000	504,634
Groupe BPCE S.A., FRN, 1.57%, 4/25/16	860,000	862,910
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	370,000	370,968
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	240,000	241,104
Lloyds Bank PLC, 1.75%, 5/14/18	1,200,000	1,198,111
Lloyds Bank PLC, 2.3%, 11/27/18	200,000	201,712
Macquarie Bank Ltd., FRN, 0.953%, 10/27/17 (n)	890,000	885,595
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	271,000	270,205
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/20 (n)	790,000	788,893
Svenska Handelsbanken AB, 2.875%, 4/04/17	289,000	294,951

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
Svenska Handelsbanken AB, FRN, 0.795%, 3/21/16	$680,000	$680,683
Svenska Handelsbanken AB, FRN, 0.796%, 9/23/16	250,000	250,435
Swedbank AB, 2.125%, 9/29/17 (n)	1,461,000	1,472,364

		$16,916,158
Pharmaceuticals - 4.2%
AbbVie, Inc., 1.8%, 5/14/18	$1,000,000	$999,927
Actavis Funding SCS, 2.35%, 3/12/18	568,000	572,430
Actavis Funding SCS, 3%, 3/12/20	515,000	521,982
Amgen, Inc., 2.3%, 6/15/16	450,000	453,105
Bayer U.S. Finance LLC, 1.5%, 10/06/17 (n)	900,000	901,742
Biogen, Inc., 2.9%, 9/15/20	500,000	501,032
Bristol-Myers Squibb Co., 0.875%, 8/01/17	615,000	612,470
Celgene Corp., 2.125%, 8/15/18	670,000	672,281
EMD Finance LLC, 1.7%, 3/19/18 (n)	1,000,000	997,496
Gilead Sciences, Inc., 1.85%, 9/04/18	700,000	705,971
Mylan, Inc., 1.8%, 6/24/16	430,000	429,641
Mylan, Inc., 1.35%, 11/29/16	105,000	104,337
Sanofi, 1.25%, 4/10/18	800,000	799,313
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	260,000	260,403

		$8,532,130
Printing & Publishing - 0.4%
Pearson PLC, 4%, 5/17/16 (n)	$500,000	$505,924
Thomson Reuters Corp., 0.875%, 5/23/16	410,000	409,996

		$915,920
Real Estate - Apartment - 0.2%
ERP Operating, REIT, 5.125%, 3/15/16	$510,000	$516,237

Real Estate - Healthcare - 0.2%
Health Care REIT, Inc., 2.25%, 3/15/18	$150,000	$149,922
Ventas Realty LP, REIT, 1.55%, 9/26/16	250,000	250,796

		$400,718
Real Estate - Office - 0.3%
Mack-Cali Realty LP, 2.5%, 12/15/17	$200,000	$198,507
Vornado Realty LP, REIT, 2.5%, 6/30/19	325,000	321,849

		$520,356
Real Estate - Retail - 0.2%
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	$167,000	$165,817
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/17 (n)	350,000	347,844

		$513,661

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - 0.4%
Dollar General Corp., 1.875%, 4/15/18	$90,000	$89,273
Wesfarmers Ltd., 2.983%, 5/18/16 (n)	400,000	403,026
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	233,000	231,465

		$723,764
Specialty Chemicals - 0.4%
Air Products & Chemicals, Inc., 2%, 8/02/16	$104,000	$104,747
Airgas, Inc., 2.95%, 6/15/16	400,000	402,826
Airgas, Inc., 3.05%, 8/01/20	330,000	334,570

		$842,143
Supranational - 1.2%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/20 (n)	$640,000	$632,000
Corporacion Andina de Fomento, 1.5%, 8/08/17	720,000	717,646
Corporacion Andina de Fomento, FRN, 0.874%, 1/29/18	50,000	49,849
International Bank for Reconstruction and Development, 0.5%, 4/15/16	1,000,000	1,000,785

		$2,400,280
Telecommunications - Wireless - 0.6%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$200,000	$201,603
American Tower Trust I, REIT, 1.551%, 3/15/43 (n)	500,000	493,518
SBA Tower Trust, 2.898%, 10/15/44 (n)	473,000	468,343

		$1,163,464
Telephone Services - 0.2%
Qwest Corp., 6.5%, 6/01/17	$370,000	$391,438

Tobacco - 0.7%
Imperial Tobacco Finance PLC, 2.05%, 7/20/18 (n)	$680,000	$678,660
Reynolds American, Inc., 3.5%, 8/04/16 (n)	190,000	192,940
Reynolds American, Inc., 2.3%, 6/12/18	580,000	587,432

		$1,459,032
Transportation - Services - 0.6%
ERAC USA Finance Co., 1.4%, 4/15/16 (n)	$200,000	$200,170
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	202,000	204,872
TTX Co., 2.6%, 6/15/20 (n)	840,000	830,696

		$1,235,738
U.S. Government Agencies and Equivalents - 1.3%
Aid-Ukraine, 1.844%, 5/16/19	$200,000	$200,339
Aid-Ukraine, 1.847%, 5/29/20	1,000,000	1,001,459
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	430,000	433,524

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - continued
Private Export Funding Corp., 1.875%, 7/15/18	$610,000	$616,353
Small Business Administration, 2.25%, 7/01/21	421,829	431,217

		$2,682,892
U.S. Treasury Obligations - 2.5%
U.S. Treasury Notes, 0.875%, 2/28/17 (f)	$5,000,000	$5,005,470

Utilities - Electric Power - 3.6%
American Electric Power Co., Inc., 1.65%, 12/15/17	$220,000	$218,411
Dominion Resources, Inc., 1.95%, 8/15/16	460,000	462,487
Dominion Resources, Inc., 2.5%, 12/01/19	650,000	649,124
Duke Energy Corp., 1.625%, 8/15/17	110,000	110,207
Duke Energy Corp., FRN, 0.704%, 4/03/17	660,000	658,504
Duke Energy Indiana, Inc., FRN, 0.67%, 7/11/16	200,000	199,982
Enel Finance International S.A., 6.25%, 9/15/17 (n)	410,000	440,055
Eversource Energy, 1.6%, 1/15/18	600,000	594,535
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/17	984,000	986,898
PG&E Corp., 2.4%, 3/01/19	364,000	364,914
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	440,000	444,322
PSEG Power LLC, 2.75%, 9/15/16	190,000	192,367
Southern Co., 2.45%, 9/01/18	50,000	50,468
Southern Power Co., 1.85%, 12/01/17	960,000	960,814
Virginia Electric and Power Co., 1.2%, 1/15/18	410,000	406,547
Xcel Energy, Inc., 1.2%, 6/01/17	510,000	507,693

		$7,247,328
Total Bonds (Identified Cost, $194,603,227)		$194,143,180

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
Hang Seng China Enterprises Index - December 2015 @ $11,800	49	$1,580
S&P 500 Index - December 2015 @ $2,300	84	504
Total Call Options Purchased (Premiums Paid, $275,420)		$2,084

Issuer	Shares/Par
Money Market Funds - 3.8%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	7,805,541	$7,805,541
Total Investments (Identified Cost, $202,684,188)		$201,950,805

Other Assets, Less Liabilities - 1.0%		1,987,839
Net Assets - 100.0%		$203,938,644

18

Portfolio of Investments (unaudited) – continued

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $72,330,215 representing 35.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, “A1”, FRN, 0.54%, 1/18/21	6/24/14	$199,382	$197,988
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/19	7/07/15	545,833	547,452
GO Financial Auto Securitization Trust, 2015-2, “A”, 3.27%, 11/15/18	11/19/15	499,998	499,948
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.559%, 6/17/21	4/08/15	264,341	264,615
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.712%, 5/15/21	4/08/15	268,682	267,722
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.883%, 11/25/25	11/19/15	336,107	336,107
Total Restricted Securities			$2,113,832
% of Net assets			1.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone

19

Portfolio of Investments (unaudited) – continued

NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 11/30/15

Forward Foreign Currency Exchange Contracts at 11/30/15

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	3,465,138	12/18/15	$2,478,000	$2,503,695	$25,695
BUY	CAD	JPMorgan Chase Bank N.A.	3,275,204	12/18/15	2,441,000	2,452,452	11,452
SELL	CHF	JPMorgan Chase Bank N.A.	10,311,265	12/18/15	10,642,239	10,034,165	608,074
SELL	EUR	Goldman Sachs International	6,397,657	12/18/15	7,058,667	6,762,719	295,948
SELL	GBP	JPMorgan Chase Bank N.A.	7,642,414	12/18/15	11,633,456	11,510,744	122,712
SELL	JPY	JPMorgan Chase Bank N.A.	177,084,011	12/18/15	1,461,000	1,439,311	21,689
SELL	NOK	Goldman Sachs International	18,548,837	12/18/15	2,150,000	2,133,831	16,169
BUY	NZD	Goldman Sachs International	4,225,036	12/18/15	2,773,000	2,777,838	4,838
SELL	SEK	Goldman Sachs International	41,461,355	12/18/15	4,928,907	4,756,588	172,319

							$1,278,896

Liability Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	1,746,667	12/18/15	$1,243,033	$1,262,034	$(19,001)
BUY	CAD	JPMorgan Chase Bank N.A.	587,006	12/18/15	443,848	439,547	(4,301)
BUY	CAD	JPMorgan Chase Bank N.A.	2,721,774	12/18/15	2,074,000	2,038,048	(35,952)
BUY	CHF	JPMorgan Chase Bank N.A.	3,145,894	12/18/15	3,177,000	3,061,353	(115,647)
BUY	GBP	JPMorgan Chase Bank N.A.	332,940	12/18/15	512,000	501,463	(10,537)
BUY	JPY	JPMorgan Chase Bank N.A.	1,682,802,864	12/18/15	14,008,365	13,677,557	(330,808)
BUY	NOK	Goldman Sachs International	112,565,271	12/18/15	13,674,128	12,949,342	(724,786)

20

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 11/30/15 - continued

Type	Currency	Counter-party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	NZD	Goldman Sachs International	7,471,695	12/18/15	$4,681,391	$4,912,423	$(231,032)
BUY	SEK	Goldman Sachs International	56,518,056	12/18/15	6,733,000	6,483,944	(249,056)

							$(1,721,120)

Futures Contracts Outstanding at 11/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Amsterdam Index (Long)	EUR	22	$2,183,551	December - 2015	$33,183
DAX Index (Long)	EUR	20	6,010,977	December - 2015	639,162
KOSPI Index (Short)	KRW	11	1,162,882	December - 2015	38,097
FTSE JSE Top 40 Index (Short)	ZAR	3	96,469	December - 2015	5,584
FTSE MIB Index (Long)	EUR	70	8,393,550	December - 2015	429,620
IBEX Index (Long)	EUR	64	7,015,222	December - 2015	144,840
MSCI Taiwan Index (Short)	USD	10	306,000	December - 2015	7,242
OMX Index (Long)	SEK	314	5,542,468	December - 2015	164,708

					$1,462,436

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	2	$183,465	December - 2015	$2,463
Canadian Treasury Bond 10 yr (Long)	CAD	176	18,295,196	March - 2016	66,685
U.K. Gilt 10 yr (Long)	GBP	111	19,681,760	March - 2016	39,703
U.S. Treasury Note 5 yr (Long)	USD	5	593,398	March - 2016	174

					$109,025

					$1,571,461

Liability Derivatives
Equity Futures
Australian SPI 200 Index (Short)	AUD	47	$4,406,855	December - 2015	$(63,169)
BIST 30 Index (Long)	TRY	1,139	3,659,501	December - 2015	(456,206)
Bovespa Index (Long)	BRL	401	4,714,989	December - 2015	(445,561)
CAC 40 Index (Short)	EUR	6	314,176	December - 2015	(6,543)
FTSE 100 Index (Short)	GBP	14	1,339,450	December - 2015	(50,320)

21

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 11/30/15 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Equity Futures - continued
Hang Seng China ENT Index (Long)	HKD	114	$7,204,535	December - 2015	$(281,565)
Hang Seng Index (Long)	HKD	40	5,651,420	December - 2015	(189,933)
Mex Bolsa Index (Long)	MXN	66	1,732,862	December - 2015	(84,553)
MSCI Singapore Index (Long)	SGD	84	1,898,494	December - 2015	(33,497)
Russell 2000 Index (Short)	USD	61	7,294,990	December - 2015	(184,782)
S&P 500 E-Mini Index (Short)	USD	122	12,686,780	December - 2015	(806,862)
S&P TSX 60 Index (Short)	CAD	57	6,754,892	December - 2015	(31,896)
Topix Index (Short)	JPY	36	4,626,483	December - 2015	(315,687)

					$(2,950,574)

Interest Rate Futures
Euro Bund (Short)	EUR	190	$31,779,861	December - 2015	$(320,364)
Japanese Government Bond 10 yr (Short)	JPY	23	27,751,340	December - 2015	(103,448)
U.S. Treasury Note 10 yr (Long)	USD	46	5,816,125	March - 2016	(1,241)

					$(425,053)

					$(3,375,627)

At November 30, 2015, the fund had cash collateral of $2,129,047 and other liquid securities with an aggregate value of $5,863,691 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $194,878,647)	$194,145,264
Underlying affiliated funds, at cost and value	7,805,541
Total investments, at value (identified cost, $202,684,188)	$201,950,805
Deposits with brokers	2,129,047
Receivables for
Forward foreign currency exchange contracts	1,278,896
Daily variation margin on open futures contracts	901,784
Fund shares sold	209,429
Interest	709,082
Receivable from investment adviser	31,832
Other assets	21
Total assets	$207,210,896
Liabilities
Payable to custodian	$48,083
Payables for
Distributions	755
Forward foreign currency exchange contracts	1,721,120
Investments purchased	1,248,150
Fund shares reacquired	966
Payable to affiliates
Shareholder servicing costs	153,416
Distribution and service fees	249
Payable for independent Trustees’ compensation	2
Accrued expenses and other liabilities	99,511
Total liabilities	$3,272,252
Net assets	$203,938,644
Net assets consist of
Paid-in capital	$217,240,326
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(3,074,294)
Accumulated net realized gain (loss) on investments and foreign currency	(10,024,382)
Accumulated distributions in excess of net investment income	(203,006)
Net assets	$203,938,644
Shares of beneficial interest outstanding	22,083,673

23

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,576,102	279,008	$9.23
Class B	555,002	60,494	9.17
Class C	1,131,107	123,331	9.17
Class I	328,762	35,540	9.25
Class R1	49,656	5,405	9.19
Class R2	49,684	5,381	9.23
Class R3	49,734	5,386	9.23
Class R4	49,768	5,389	9.24
Class R5	199,148,829	21,563,739	9.24

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.64 [100 / 95.75 x $9.23]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

24

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$1,531,438
Dividends from underlying affiliated funds	2,523
Total investment income	$1,533,961
Expenses
Management fee	$673,353
Distribution and service fees	12,989
Shareholder servicing costs	275,076
Administrative services fee	20,967
Independent Trustees’ compensation	4,650
Custodian fee	30,083
Shareholder communications	7,091
Audit and tax fees	45,874
Legal fees	813
Miscellaneous	89,335
Total expenses	$1,160,231
Fees paid indirectly	(2)
Reduction of expenses by investment adviser and distributor	(283,096)
Net expenses	$877,133
Net investment income	$656,828
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$44,340
Futures contracts	(2,666,796)
Foreign currency	(648,893)
Net realized gain (loss) on investments and foreign currency	$(3,271,349)
Change in unrealized appreciation (depreciation)
Investments	$(1,605,310)
Futures contracts	(1,058,720)
Translation of assets and liabilities in foreign currencies	(265,843)
Net unrealized gain (loss) on investments and foreign currency translation	$(2,929,873)
Net realized and unrealized gain (loss) on investments and foreign currency	$(6,201,222)
Change in net assets from operations	$(5,544,394)

See Notes to Financial Statements

25

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
Change in net assets	11/30/15 (unaudited)	5/31/15
From operations
Net investment income	$656,828	$929,080
Net realized gain (loss) on investments and foreign currency	(3,271,349)	(1,149,940)
Net unrealized gain (loss) on investments and foreign currency translation	(2,929,873)	(1,606,415)
Change in net assets from operations	$(5,544,394)	$(1,827,275)
Distributions declared to shareholders
From net investment income	$(976,037)	$(1,572,326)
Change in net assets from fund share transactions	$(411,302)	$16,909,201
Total change in net assets	$(6,931,733)	$13,509,600
Net assets
At beginning of period	210,870,377	197,360,777
At end of period (including accumulated distributions in excess of net investment income of $203,006 and undistributed net investment income of $116,203, respectively)	$203,938,644	$210,870,377

See Notes to Financial Statements

26

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class A			2015	2014	2013	2012		2011 (c)

Net asset value, beginning of period	$9.53		$9.69	$9.73	$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.02	$0.02	$0.04	$0.04		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.29)		(0.13)	0.00 (w)	0.21	(0.37)		0.09
Total from investment operations	$(0.27)		$(0.11)	$0.02	$0.25	$(0.33)		$0.10
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.05)	$(0.06)	$(0.11)	$(0.14)		$(0.02)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	—
From tax return of capital	—		—	—	—	(0.02)		—
Total distributions declared to shareholders	$(0.03)		$(0.05)	$(0.06)	$(0.11)	$(0.16)		$(0.02)
Net asset value, end of period (x)	$9.23		$9.53	$9.69	$9.73	$9.59		$10.08
Total return (%) (r)(s)(t)(x)	(2.84	)(n)	(1.19)	0.24	2.66	(3.31)		0.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42	(a)	1.47	1.45	1.51	1.35		2.63	(a)
Expenses after expense reductions (f)	1.14	(a)	1.14	1.14	1.15	1.15		1.15	(a)
Net investment income	0.34	(a)	0.16	0.23	0.40	0.43		0.42	(a)
Portfolio turnover	15	(n)	30	28	29	10		0	(z)
Net assets at end of period (000 omitted)	$2,576		$2,809	$3,846	$3,348	$3,197		$614

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class B			2015	2014		2013	2012		2011 (c)

Net asset value, beginning of period	$9.47		$9.66	$9.72		$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.06)	$(0.05)		$(0.03)	$(0.03)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.28)		(0.13)	(0.01)		0.21	(0.38)		0.10
Total from investment operations	$(0.30)		$(0.19)	$(0.06)		$0.18	$(0.41)		$0.09
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.00	)(w)	$(0.05)	$(0.07)		$(0.01)
From net realized gain on investments	—		—	—		—	(0.00	)(w)	—
From tax return of capital	—		—	—		—	(0.01)		—
Total distributions declared to shareholders	$—		$—	$(0.00	)(w)	$(0.05)	$(0.08)		$(0.01)
Net asset value, end of period (x)	$9.17		$9.47	$9.66		$9.72	$9.59		$10.08
Total return (%) (r)(s)(t)(x)	(3.17	)(n)	(1.97)	(0.58)		1.85	(4.04)		0.86	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.22	2.20		2.26	2.07		3.36	(a)
Expenses after expense reductions (f)	1.90	(a)	1.90	1.90		1.90	1.90		1.90	(a)
Net investment loss	(0.42	)(a)	(0.59)	(0.53)		(0.34)	(0.30)		(0.55	)(a)
Portfolio turnover	15	(n)	30	28		29	10		0	(z)
Net assets at end of period (000 omitted)	$555		$644	$723		$668	$765		$153

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class C			2015	2014	2013	2012		2011 (c)

Net asset value, beginning of period	$9.47		$9.66	$9.72	$9.58	$10.08		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.06)	$(0.05)	$(0.03)	$(0.03)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.28)		(0.13)	0.00 (w)	0.22	(0.38)		0.10
Total from investment operations	$(0.30)		$(0.19)	$(0.05)	$0.19	$(0.41)		$0.09
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.01)	$(0.05)	$(0.08)		$(0.01)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	—
From tax return of capital	—		—	—	—	(0.01)		—
Total distributions declared to shareholders	$—		$—	$(0.01)	$(0.05)	$(0.09)		$(0.01)
Net asset value, end of period (x)	$9.17		$9.47	$9.66	$9.72	$9.58		$10.08
Total return (%) (r)(s)(t)(x)	(3.17	)(n)	(1.97)	(0.56)	1.97	(4.11)		0.88	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.21	2.20	2.26	2.09		3.38	(a)
Expenses after expense reductions (f)	1.90	(a)	1.90	1.90	1.90	1.90		1.90	(a)
Net investment loss	(0.42	)(a)	(0.59)	(0.53)	(0.34)	(0.31)		(0.40	)(a)
Portfolio turnover	15	(n)	30	28	29	10		0	(z)
Net assets at end of period (000 omitted)	$1,131		$1,276	$3,048	$1,999	$1,231		$238

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class I			2015	2014	2013	2012		2011 (c)

Net asset value, beginning of period	$9.54		$9.70	$9.74	$9.60	$10.09		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.04	$0.05	$0.08	$0.06		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.28)		(0.13)	0.00 (w)	0.19	(0.37)		0.10
Total from investment operations	$(0.25)		$(0.09)	$0.05	$0.27	$(0.31)		$0.11
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.07)	$(0.09)	$(0.13)	$(0.16)		$(0.02)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	—
From tax return of capital	—		—	—	—	(0.02)		—
Total distributions declared to shareholders	$(0.04)		$(0.07)	$(0.09)	$(0.13)	$(0.18)		$(0.02)
Net asset value, end of period (x)	$9.25		$9.54	$9.70	$9.74	$9.60		$10.09
Total return (%) (r)(s)(x)	(2.61	)(n)	(0.94)	0.48	2.86	(3.08)		1.07	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.22	1.18	1.23	1.07		2.32	(a)
Expenses after expense reductions (f)	0.90	(a)	0.90	0.90	0.90	0.90		0.90	(a)
Net investment income	0.62	(a)	0.41	0.51	0.83	0.65		0.37	(a)
Portfolio turnover	15	(n)	30	28	29	10		0	(z)
Net assets at end of period (000 omitted)	$329		$1,402	$1,410	$2,244	$107,665		$39,829
See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R1			2015	2014		2013	2012		2011 (c)

Net asset value, beginning of period	$9.48		$9.67	$9.72		$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.06)	$(0.05)		$(0.03)	$(0.03)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.27)		(0.13)	0.00	(w)	0.21	(0.38)		0.09
Total from investment operations	$(0.29)		$(0.19)	$(0.05)		$0.18	$(0.41)		$0.08
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.00	)(w)	$(0.05)	$(0.07)		$(0.00	)(w)
From net realized gain on investments	—		—	—		—	(0.00	)(w)	—
From tax return of capital	—		—	—		—	(0.01)		—
Total distributions declared to shareholders	$—		$—	$(0.00	)(w)	$(0.05)	$(0.08)		$(0.00	)(w)
Net asset value, end of period (x)	$9.19		$9.48	$9.67		$9.72	$9.59		$10.08
Total return (%) (r)(s)(x)	(3.06	)(n)	(1.96)	(0.48)		1.84	(4.06)		0.81	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.18	(a)	2.21	2.21		2.26	2.05		3.37	(a)
Expenses after expense reductions (f)	1.90	(a)	1.90	1.90		1.90	1.90		1.90	(a)
Net investment loss	(0.40	)(a)	(0.59)	(0.53)		(0.35)	(0.35)		(0.61	)(a)
Portfolio turnover	15	(n)	30	28		29	10		0	(z)
Net assets at end of period (000 omitted)	$50		$96	$112		$99	$97		$101

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R2			2015	2014		2013	2012		2011 (c)

Net asset value, beginning of period	$9.52		$9.69	$9.73		$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.01)	$(0.00	)(w)	$0.02	$0.01		$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.27)		(0.14)	0.00	(w)	0.21	(0.37)		0.09
Total from investment operations	$(0.27)		$(0.15)	$(0.00	)(w)	$0.23	$(0.36)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.02)	$(0.04)		$(0.09)	$(0.11)		$(0.01)
From net realized gain on investments	—		—	—		—	(0.00	)(w)	—
From tax return of capital	—		—	—		—	(0.02)		—
Total distributions declared to shareholders	$(0.02)		$(0.02)	$(0.04)		$(0.09)	$(0.13)		$(0.01)
Net asset value, end of period (x)	$9.23		$9.52	$9.69		$9.73	$9.59		$10.08
Total return (%) (r)(s)(x)	(2.88	)(n)	(1.54)	(0.02)		2.41	(3.57)		0.89	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.72	1.70		1.76	1.55		2.87	(a)
Expenses after expense reductions (f)	1.40	(a)	1.40	1.40		1.40	1.40		1.40	(a)
Net investment income (loss)	0.10	(a)	(0.09)	(0.03)		0.16	0.14		(0.12	)(a)
Portfolio turnover	15	(n)	30	28		29	10		0	(z)
Net assets at end of period (000 omitted)	$50		$98	$100		$100	$97		$101

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R3			2015	2014	2013	2012		2011 (c)

Net asset value, beginning of period	$9.53		$9.69	$9.73	$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.02	$0.02	$0.04	$0.04		$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.29)		(0.14)	0.00 (w)	0.21	(0.37)		0.09
Total from investment operations	$(0.27)		$(0.12)	$0.02	$0.25	$(0.33)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.04)	$(0.06)	$(0.11)	$(0.14)		$(0.01)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	—
From tax return of capital	—		—	—	—	(0.02)		—
Total distributions declared to shareholders	$(0.03)		$(0.04)	$(0.06)	$(0.11)	$(0.16)		$(0.01)
Net asset value, end of period (x)	$9.23		$9.53	$9.69	$9.73	$9.59		$10.08
Total return (%) (r)(s)(x)	(2.85	)(n)	(1.19)	0.23	2.65	(3.33)		0.93	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.43	(a)	1.47	1.45	1.51	1.30		2.62	(a)
Expenses after expense reductions (f)	1.15	(a)	1.15	1.15	1.15	1.15		1.15	(a)
Net investment income	0.35	(a)	0.16	0.22	0.41	0.39		0.14	(a)
Portfolio turnover	15	(n)	30	28	29	10		0	(z)
Net assets at end of period (000 omitted)	$50		$99	$100	$100	$98		$101

See Notes to Financial Statements

33

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R4			2015	2014	2013	2012		2011 (c)

Net asset value, beginning of period	$9.53		$9.69	$9.73	$9.59	$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.04	$0.05	$0.06	$0.06		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.28)		(0.13)	0.00 (w)	0.22	(0.37)		0.09
Total from investment operations	$(0.25)		$(0.09)	$0.05	$0.28	$(0.31)		$0.10
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.07)	$(0.09)	$(0.14)	$(0.16)		$(0.02)
From net realized gain on investments	—		—	—	—	(0.00	)(w)	—
From tax return of capital	—		—	—	—	(0.02)		—
Total distributions declared to shareholders	$(0.04)		$(0.07)	$(0.09)	$(0.14)	$(0.18)		$(0.02)
Net asset value, end of period (x)	$9.24		$9.53	$9.69	$9.73	$9.59		$10.08
Total return (%) (r)(s)(x)	(2.61	)(n)	(0.94)	0.48	2.91	(3.08)		0.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.22	1.20	1.26	1.05		2.37	(a)
Expenses after expense reductions (f)	0.90	(a)	0.90	0.90	0.90	0.90		0.90	(a)
Net investment income	0.60	(a)	0.41	0.47	0.66	0.64		0.39	(a)
Portfolio turnover	15	(n)	30	28	29	10		0	(z)
Net assets at end of period (000 omitted)	$50		$100	$101	$101	$98		$101

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R5			2015	2014		2013 (i)

Net asset value, beginning of period	$9.53		$9.69	$9.73		$9.68
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.05	$0.05		$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(0.28)		(0.13)	0.00	(w)	0.10	(g)
Total from investment operations	$(0.25)		$(0.08)	$0.05		$0.14
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.08)	$(0.09)		$(0.09)
Net asset value, end of period (x)	$9.24		$9.53	$9.69		$9.73
Total return (%) (r)(s)(x)	(2.58	)(n)	(0.87)	0.56		1.44	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.15	1.13		1.23	(a)
Expenses after expense reductions (f)	0.83	(a)	0.83	0.83		0.89	(a)
Net investment income	0.65	(a)	0.48	0.54		0.56	(a)
Portfolio turnover	15	(n)	30	28		29
Net assets at end of period (000 omitted)	$199,149		$204,347	$187,921		$148,892

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 30, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, October 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	Less than 0.5%.

See Notes to Financial Statements

35

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Absolute Return Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided

36

Notes to Financial Statements (unaudited) – continued

by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

37

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$2,084	$—	$2,084
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	7,688,362	—	7,688,362
Non-U.S. Sovereign Debt	—	13,179,991	—	13,179,991
U.S. Corporate Bonds	—	78,678,139	—	78,678,139
Residential Mortgage-Backed Securities	—	4,690,961	—	4,690,961
Commercial Mortgage-Backed Securities	—	1,404,835	—	1,404,835
Asset-Backed Securities (including CDOs)	—	27,022,303	—	27,022,303
Foreign Bonds	—	61,478,589	—	61,478,589
Mutual Funds	7,805,541	—	—	7,805,541
Total Investments	$7,805,541	$194,145,264	$—	$201,950,805

Other Financial Instruments
Futures Contracts	$(1,804,166)	$—	$—	$(1,804,166)
Forward Foreign Currency Exchange Contracts	—	(442,224)	—	(442,224)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $504 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

38

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$109,025	$(425,053)
Foreign Exchange	Forward Foreign Currency Exchange	1,278,896	(1,721,120)
Equity	Equity Futures	1,462,436	(2,950,574)
Equity	Purchased Equity Options	2,084	—
Total		$2,852,441	$(5,096,747)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

39

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$1,210,655	$—
Foreign Exchange	—	(592,424)
Equity	(3,877,451)	—
Total	$(2,666,796)	$(592,424)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$(1,147,006)	$—	$—
Foreign Exchange	—	(247,988)	—
Equity	88,286	—	(243,685)
Total	$(1,058,720)	$(247,988)	$(243,685)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets

40

Notes to Financial Statements (unaudited) – continued

and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of November 30, 2015:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$901,784	$—
Forward Foreign Currency Exchange Contracts	1,278,896	(1,721,120)
Purchased Options	2,084	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$2,182,764	$(1,721,120)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	902,288	—
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$1,280,476	$(1,721,120)

(a)	The amount presented here represents the fund’s current day net variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at November 30, 2015:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Goldman Sachs International	$490,854	$(490,854)	$—	$—	$—
JP Morgan Chase Bank N.A.	789,622	(516,246)	—	(250,184)	23,192
Total	$1,280,476	$(1,007,100)	$—	$(250,184)	$23,192

41

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at November 30, 2015:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Goldman Sachs International	$(1,204,874)	$490,854	$—	$—	$(714,020)
JP Morgan Chase Bank N.A.	(516,246)	516,246	—	—	—
Total	$(1,721,120)	$1,007,100	$—	$—	$(714,020)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

42

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase

43

Notes to Financial Statements (unaudited) – continued

in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the

44

Notes to Financial Statements (unaudited) – continued

securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended November 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net

45

Notes to Financial Statements (unaudited) – continued

asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/15
Ordinary income (including any short-term capital gains)	$1,572,326

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/15
Cost of investments	$203,441,490
Gross appreciation	371,128
Gross depreciation	(1,861,813)
Net unrealized appreciation (depreciation)	$(1,490,685)

As of 5/31/15
Undistributed ordinary income	244,789
Capital loss carryforwards	(6,222,664)
Other temporary differences	(763,635)
Net unrealized appreciation (depreciation)	(39,741)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Long-Term	$(6,222,664)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

46

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/15	Year ended 5/31/15
Class A	$8,511	$15,155
Class I	3,898	9,828
Class R2	130	217
Class R3	230	466
Class R4	330	721
Class R5	962,938	1,545,939
Total	$976,037	$1,572,326

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.65%
Next $1.5 billion of average daily net assets	0.55%
Average daily net assets in excess of $2.5 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2015, this management fee reduction amounted to $7,422 which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2015 was equivalent to an annual effective rate of 0.64% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.15%	1.90%	1.90%	0.90%	1.90%	1.40%	1.15%	0.90%	0.85%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2016. For the six months ended November 30, 2015, this reduction amounted to $275,557, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $198 for the six months ended November 30, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

47

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$3,320
Class B	0.75%	0.25%	1.00%	1.00%	2,954
Class C	0.75%	0.25%	1.00%	1.00%	6,056
Class R1	0.75%	0.25%	1.00%	1.00%	373
Class R2	0.25%	0.25%	0.50%	0.50%	190
Class R3	—	0.25%	0.25%	0.25%	96
Total Distribution and Service Fees					$12,989

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2015, this rebate amounted to $117 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2015, were as follows:

Amount
Class A	$—
Class B	223
Class C	251

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2015, the fee was $1,230, which equated to 0.0012% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder

48

Notes to Financial Statements (unaudited) – continued

servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended November 30, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,340.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended November 30, 2015, these costs for the fund amounted to $270,506 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2015 was equivalent to an annual effective rate of 0.0202% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2015, the fee paid by the fund under this agreement was $246 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS redeemed 14 shares of Class A, 4,734 shares of Class B, 4,377 shares of Class I, 4,733 shares of Class R1, 4,936 shares of Class R2, 5,048 shares of Class R3, 5,165 shares of Class R4 and 31 shares of Class R5 for an aggregate amount of $269,911.

49

Notes to Financial Statements (unaudited) – continued

At November 30, 2015, MFS held approximately 100%, 100%, 100% and 100% of the outstanding shares of Class R1, Class R2, Class R3 and Class R4, respectively.

(4) Portfolio Securities

For the six months ended November 30, 2015, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$2,669,793	$9,174,176
Investments (non-U.S. Government securities)	$26,801,502	$34,562,486

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/15		Year ended 5/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	36,905	$345,604	72,275	$693,471
Class B	924	8,638	19,020	180,574
Class C	23,627	218,180	65,818	629,121
Class I	15,205	142,021	119,421	1,144,954
Class R5	520,284	4,870,209	2,579,918	24,636,758
	596,945	$5,584,652	2,856,452	$27,284,878

Shares issued to shareholders in reinvestment of distributions
Class A	905	$8,430	1,575	$15,036
Class I	416	3,898	1,028	9,828
Class R2	14	130	23	217
Class R3	24	230	49	466
Class R4	35	330	76	721
Class R5	103,041	960,733	161,844	1,545,939
	104,435	$973,751	164,595	$1,572,207

Shares reacquired
Class A	(53,698)	$(503,110)	(175,764)	$(1,679,350)
Class B	(8,375)	(77,994)	(25,885)	(246,485)
Class C	(35,020)	(323,877)	(246,607)	(2,353,723)
Class I	(127,028)	(1,184,309)	(118,788)	(1,137,643)
Class R1	(4,733)	(43,818)	(1,442)	(13,902)
Class R2	(4,936)	(45,954)	—	—
Class R3	(5,048)	(47,006)	—	—
Class R4	(5,165)	(48,086)	—	—
Class R5	(504,497)	(4,695,551)	(681,139)	(6,516,781)
	(748,500)	$(6,969,705)	(1,249,625)	$(11,947,884)

50

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/15		Year ended 5/31/15
	Shares	Amount	Shares	Amount
Net change
Class A	(15,888)	$(149,076)	(101,914)	$(970,843)
Class B	(7,451)	(69,356)	(6,865)	(65,911)
Class C	(11,393)	(105,697)	(180,789)	(1,724,602)
Class I	(111,407)	(1,038,390)	1,661	17,139
Class R1	(4,733)	(43,818)	(1,442)	(13,902)
Class R2	(4,922)	(45,824)	23	217
Class R3	(5,024)	(46,776)	49	466
Class R4	(5,130)	(47,756)	76	721
Class R5	118,828	1,135,391	2,060,623	19,665,916
	(47,120)	$(411,302)	1,771,422	$16,909,201

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2030 Fund were the owners of record of approximately 31%, 29%, 26%, 5%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2015, the fund’s commitment fee and interest expense were $339 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

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Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,733,691	37,547,779	(32,475,929)	7,805,541

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,523	$7,805,541

52

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for the various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

53

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 5th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period ended December 31, 2014 relative to the Lipper performance universe. The Fund commenced operations on March 30, 2011; therefore no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee

54

Board Review of Investment Advisory Agreement – continued

and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median and the Fund’s total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel

55

Board Review of Investment Advisory Agreement – continued

and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

56

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

57

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2015

MFS® EMERGING MARKETS EQUITY FUND

FEM-SEM

MFS® EMERGING MARKETS EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

A disparity in the pace of economic growth between the United States and much of the rest of the world has led to a divergence in central bank policies.

The U.S. economy continues its modest recovery, fed by strengthening labor and housing markets. Confident consumers are spending, even as corporations post smaller profits, held back by the strong U.S. dollar, diminished demand for exports, and the significant drop in energy and other commodity prices. Accordingly, the U.S. Federal Reserve has signaled a desire to gradually transition from the stimulative low interest rate environment of recent years.

In contrast, central banks in China, Japan and Europe are seeking new ways to revive their respective economies. China’s slowing growth has had a global impact, particularly for commodity-exporting nations. Japan’s government plans to shift its focus to a more worker-driven, bottom-up stimulus after limited success in promoting exports through a weaker yen. And the European Central Bank appears determined to prevent deflation by extending its quantitative easing program.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

January 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
Naspers Ltd.	4.1%
Samsung Electronics Co. Ltd.	3.0%
China Construction Bank	2.9%
Housing Development Finance Corp. Ltd.	2.5%
LG Household & Health Care Ltd.	2.3%
Alibaba Group Holding Ltd., ADR	2.2%
Techtronic Industries Co. Ltd.	2.0%
China Resources Gas Group Ltd.	1.9%
AIA Group Ltd.	1.8%

Equity sectors (i)
Financial Services	28.0%
Technology	19.5%
Consumer Staples	11.9%
Retailing	10.2%
Energy	5.0%
Autos & Housing	4.8%
Leisure	4.5%
Utilities & Communications	3.7%
Special Products & Services	3.3%
Basic Materials	3.3%
Health Care	2.3%
Transportation	1.2%
Industrial Goods & Services	0.7%

Issuer country weightings (i)(x)
China	14.9%
South Korea	12.0%
Hong Kong	10.9%
Taiwan	10.7%
India	9.3%
South Africa	7.7%
Brazil	5.4%
United States	4.6%
Mexico	4.5%
Other Countries	20.0%

2

Portfolio Composition – continued

Currency exposure weightings (i)(y)
Hong Kong Dollar	21.1%
South Korean Won	12.0%
Taiwan Dollar	10.7%
Indian Rupee	9.3%
South African Rand	7.7%
United States Dollar	6.8%
Brazilian Real	5.4%
Chinese Renminbi	4.6%
Mexican Peso	4.5%
Other Currencies	17.9%

(i)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

From time to time Other may be negative due to equivalent exposure from currency derivatives and/or offsets to derivative positions.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 11/30/15.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2015 through November 30, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2015 through November 30, 2015.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/15	Ending Account Value 11/30/15	Expenses Paid During Period (p) 6/01/15-11/30/15
A	Actual	1.68%	$1,000.00	$879.08	$7.89
	Hypothetical (h)	1.68%	$1,000.00	$1,016.60	$8.47
B	Actual	2.44%	$1,000.00	$875.91	$11.44
	Hypothetical (h)	2.44%	$1,000.00	$1,012.80	$12.28
C	Actual	2.44%	$1,000.00	$875.69	$11.44
	Hypothetical (h)	2.44%	$1,000.00	$1,012.80	$12.28
I	Actual	1.44%	$1,000.00	$880.29	$6.77
	Hypothetical (h)	1.44%	$1,000.00	$1,017.80	$7.26
R1	Actual	2.44%	$1,000.00	$875.84	$11.44
	Hypothetical (h)	2.44%	$1,000.00	$1,012.80	$12.28
R2	Actual	1.95%	$1,000.00	$878.17	$9.16
	Hypothetical (h)	1.95%	$1,000.00	$1,015.25	$9.82
R3	Actual	1.69%	$1,000.00	$879.42	$7.94
	Hypothetical (h)	1.69%	$1,000.00	$1,016.55	$8.52
R4	Actual	1.44%	$1,000.00	$880.45	$6.77
	Hypothetical (h)	1.44%	$1,000.00	$1,017.80	$7.26
R5	Actual	1.32%	$1,000.00	$881.05	$6.21
	Hypothetical (h)	1.32%	$1,000.00	$1,018.40	$6.66

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.7%
Issuer	Shares/Par	Value ($)
Airlines - 0.2%
Copa Holdings S.A., “A” (l)	23,997	$1,239,444

Alcoholic Beverages - 1.4%
AmBev S.A., ADR	1,559,004	$7,436,449
SABMiller PLC	48,167	2,924,622

		$10,361,071
Apparel Manufacturers - 3.4%
Belle International Holdings Ltd.	3,384,000	$2,959,137
Global Brands Group Holding Ltd. (a)	60,706,000	11,744,320
Stella International Holdings	4,323,000	10,660,514

		$25,363,971
Automotive - 2.4%
Bajaj Auto Ltd.	85,862	$3,193,659
Ford Otomotiv Sanayi A.S.	344,600	3,867,989
Guangzhou Automobile Group Co. Ltd., “H”	1,235,000	1,181,887
Kia Motors Corp.	216,724	9,825,146

		$18,068,681
Brokerage & Asset Managers - 1.1%
BM&F Bovespa S.A.	1,025,990	$3,015,122
Bolsa Mexicana de Valores S.A. de C.V.	1,310,549	1,889,350
Hong Kong Exchanges & Clearing Ltd.	138,300	3,603,119

		$8,507,591
Business Services - 2.3%
Cognizant Technology Solutions Corp., “A” (a)	182,117	$11,761,116
Tata Consultancy Services Ltd.	148,871	5,281,453

		$17,042,569
Cable TV - 4.1%
Naspers Ltd.	202,003	$30,110,967

Computer Software - Systems - 3.5%
EPAM Systems, Inc. (a)	118,177	$9,304,075
Globant S.A. (a)(l)	96,534	3,394,135
Hon Hai Precision Industry Co. Ltd.	4,204,950	10,820,899
Linx S.A.	194,800	2,426,818

		$25,945,927

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Conglomerates - 0.6%
First Pacific Co. Ltd.	7,709,250	$4,792,523

Construction - 2.3%
Cemex S.A.B. de C.V., ADR (a)	418,023	$2,633,545
Techtronic Industries Co. Ltd.	3,626,500	14,710,023

		$17,343,568
Consumer Products - 4.8%
Dabur India Ltd.	2,082,229	$8,514,163
Hengan International Group Co. Ltd.	962,000	9,665,349
LG Household & Health Care Ltd.	19,906	17,326,754

		$35,506,266
Consumer Services - 0.4%
Localiza Rent a Car S.A.	402,038	$2,760,959

Electronics - 10.1%
Largan Precision Co. Ltd.	45,000	$3,467,159
Media Tek, Inc.	767,000	6,121,056
Samsung Electronics Co. Ltd.	20,064	22,246,169
Taiwan Semiconductor Manufacturing Co. Ltd.	10,191,695	43,399,473

		$75,233,857
Energy - Independent - 3.2%
China Shenhua Energy Co. Ltd.	4,285,000	$6,687,152
Coal India Ltd.	842,940	4,180,239
Gran Tierra Energy, Inc. (a)	1,871,700	4,639,131
INPEX Corp.	651,500	6,470,014
Ultrapar Participacoes S.A.	120,440	1,952,753

		$23,929,289
Energy - Integrated - 1.2%
NovaTek OAO, GDR	96,904	$9,070,214

Engineering - Construction - 0.5%
Mills Estruturas e Servicos de Engenharia S.A. (a)	860,342	$756,051
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	210,183	2,555,806

		$3,311,857
Food & Beverages - 4.6%
AVI Ltd.	1,342,391	$7,642,417
BRF S.A.	282,610	4,020,381
Grupo Lala S.A.B. de C.V.	972,566	2,360,687
M. Dias Branco S.A. Industria e Comercio de Alimentos	106,920	1,989,723

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Tingyi (Cayman Islands) Holding Corp.	4,388,000	$6,349,865
Universal Robina Corp.	1,152,019	4,936,526
Want Want China Holdings Ltd.	8,377,000	6,579,772

		$33,879,371
Food & Drug Stores - 3.7%
Clicks Group Ltd.	1,012,151	$6,792,250
Dairy Farm International Holdings Ltd.	708,300	4,271,049
E-Mart Co. Ltd.	13,081	2,417,283
Magnit OJSC	54,914	9,943,327
Wumart Stores, Inc., “H” (a)	5,406,000	3,883,616

		$27,307,525
Forest & Paper Products - 0.5%
Fibria Celulose S.A.	234,407	$3,467,333

General Merchandise - 2.7%
Pricesmart, Inc.	18,681	$1,741,069
Robinsons Retail Holdings, Inc.	1,014,764	1,553,144
S.A.C.I. Falabella	844,760	5,084,727
Walmart de Mexico S.A.B. de C.V.	1,648,136	4,362,355
Woolworths Ltd.	1,001,704	7,067,917

		$19,809,212
Health Maintenance Organizations - 0.7%
OdontoPrev S.A.	746,471	$1,919,717
Qualicorp S.A.	832,361	3,177,558

		$5,097,275
Insurance - 4.3%
AIA Group Ltd.	2,217,000	$13,238,894
BB Seguridade Participacoes S.A.	447,846	3,006,090
Brasil Insurance Participacoes e Administracao S.A.	55,605	287,439
Cathay Financial Holding Co. Ltd.	3,752,550	5,247,960
Samsung Fire & Marine Insurance Co. Ltd.	39,704	10,508,420

		$32,288,803
Internet - 5.9%
51job, Inc., ADR (a)	229,129	$7,277,137
Alibaba Group Holding Ltd., ADR (a)	192,312	16,169,593
Baidu, Inc., ADR (a)	36,467	7,948,712
NAVER Corp.	23,352	12,724,072

		$44,119,514

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 0.3%
TK Corp. (a)	252,573	$2,150,486

Major Banks - 1.7%
BOC Hong Kong Holdings Ltd.	2,379,500	$7,288,771
Industrial & Commercial Bank of China, “H”	2,771,000	1,683,304
Standard Chartered PLC	467,931	3,934,907

		$12,906,982
Metals & Mining - 1.2%
Gerdau S.A., ADR	1,984,262	$3,135,134
Grupo Mexico S.A.B. de C.V., “B”	951,518	2,082,885
Iluka Resources Ltd.	819,300	3,406,978

		$8,624,997
Natural Gas - Distribution - 1.9%
China Resources Gas Group Ltd.	5,088,000	$14,207,250

Oil Services - 0.6%
Lamprell PLC (a)	2,585,248	$4,166,194

Other Banks & Diversified Financials - 17.6%
Banco Santander Chile, ADR	198,224	$3,583,890
Bancolombia S.A., ADR	160,532	4,549,477
Bangkok Bank Public Co. Ltd.	714,700	3,409,980
CAR, Inc. (a)	800,000	1,500,235
China Construction Bank	31,202,490	21,449,712
Credicorp Ltd.	24,030	2,537,808
E.Sun Financial Holding Co. Ltd.	17,877,409	10,761,935
First Gulf Bank PJSC	732,602	2,393,733
FirstRand Ltd.	829,923	2,699,431
Grupo Financiero Banorte S.A. de C.V.	886,255	4,784,037
Grupo Financiero Inbursa S.A. de C.V.	1,660,318	3,175,768
Housing Development Finance Corp. Ltd.	1,023,677	18,601,419
Kasikornbank PLC, NVDR	1,639,300	7,821,437
Komercni Banka A.S.	23,206	4,715,754
Kotak Mahindra Bank Ltd.	611,720	6,353,977
Public Bank Berhad	1,261,951	5,439,648
Sberbank of Russia	4,523,622	7,020,824
Shinhan Financial Group Co. Ltd.	129,075	4,619,972
Shriram Transport Finance Co. Ltd.	614,366	8,056,670
Turkiye Garanti Bankasi A.S.	1,838,530	4,619,597
Turkiye Sinai Kalkinma Bankasi A.S.	4,480,526	2,322,353
Union National Bank	61,436	85,147

		$130,502,804

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 1.6%
Genomma Lab Internacional S.A., “B” (a)	4,121,283	$3,209,372
Sun Pharmaceutical Industries Ltd.	815,130	8,922,956

		$12,132,328
Railroad & Shipping - 0.7%
Diana Shipping, Inc. (a)	731,061	$3,472,540
Pacific Basin Shipping Ltd.	7,425,138	1,924,889

		$5,397,429
Real Estate - 2.5%
Aldar Properties PJSC	7,324,261	$4,666,659
Concentradora Fibra Danhos S.A. de C.V., REIT	262,496	579,199
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	2,616,218	2,378,201
Hang Lung Properties Ltd.	3,704,000	8,675,446
Prologis Property Mexico S.A. de C.V., REIT	1,514,484	2,456,500

		$18,756,005
Restaurants - 0.5%
Ajisen China Holdings Ltd.	167,000	$70,863
Alsea S.A.B. de C.V.	343,424	1,223,448
Jollibee Foods Corp.	568,360	2,423,427

		$3,717,738
Specialty Chemicals - 1.7%
LG Chemical Ltd.	26,843	$7,371,076
PTT Global Chemical PLC	3,347,300	4,949,969

		$12,321,045
Specialty Stores - 0.4%
Vipshop Holdings Ltd., ADR (a)	179,999	$2,975,383

Telephone Services - 0.8%
Hellenic Telecommunications Organization S.A.	394,128	$3,814,369
PT XL Axiata Tbk (a)	9,827,500	2,457,763

		$6,272,132
Tobacco - 1.1%
PT Gudang Garam Tbk	960,000	$3,393,133
PT Hanjaya Mandala Sampoerna Tbk	691,500	5,093,159

		$8,486,292
Trucking - 0.3%
Emergent Capital, Inc.	241,309	$2,536,449

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 0.9%
Alupar Investimento S.A., IEU	168,396	$616,741
CESC Ltd.	751,730	6,208,497

		$6,825,238
Total Common Stocks (Identified Cost, $814,325,135)		$726,536,539

	Strike Price	First Exercise
Warrants - 0.6%
Other Banks & Diversified Financials - 0.6%
Deutsche Bank AG (Union National Bank - Zero Strike Warrant (1 share for 1 warrant)) (Identified Cost, $5,130,866) (a)(n)		5/15/17	2,961,149	$4,103,560

Rights - 0.0%
Major Banks - 0.0%
Standard Chartered PLC (2 shares for 7 rights) (Identified Cost, $0) (a)	HKD 55.6	12/17/15	134,308	$169,413

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)			13,542,577	$13,542,577

Collateral for Securities Loaned - 0.2%
Navigator Securities Lending Prime Portfolio, 0.24%, at Cost and Net Asset Value (j)			1,505,123	$1,505,123
Total Investments (Identified Cost, $834,503,701)				$745,857,212

Other Assets, Less Liabilities - (0.3)%				(2,534,487)
Net Assets - 100.0%				$743,322,725

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,103,560, representing 0.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

11

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $820,961,124)	$732,314,635
Underlying affiliated funds, at cost and value	13,542,577
Total investments, at value, including $1,440,310 of securities on loan (identified cost, $834,503,701)	$745,857,212
Cash	16,401
Foreign currency, at value (identified cost, $11,195)	11,195
Receivables for
Investments sold	9,478,152
Fund shares sold	1,038,957
Interest and dividends	157,416
Other assets	175
Total assets	$756,559,508
Liabilities
Payables for
Investments purchased	$9,936,876
Fund shares reacquired	1,062,576
Collateral for securities loaned, at value	1,505,123
Payable to affiliates
Investment adviser	84,658
Shareholder servicing costs	441,185
Distribution and service fees	6,114
Payable for independent Trustees’ compensation	1,231
Accrued expenses and other liabilities	199,020
Total liabilities	$13,236,783
Net assets	$743,322,725
Net assets consist of
Paid-in capital	$845,490,790
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(88,649,842)
Accumulated net realized gain (loss) on investments and foreign currency	(17,962,605)
Undistributed net investment income	4,444,382
Net assets	$743,322,725
Shares of beneficial interest outstanding	29,233,483

13

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$121,965,402	4,977,489	$24.50
Class B	6,865,269	301,141	22.80
Class C	23,644,768	1,062,083	22.26
Class I	25,103,625	972,860	25.80
Class R1	425,175	19,258	22.08
Class R2	2,365,779	105,202	22.49
Class R3	2,011,837	82,594	24.36
Class R4	4,110,465	168,142	24.45
Class R5	556,830,405	21,544,714	25.85

Shares outstanding are rounded for presentation purposes.

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $25.99 [100 / 94.25 x $24.50]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$11,185,107
Interest	1,803
Dividends from underlying affiliated funds	6,078
Foreign taxes withheld	(1,180,597)
Total investment income	$10,012,391
Expenses
Management fee	$3,928,130
Distribution and service fees	334,606
Shareholder servicing costs	713,124
Administrative services fee	63,829
Independent Trustees’ compensation	8,402
Custodian fee	381,491
Shareholder communications	19,322
Audit and tax fees	46,780
Legal fees	3,188
Miscellaneous	73,437
Total expenses	$5,572,309
Fees paid indirectly	(39)
Reduction of expenses by investment adviser and distributor	(98,028)
Net expenses	$5,474,242
Net investment income	$4,538,149
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $467,210 country tax)	$(2,874,159)
Foreign currency	(313,364)
Net realized gain (loss) on investments and foreign currency	$(3,187,523)
Change in unrealized appreciation (depreciation)
Investments (net of $649,523 decrease in deferred country tax)	$(99,005,332)
Translation of assets and liabilities in foreign currencies	9,196
Net unrealized gain (loss) on investments and foreign currency translation	$(98,996,136)
Net realized and unrealized gain (loss) on investments and foreign currency	$(102,183,659)
Change in net assets from operations	$(97,645,510)

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/15 (unaudited)	Year ended 5/31/15
From operations
Net investment income	$4,538,149	$4,539,461
Net realized gain (loss) on investments and foreign currency	(3,187,523)	4,012,018
Net unrealized gain (loss) on investments and foreign currency translation	(98,996,136)	(52,630,466)
Change in net assets from operations	$(97,645,510)	$(44,078,987)
Distributions declared to shareholders
From net investment income	$—	$(7,000,125)
From net realized gain on investments	—	(17,392,285)
Total distributions declared to shareholders	$—	$(24,392,410)
Change in net assets from fund share transactions	$41,638,333	$51,244,418
Total change in net assets	$(56,007,177)	$(17,226,979)
Net assets
At beginning of period	799,329,902	816,556,881
At end of period (including undistributed net investment income of $4,444,382 and accumulated distributions in excess of net investment income of $93,767, respectively)	$743,322,725	$799,329,902

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$27.87		$30.60	$30.76	$27.61	$34.22	$26.43
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.12	$0.13	$0.18	$0.29	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	(3.49)		(1.98)	(0.17)	3.22	(6.76)	7.64
Total from investment operations	$(3.37)		$(1.86)	$(0.04)	$3.40	$(6.47)	$7.86
Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.12)	$(0.25)	$(0.14)	$(0.07)
From net realized gain on investments	—		(0.67)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.87)	$(0.12)	$(0.25)	$(0.14)	$(0.07)
Net asset value, end of period (x)	$24.50		$27.87	$30.60	$30.76	$27.61	$34.22
Total return (%) (r)(s)(t)(x)	(12.09	)(n)	(5.90)	(0.11)	12.31	(18.88)	29.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.69	1.69	1.69	1.66	1.71
Expenses after expense reductions (f)	1.68	(a)	1.66	1.67	1.68	1.66	1.71
Net investment income	0.93	(a)(l)	0.40	0.43	0.59	0.97	0.71
Portfolio turnover	31	(n)	38	44	35	28	36
Net assets at end of period (000 omitted)	$121,965		$132,361	$161,724	$223,707	$225,253	$294,564

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$26.03		$28.63	$28.88	$25.91	$32.18	$24.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$(0.10)	$(0.08)	$(0.05)	$0.06	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.27)		(1.83)	(0.17)	3.02	(6.33)	7.21
Total from investment operations	$(3.23)		$(1.93)	$(0.25)	$2.97	$(6.27)	$7.20
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.67)	$—	$—	$—	$—
Net asset value, end of period (x)	$22.80		$26.03	$28.63	$28.88	$25.91	$32.18
Total return (%) (r)(s)(t)(x)	(12.41	)(n)	(6.60)	(0.87)	11.46	(19.48)	28.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.47	(a)	2.44	2.44	2.44	2.42	2.46
Expenses after expense reductions (f)	2.44	(a)	2.42	2.42	2.43	2.41	2.46
Net investment income (loss)	0.31	(a)(l)	(0.36)	(0.30)	(0.19)	0.21	(0.02)
Portfolio turnover	31	(n)	38	44	35	28	36
Net assets at end of period (000 omitted)	$6,865		$9,026	$12,251	$17,777	$19,493	$30,375
See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$25.42		$27.98	$28.22	$25.33	$31.46	$24.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$(0.10)	$(0.08)	$(0.05)	$0.07	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.19)		(1.79)	(0.16)	2.95	(6.20)	7.04
Total from investment operations	$(3.16)		$(1.89)	$(0.24)	$2.90	$(6.13)	$7.04
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.01)	$—	$—
From net realized gain on investments	—		(0.67)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.67)	$—	$(0.01)	$—	$—
Net asset value, end of period (x)	$22.26		$25.42	$27.98	$28.22	$25.33	$31.46
Total return (%) (r)(s)(t)(x)	(12.43	)(n)	(6.62)	(0.85)	11.46	(19.49)	28.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.47	(a)	2.44	2.44	2.44	2.42	2.46
Expenses after expense reductions (f)	2.44	(a)	2.42	2.42	2.43	2.41	2.46
Net investment income (loss)	0.29	(a)(l)	(0.37)	(0.29)	(0.18)	0.24	0.00	(w)
Portfolio turnover	31	(n)	38	44	35	28	36
Net assets at end of period (000 omitted)	$23,645		$30,000	$37,532	$44,562	$44,967	$70,264

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class I			2015	2014	2013	2012	2011

Net asset value, beginning of period	$29.31		$32.16	$32.33	$29.01	$35.96	$27.75
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.18	$0.24	$0.37	$0.39	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	(3.72)		(2.07)	(0.20)	3.29	(7.11)	8.04
Total from investment operations	$(3.51)		$(1.89)	$0.04	$3.66	$(6.72)	$8.35
Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.21)	$(0.34)	$(0.23)	$(0.14)
From net realized gain on investments	—		(0.67)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.96)	$(0.21)	$(0.34)	$(0.23)	$(0.14)
Net asset value, end of period (x)	$25.80		$29.31	$32.16	$32.33	$29.01	$35.96
Total return (%) (r)(s)(x)	(11.98	)(n)	(5.70)	0.13	12.59	(18.68)	30.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	(a)	1.44	1.44	1.44	1.41	1.46
Expenses after expense reductions (f)	1.44	(a)	1.42	1.42	1.43	1.41	1.46
Net investment income	1.54	(a)(l)	0.59	0.76	1.17	1.23	0.94
Portfolio turnover	31	(n)	38	44	35	28	36
Net assets at end of period (000 omitted)	$25,104		$50,613	$58,251	$43,387	$326,883	$373,214

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R1			2015	2014	2013	2012	2011

Net asset value, beginning of period	$25.21		$27.84	$28.14	$25.33	$31.46	$24.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$(0.13)	$(0.09)	$(0.03)	$0.08	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(3.17)		(1.76)	(0.17)	2.95	(6.21)	7.12
Total from investment operations	$(3.13)		$(1.89)	$(0.26)	$2.92	$(6.13)	$7.05
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.04)	$(0.11)	$—	$(0.06)
From net realized gain on investments	—		(0.67)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.74)	$(0.04)	$(0.11)	$—	$(0.06)
Net asset value, end of period (x)	$22.08		$25.21	$27.84	$28.14	$25.33	$31.46
Total return (%) (r)(s)(x)	(12.42	)(n)	(6.63)	(0.91)	11.53	(19.49)	28.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.47	(a)	2.45	2.44	2.44	2.41	2.45
Expenses after expense reductions (f)	2.44	(a)	2.42	2.42	2.42	2.41	2.45
Net investment income (loss)	0.33	(a)(l)	(0.49)	(0.32)	(0.12)	0.27	(0.22)
Portfolio turnover	31	(n)	38	44	35	28	36
Net assets at end of period (000 omitted)	$425		$574	$458	$704	$283	$316

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R2			2015	2014	2013	2012	2011

Net asset value, beginning of period	$25.61		$28.25	$28.47	$25.62	$31.81	$24.64
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.00	$0.05	$0.09	$0.18	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	(3.18)		(1.79)	(0.16)	3.00	(6.25)	7.11
Total from investment operations	$(3.12)		$(1.79)	$(0.11)	$3.09	$(6.07)	$7.25
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.11)	$(0.24)	$(0.12)	$(0.08)
From net realized gain on investments	—		(0.67)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.85)	$(0.11)	$(0.24)	$(0.12)	$(0.08)
Net asset value, end of period (x)	$22.49		$25.61	$28.25	$28.47	$25.62	$31.81
Total return (%) (r)(s)(x)	(12.18	)(n)	(6.16)	(0.38)	12.03	(19.07)	29.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.97	(a)	1.95	1.94	1.94	1.92	1.96
Expenses after expense reductions (f)	1.95	(a)	1.93	1.92	1.93	1.92	1.96
Net investment income	0.48	(a)(l)	0.02	0.19	0.30	0.66	0.49
Portfolio turnover	31	(n)	38	44	35	28	36
Net assets at end of period (000 omitted)	$2,366		$1,781	$1,096	$803	$514	$555

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R3			2015	2014	2013	2012	2011

Net asset value, beginning of period	$27.70		$30.45	$30.62	$27.48	$34.06	$26.28
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.10	$0.13	$0.18	$0.28	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(3.51)		(1.96)	(0.16)	3.21	(6.72)	7.59
Total from investment operations	$(3.34)		$(1.86)	$(0.03)	$3.39	$(6.44)	$7.82
Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.14)	$(0.25)	$(0.14)	$(0.04)
From net realized gain on investments	—		(0.67)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.89)	$(0.14)	$(0.25)	$(0.14)	$(0.04)
Net asset value, end of period (x)	$24.36		$27.70	$30.45	$30.62	$27.48	$34.06
Total return (%) (r)(s)(x)	(12.06	)(n)	(5.93)	(0.10)	12.31	(18.89)	29.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.70	1.69	1.69	1.67	1.72
Expenses after expense reductions (f)	1.69	(a)	1.67	1.67	1.68	1.67	1.72
Net investment income	1.31	(a)(l)	0.33	0.45	0.59	0.94	0.73
Portfolio turnover	31	(n)	38	44	35	28	36
Net assets at end of period (000 omitted)	$2,012		$4,674	$4,201	$3,448	$3,584	$4,952

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R4			2015	2014	2013	2012	2011

Net asset value, beginning of period	$27.77		$30.52	$30.70	$27.56	$34.17	$26.38
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.18	$0.21	$0.26	$0.37	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	(3.47)		(1.98)	(0.18)	3.22	(6.75)	7.60
Total from investment operations	$(3.32)		$(1.80)	$0.03	$3.48	$(6.38)	$7.93
Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.21)	$(0.34)	$(0.23)	$(0.14)
From net realized gain on investments	—		(0.67)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.95)	$(0.21)	$(0.34)	$(0.23)	$(0.14)
Net asset value, end of period (x)	$24.45		$27.77	$30.52	$30.70	$27.56	$34.17
Total return (%) (r)(s)(x)	(11.96	)(n)	(5.68)	0.11	12.60	(18.66)	30.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.44	1.44	1.44	1.41	1.45
Expenses after expense reductions (f)	1.44	(a)	1.42	1.42	1.43	1.41	1.45
Net investment income	1.20	(a)(l)	0.61	0.72	0.84	1.24	1.03
Portfolio turnover	31	(n)	38	44	35	28	36
Net assets at end of period (000 omitted)	$4,110		$4,487	$5,023	$4,693	$4,010	$4,418

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R5			2015	2014	2013

Net asset value, beginning of period	$29.34		$32.19	$32.36	$29.01
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.22	$0.25	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	(3.66)		(2.09)	(0.19)	3.40
Total from investment operations	$(3.49)		$(1.87)	$0.06	$3.69
Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.23)	$(0.34)
From net realized gain on investments	—		(0.67)	—	—
Total distributions declared to shareholders	$—		$(0.98)	$(0.23)	$(0.34)
Net asset value, end of period (x)	$25.85		$29.34	$32.19	$32.36
Total return (%) (r)(s)(x)	(11.90	)(n)	(5.60)	0.21	12.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)	1.35	1.34	1.36
Expenses after expense reductions (f)	1.32	(a)	1.32	1.32	1.34
Net investment income	1.29	(a)(l)	0.70	0.79	0.89
Portfolio turnover	31	(n)	38	44	35
Net assets at end of period (000 omitted)	$556,830		$565,813	$536,021	$403,055

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized

26

Notes to Financial Statements (unaudited) – continued

cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires

27

Notes to Financial Statements (unaudited) – continued

judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$110,588,966	$—	$—	$110,588,966
South Korea	89,189,377	—	—	89,189,377
Hong Kong	80,909,547	—	—	80,909,547
Taiwan	79,818,482	—	—	79,818,482
India	69,313,032	—	—	69,313,032
South Africa	56,849,432	—	—	56,849,432
Brazil	39,968,269	—	—	39,968,269
Mexico	33,691,152	—	—	33,691,152
Russia	9,070,214	16,964,151	—	26,034,365
Other Countries	140,343,330	4,103,560	—	144,446,890
Mutual Funds	15,047,700	—	—	15,047,700
Total Investments	$724,789,501	$21,067,711	$—	$745,857,212

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $197,687,383 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Zero Strike Warrants – The fund invested in low exercise price call warrants (zero strike warrants). Zero strike warrants are issued by banks or broker-dealers and allow the fund to gain exposure to common stocks in markets that place restrictions on direct

28

Notes to Financial Statements (unaudited) – continued

investments by foreign investors and may or may not be traded on an exchange. Income received from zero strike warrants is recorded as dividend income in the Statement of Operations. To the extent the fund invests in zero strike warrants whose returns correspond to the performance of a foreign stock, investing in zero strike warrants will involve risks similar to the risks of investing in foreign securities. Additional risks associated with zero strike warrants include the potential inability of the counterparty to fulfill their obligations under the warrant, inability to transfer or liquidate the warrants and potential delays or an inability to redeem before expiration under certain market conditions.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $1,440,310. The fair value of the fund’s investment securities on loan and a related liability of $1,505,123 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,

29

Notes to Financial Statements (unaudited) – continued

the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended November 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

30

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/15
Ordinary income (including any short-term capital gains)	$15,307,292
Long-term capital gains	9,085,118
Total distributions	$24,392,410

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/15
Cost of investments	$835,924,397
Gross appreciation	70,166,710
Gross depreciation	(160,233,895)
Net unrealized appreciation (depreciation)	$(90,067,185)

As of 5/31/15
Post-October capital loss deferral	(13,354,386)
Late year ordinary loss deferral	(27,094)
Other temporary differences	(728,745)
Net unrealized appreciation (depreciation)	9,587,670

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

31

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 11/30/15	Year ended 5/31/15	Six months ended 11/30/15	Year ended 5/31/15
Class A	$—	$963,234	$—	$3,235,115
Class B	—	—	—	258,635
Class C	—	—	—	853,939
Class I	—	563,180	—	1,310,494
Class R1	—	1,672	—	15,975
Class R2	—	8,720	—	32,824
Class R3	—	34,517	—	105,316
Class R4	—	46,660	—	109,569
Class R5	—	5,382,142	—	11,470,418
Total	$—	$7,000,125	$—	$17,392,285

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

The investment adviser had agreed in writing to reduce its management fee to 0.95% of average daily net assets in excess of $500 million to $2.5 billion and 0.90% of average daily net assets in excess of $2.5 billion. This written agreement was terminated on July 31, 2015. For the period June 1, 2015 through July 31, 2015 this management fee reduction amounted to $23,763, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2015 the investment adviser has agreed in writing to reduce its management fee to 0.95% of average daily net assets in excess of $500 million up to $1 billion, 0.90% of average daily net assets in excess of $1 billion up to $4 billion, and 0.85% of average daily net assets in excess of $4 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2016. For the period August 1, 2015 through November 30, 2015, this management fee reduction amounted to $41,500, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2015, this management fee reduction amounted to $27,200, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2015 was equivalent to an annual effective rate of 1.01% of the fund’s average daily net assets.

32

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $13,611 for the six months ended November 30, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$155,037
Class B	0.75%	0.25%	1.00%	1.00%	38,383
Class C	0.75%	0.25%	1.00%	1.00%	129,342
Class R1	0.75%	0.25%	1.00%	1.00%	2,353
Class R2	0.25%	0.25%	0.50%	0.50%	5,042
Class R3	—	0.25%	0.25%	0.25%	4,449
Total Distribution and Service Fees					$334,606

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2015, this rebate amounted to $5,330, $74, and $161 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2015, were as follows:

Amount
Class A	$89
Class B	9,353
Class C	1,290

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

33

Notes to Financial Statements (unaudited) – continued

six months ended November 30, 2015, the fee was $45,757, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended November 30, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $169,676.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended November 30, 2015, these costs for the fund amounted to $497,691 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2015 was equivalent to an annual effective rate of 0.0168% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $27 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended November 30, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $1,193 at November 30, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can

34

Notes to Financial Statements (unaudited) – continued

terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2015, the fee paid by the fund under this agreement was $902 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On March 18, 2015, MFS purchased 1,310 shares of Class I for an aggregate amount of $37,491. On September 9, 2015 MFS redeemed 2,419 shares of Class R1 and 4,849 shares of Class R2 for an aggregate amount of $153,841.

(4) Portfolio Securities

For the six months ended November 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $275,949,755 and $228,517,858, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/15		Year ended 5/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,181,947	$29,375,957	1,097,132	$31,922,369
Class B	15,437	367,684	38,898	1,076,620
Class C	44,848	1,030,131	144,759	3,898,454
Class I	162,157	4,242,304	621,244	18,993,911
Class R1	1,950	44,071	11,989	333,226
Class R2	51,066	1,187,812	40,315	1,056,755
Class R3	29,284	740,482	67,324	1,967,488
Class R4	19,204	479,114	43,241	1,281,295
Class R5	2,758,106	73,380,760	3,432,262	102,703,693
	4,263,999	$110,848,315	5,497,164	$163,233,811

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/15		Year ended 5/31/15
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	155,647	$4,071,730
Class B	—	—	10,158	248,971
Class C	—	—	30,631	733,303
Class I	—	—	64,047	1,760,024
Class R1	—	—	743	17,647
Class R2	—	—	1,726	41,544
Class R3	—	—	5,378	139,833
Class R4	—	—	5,912	153,957
Class R5	—	—	612,820	16,852,560
	—	$—	887,062	$24,019,569

Shares reacquired
Class A	(953,916)	$(24,251,613)	(1,787,848)	$(52,566,006)
Class B	(61,079)	(1,436,259)	(130,104)	(3,560,082)
Class C	(163,095)	(3,736,651)	(336,439)	(8,872,968)
Class I	(915,894)	(23,103,896)	(769,832)	(22,943,486)
Class R1	(5,450)	(121,759)	(6,443)	(164,736)
Class R2	(15,418)	(354,918)	(11,289)	(291,207)
Class R3	(115,442)	(2,767,537)	(41,918)	(1,211,099)
Class R4	(12,636)	(325,758)	(52,131)	(1,519,971)
Class R5	(496,757)	(13,111,591)	(1,413,402)	(44,879,407)
	(2,739,687)	$(69,209,982)	(4,549,406)	$(136,008,962)

Net change
Class A	228,031	$5,124,344	(535,069)	$(16,571,907)
Class B	(45,642)	(1,068,575)	(81,048)	(2,234,491)
Class C	(118,247)	(2,706,520)	(161,049)	(4,241,211)
Class I	(753,737)	(18,861,592)	(84,541)	(2,189,551)
Class R1	(3,500)	(77,688)	6,289	186,137
Class R2	35,648	832,894	30,752	807,092
Class R3	(86,158)	(2,027,055)	30,784	896,222
Class R4	6,568	153,356	(2,978)	(84,719)
Class R5	2,261,349	60,269,169	2,631,680	74,676,846
	1,524,312	$41,638,333	1,834,820	$51,244,418

The fund is one of several mutual funds in which the MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 60%, 7%, and 4%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund,

36

Notes to Financial Statements (unaudited) – continued

the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund and the MFS Lifetime 2055 Fund were each owners of record of less than 1% of the value of the outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2015, the fund’s commitment fee and interest expense were $1,289 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,938,516	96,219,641	(93,615,580)	13,542,577

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,078	$13,542,577

37

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

38

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 5th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, including more recent performance information, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including changing portfolio management responsibilities as well as expanding analyst coverage for emerging market securities. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee

39

Board Review of Investment Advisory Agreement – continued

and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $500 million, and that MFS has agreed in writing to further reduce its advisory fee rate on the Fund’s average daily net assets over $500 million and implement additional breakpoints that reduce its advisory fee rate on the Fund’s average daily net assets over $1 billion and $4 billion, each of which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending,

40

Board Review of Investment Advisory Agreement – continued

and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

41

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

42

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2015

MFS® INTERNATIONAL GROWTH FUND

FGF-SEM

MFS® INTERNATIONAL GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

A disparity in the pace of economic growth between the United States and much of the rest of the world has led to a divergence in central bank policies.

The U.S. economy continues its modest recovery, fed by strengthening labor and housing markets. Confident consumers are spending, even as corporations post smaller profits, held back by the strong U.S. dollar, diminished demand for exports, and the significant drop in energy and other commodity prices. Accordingly, the U.S. Federal Reserve has signaled a desire to gradually transition from the stimulative low interest rate environment of recent years.

In contrast, central banks in China, Japan and Europe are seeking new ways to revive their respective economies. China’s slowing growth has had a global impact, particularly for commodity-exporting nations. Japan’s government plans to shift its focus to a more worker-driven, bottom-up stimulus after limited success in promoting exports through a weaker yen. And the European Central Bank appears determined to prevent deflation by extending its quantitative easing program.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

January 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Roche Holding AG	3.8%
Nestle S.A.	3.6%
Accenture PLC, “A”	3.0%
Danone S.A.	2.9%
LVMH Moet Hennessy Louis Vuitton S.A.	2.8%
Novartis AG	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.6%
AIA Group Ltd.	2.5%
UBS AG	2.5%
Compass Group PLC	2.4%

Equity sectors
Consumer Staples	19.2%
Health Care	15.7%
Financial Services	12.1%
Special Products & Services	9.5%
Technology	9.0%
Basic Materials	8.0%
Industrial Goods & Services	7.7%
Retailing	6.7%
Leisure	4.5%
Energy	2.5%
Transportation	2.2%
Autos & Housing	1.0%
Utilities & Communications	0.7%

Issuer country weightings (x)
United Kingdom	18.6%
France	15.2%
Switzerland	14.6%
Germany	9.4%
Japan	7.8%
United States	6.0%
Canada	3.8%
Taiwan	3.0%
Hong Kong	2.7%
Other Countries	18.9%

Currency exposure weightings (y)
Euro	28.9%
British Pound Sterling	18.6%
Swiss Franc	14.6%
United States Dollar	8.9%
Japanese Yen	7.8%
Hong Kong Dollar	3.8%
Taiwan Dollar	3.0%
Danish Krone	2.6%
Indian Rupee	2.3%
Other Currencies	9.5%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 11/30/15.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2015 through November 30, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2015 through November 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/15	Ending Account Value 11/30/15	Expenses Paid During Period (p) 6/01/15-11/30/15
A	Actual	1.19%	$1,000.00	$942.01	$5.78
	Hypothetical (h)	1.19%	$1,000.00	$1,019.05	$6.01
B	Actual	1.94%	$1,000.00	$938.44	$9.40
	Hypothetical (h)	1.94%	$1,000.00	$1,015.30	$9.77
C	Actual	1.94%	$1,000.00	$938.51	$9.40
	Hypothetical (h)	1.94%	$1,000.00	$1,015.30	$9.77
I	Actual	0.94%	$1,000.00	$943.43	$4.57
	Hypothetical (h)	0.94%	$1,000.00	$1,020.30	$4.75
R1	Actual	1.94%	$1,000.00	$938.40	$9.40
	Hypothetical (h)	1.94%	$1,000.00	$1,015.30	$9.77
R2	Actual	1.44%	$1,000.00	$940.88	$6.99
	Hypothetical (h)	1.44%	$1,000.00	$1,017.80	$7.26
R3	Actual	1.19%	$1,000.00	$941.93	$5.78
	Hypothetical (h)	1.19%	$1,000.00	$1,019.05	$6.01
R4	Actual	0.94%	$1,000.00	$943.11	$4.57
	Hypothetical (h)	0.94%	$1,000.00	$1,020.30	$4.75
R5	Actual	0.83%	$1,000.00	$943.80	$4.03
	Hypothetical (h)	0.83%	$1,000.00	$1,020.85	$4.19

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.8%
Issuer	Shares/Par	Value ($)
Aerospace - 0.9%
Rolls-Royce Holdings PLC	3,818,386	$34,879,009

Alcoholic Beverages - 5.5%
AmBev S.A., ADR	4,143,617	$19,765,050
Carlsberg A.S., “B”	526,666	44,789,788
Diageo PLC	2,343,219	67,406,186
Pernod Ricard S.A.	814,988	92,737,814

		$224,698,838
Apparel Manufacturers - 4.3%
Burberry Group PLC	2,250,032	$42,190,197
Kering S.A.	115,234	19,912,286
LVMH Moet Hennessy Louis Vuitton S.A. (l)	683,845	114,699,453

		$176,801,936
Automotive - 0.5%
Guangzhou Automobile Group Co. Ltd., “H”	21,018,000	$20,114,086

Broadcasting - 2.1%
WPP PLC	3,623,424	$83,768,558

Business Services - 9.5%
Accenture PLC, “A”	1,141,262	$122,366,112
Amadeus IT Holding S.A.	925,044	37,105,281
Brenntag AG	1,000,801	54,677,947
Compass Group PLC	5,599,951	97,329,287
Experian Group Ltd.	1,517,582	28,136,089
Intertek Group PLC	1,070,212	45,566,863

		$385,181,579
Computer Software - 3.1%
Dassault Systems S.A.	446,209	$35,513,725
OBIC Co. Ltd.	833,800	44,365,475
SAP AG	574,030	45,238,181

		$125,117,381
Computer Software - Systems - 1.3%
NICE Systems Ltd., ADR	887,437	$54,550,752

Construction - 0.5%
Toto Ltd.	562,700	$19,427,092

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 4.5%
Hengan International Group Co. Ltd.	1,581,500	$15,889,552
L’Oreal S.A.	374,476	66,311,361
Reckitt Benckiser Group PLC	867,208	81,370,096
Uni-Charm Corp.	910,200	19,194,794

		$182,765,803
Containers - 0.7%
Brambles Ltd.	3,609,971	$28,430,868

Electrical Equipment - 4.8%
Legrand S.A.	376,109	$22,125,999
Mettler-Toledo International, Inc. (a)	212,310	72,775,622
Prysmian S.p.A.	1,663,315	36,377,662
Schneider Electric S.A.	979,301	62,080,811

		$193,360,094
Electronics - 3.0%
Media Tek, Inc.	2,309,000	$18,427,011
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,588,480	104,433,805

		$122,860,816
Energy - Independent - 1.2%
INPEX Corp.	3,414,800	$33,912,210
Oil Search Ltd.	2,627,025	15,578,893

		$49,491,103
Energy - Integrated - 1.3%
BG Group PLC	1,667,632	$25,907,348
Suncor Energy, Inc.	922,681	25,494,724

		$51,402,072
Food & Beverages - 7.5%
Chr. Hansen Holding A.S.	288,795	$18,122,668
Danone S.A.	1,695,206	118,801,634
M. Dias Branco S.A. Industria e Comercio de Alimentos	179,650	3,343,189
Nestle S.A.	1,957,619	145,273,082
Want Want China Holdings Ltd.	26,509,000	20,821,674

		$306,362,247
Food & Drug Stores - 2.1%
Dairy Farm International Holdings Ltd.	1,406,600	$8,481,798
Loblaw Cos. Ltd.	653,903	33,012,198
Sundrug Co. Ltd.	655,800	42,246,093

		$83,740,089

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Gaming & Lodging - 1.1%
Paddy Power PLC	357,406	$45,314,065

General Merchandise - 0.3%
Dollarama, Inc.	121,815	$8,145,628
Lojas Renner S.A.	1,114,275	5,040,014

		$13,185,642
Insurance - 2.4%
AIA Group Ltd.	16,685,600	$99,638,649

Internet - 0.4%
NAVER Corp.	28,707	$15,641,913

Machinery & Tools - 2.0%
Atlas Copco AB, “A” (l)	706,643	$18,942,550
GEA Group AG	227,550	9,443,615
Schindler Holding AG	156,902	25,818,641
Weir Group PLC	1,595,953	28,892,031

		$83,096,837
Major Banks - 1.5%
HSBC Holdings PLC	7,600,877	$60,615,428

Medical & Health Technology & Services - 1.2%
Fresenius Medical Care AG & Co. KGaA	613,895	$50,721,348

Medical Equipment - 3.7%
Essilor International S.A.	285,987	$37,331,804
QIAGEN N.V. (a)	639,786	16,990,398
Smith & Nephew PLC	1,986,580	33,659,843
Sonova Holding AG	181,199	22,860,116
Terumo Corp.	1,297,100	41,410,260

		$152,252,421
Network & Telecom - 1.2%
Ericsson, Inc., “B”	4,898,665	$47,712,811

Other Banks & Diversified Financials - 8.1%
Aeon Credit Service Co. Ltd.	1,361,900	$31,375,698
Credicorp Ltd.	202,418	21,377,365
DBS Group Holdings Ltd.	3,458,100	40,451,349
Grupo Financiero Banorte S.A. de C.V.	4,672,985	25,224,944
HDFC Bank Ltd.	4,020,682	65,010,727
Julius Baer Group Ltd.	678,481	32,471,599

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Sberbank of Russia	9,792,260	$15,197,940
UBS AG	5,190,059	99,629,358

		$330,738,980
Pharmaceuticals - 10.8%
Bayer AG	696,746	$92,975,339
Novartis AG	1,309,945	111,979,067
Novo Nordisk A.S., “B”	803,056	44,241,123
Roche Holding AG	573,570	153,587,535
Shire PLC	496,304	34,728,057

		$437,511,121
Railroad & Shipping - 2.2%
Canadian National Railway Co.	1,474,715	$88,114,221

Restaurants - 1.4%
Whitbread PLC	823,651	$56,417,936

Specialty Chemicals - 7.3%
Akzo Nobel N.V. (l)	736,057	$52,353,472
Croda International PLC	810,178	34,995,572
L’Air Liquide S.A.	398,298	48,604,899
LG Chemical Ltd.	103,961	28,547,643
Linde AG	402,334	66,183,943
Nippon Paint Holdings Co. Ltd.	699,700	17,535,130
Symrise AG	706,966	47,849,279

		$296,069,938
Telecommunications - Wireless - 0.7%
SoftBank Corp.	539,000	$28,622,608

Tobacco - 1.7%
ITC Ltd.	5,220,275	$26,827,773
Japan Tobacco, Inc.	1,143,300	40,958,188

		$67,785,961
Total Common Stocks (Identified Cost, $3,484,663,665)		$4,016,392,202

Preferred Stocks - 0.0%
Aerospace - 0.0%
Rolls-Royce Holdings PLC, “C” (Identified Cost, $539,518) (a)	349,916,265	$527,009

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	52,503,448	$52,503,448

9

Portfolio of Investments (unaudited) – continued

Collateral for Securities Loaned - 2.5%
Issuer	Shares/Par	Value ($)
Navigator Securities Lending Prime Portfolio, 0.24%, at Cost and Net Asset Value (j)	100,239,054	$100,239,054
Total Investments (Identified Cost, $3,637,945,685)		$4,169,661,713

Other Assets, Less Liabilities - (2.6)%		(104,216,545)
Net Assets - 100.0%		$4,065,445,168

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $3,585,442,237)	$4,117,158,265
Underlying affiliated funds, at cost and value	52,503,448
Total investments, at value, including $96,897,938 of securities on loan (identified cost, $3,637,945,685)	$4,169,661,713
Foreign currency, at value (identified cost, $6)	6
Receivables for
Investments sold	31,835,027
Fund shares sold	3,267,614
Interest and dividends	5,129,047
Other assets	2,110
Total assets	$4,209,895,517
Liabilities
Payables for
Investments purchased	$37,504,616
Fund shares reacquired	5,296,361
Collateral for securities loaned, at value	100,239,054
Payable to affiliates
Investment adviser	347,419
Shareholder servicing costs	767,984
Distribution and service fees	23,993
Payable for independent Trustees’ compensation	2,068
Accrued expenses and other liabilities	268,854
Total liabilities	$144,450,349
Net assets	$4,065,445,168
Net assets consist of
Paid-in capital	$3,524,733,589
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	531,409,056
Accumulated net realized gain (loss) on investments and foreign currency	(40,936,616)
Undistributed net investment income	50,239,139
Net assets	$4,065,445,168
Shares of beneficial interest outstanding	148,375,389

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$583,872,901	21,916,394	$26.64
Class B	9,495,054	379,732	25.00
Class C	41,074,452	1,681,776	24.42
Class I	1,177,838,488	39,905,789	29.52
Class R1	1,365,488	56,721	24.07
Class R2	23,803,412	971,324	24.51
Class R3	43,357,619	1,639,778	26.44
Class R4	264,507,779	9,911,165	26.69
Class R5	1,920,129,975	71,912,710	26.70

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $28.27 [100 / 94.25 x $26.64]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$30,337,541
Interest	219,084
Dividends from underlying affiliated funds	22,732
Foreign taxes withheld	(2,333,373)
Total investment income	$28,245,984
Expenses
Management fee	$15,745,904
Distribution and service fees	1,117,733
Shareholder servicing costs	1,330,416
Administrative services fee	312,418
Independent Trustees’ compensation	24,172
Custodian fee	479,627
Shareholder communications	73,725
Audit and tax fees	36,282
Legal fees	16,457
Miscellaneous	134,182
Total expenses	$19,270,916
Fees paid indirectly	(51)
Reduction of expenses by investment adviser and distributor	(148,174)
Net expenses	$19,122,691
Net investment income	$9,123,293
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$37,436,931
Foreign currency	(213,007)
Net realized gain (loss) on investments and foreign currency	$37,223,924
Change in unrealized appreciation (depreciation)
Investments	$(286,261,717)
Translation of assets and liabilities in foreign currencies	(60,746)
Net unrealized gain (loss) on investments and foreign currency translation	$(286,322,463)
Net realized and unrealized gain (loss) on investments and foreign currency	$(249,098,539)
Change in net assets from operations	$(239,975,246)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/15 (unaudited)	Year ended 5/31/15
From operations
Net investment income	$9,123,293	$58,670,614
Net realized gain (loss) on investments and foreign currency	37,223,924	(31,642,229)
Net unrealized gain (loss) on investments and foreign currency translation	(286,322,463)	(17,425,871)
Change in net assets from operations	$(239,975,246)	$9,602,514
Distributions declared to shareholders
From net investment income	$—	$(56,260,461)
From net realized gain on investments	—	(34,773,538)
Total distributions declared to shareholders	$—	$(91,033,999)
Change in net assets from fund share transactions	$96,689,113	$(1,922,943)
Total change in net assets	$(143,286,133)	$(83,354,428)
Net assets
At beginning of period	4,208,731,301	4,292,085,729
At end of period (including undistributed net investment income of $50,239,139 and $41,115,846, respectively)	$4,065,445,168	$4,208,731,301

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$28.28		$28.86	$26.25	$21.66	$25.60	$19.23
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.34	$0.27	$0.22	$0.21	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(1.67)		(0.33)	2.65	4.69	(3.96)	6.35
Total from investment operations	$(1.64)		$0.01	$2.92	$4.91	$(3.75)	$6.56
Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.14)	$(0.23)	$(0.19)	$(0.19)
From net realized gain on investments	—		(0.25)	(0.17)	(0.09)	—	—
Total distributions declared to shareholders	$—		$(0.59)	$(0.31)	$(0.32)	$(0.19)	$(0.19)
Net asset value, end of period (x)	$26.64		$28.28	$28.86	$26.25	$21.66	$25.60
Total return (%) (r)(s)(t)(x)	(5.80	)(n)	0.26	11.20	22.76	(14.60)	34.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.20	1.22	1.32	1.32	1.33
Expenses after expense reductions (f)	1.19	(a)	1.19	1.22	1.32	1.32	1.33
Net investment income	0.19	(a)(l)	1.23	0.98	0.88	0.92	0.92
Portfolio turnover	9	(n)	38	21	32	39	58
Net assets at end of period (000 omitted)	$583,873		$576,218	$498,393	$306,765	$215,037	$282,410

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$26.64		$27.18	$24.84	$20.50	$24.22	$18.20
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.11	$0.01	$0.00 (w)	$0.03	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(1.57)		(0.28)	2.55	4.48	(3.73)	5.99
Total from investment operations	$(1.64)		$(0.17)	$2.56	$4.48	$(3.70)	$6.04
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.05)	$(0.05)	$(0.02)	$(0.02)
From net realized gain on investments	—		(0.25)	(0.17)	(0.09)	—	—
Total distributions declared to shareholders	$—		$(0.37)	$(0.22)	$(0.14)	$(0.02)	$(0.02)
Net asset value, end of period (x)	$25.00		$26.64	$27.18	$24.84	$20.50	$24.22
Total return (%) (r)(s)(t)(x)	(6.16	)(n)	(0.51)	10.34	21.91	(15.26)	33.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	1.94	1.98	2.07	2.07	2.08
Expenses after expense reductions (f)	1.94	(a)	1.94	1.97	2.07	2.07	2.08
Net investment income (loss)	(0.54	)(a)(l)	0.41	0.03	0.02	0.14	0.25
Portfolio turnover	9	(n)	38	21	32	39	58
Net assets at end of period (000 omitted)	$9,495		$10,539	$12,480	$13,157	$12,830	$17,387

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$26.03		$26.59	$24.32	$20.09	$23.77	$17.90
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.11	$0.02	$0.02	$0.03	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(1.54)		(0.27)	2.49	4.36	(3.66)	5.87
Total from investment operations	$(1.61)		$(0.16)	$2.51	$4.38	$(3.63)	$5.94
Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.07)	$(0.06)	$(0.05)	$(0.07)
From net realized gain on investments	—		(0.25)	(0.17)	(0.09)	—	—
Total distributions declared to shareholders	$—		$(0.40)	$(0.24)	$(0.15)	$(0.05)	$(0.07)
Net asset value, end of period (x)	$24.42		$26.03	$26.59	$24.32	$20.09	$23.77
Total return (%) (r)(s)(t)(x)	(6.19	)(n)	(0.46)	10.35	21.86	(15.26)	33.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	1.94	1.98	2.07	2.07	2.08
Expenses after expense reductions (f)	1.94	(a)	1.94	1.97	2.07	2.07	2.08
Net investment income (loss)	(0.55	)(a)(l)	0.43	0.10	0.07	0.16	0.31
Portfolio turnover	9	(n)	38	21	32	39	58
Net assets at end of period (000 omitted)	$41,074		$42,137	$42,407	$36,202	$31,432	$40,549
See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class I			2015	2014	2013	2012	2011

Net asset value, beginning of period	$31.29		$31.84	$28.89	$23.79	$28.12	$21.10
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.43	$0.34	$0.31	$0.32	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	(1.84)		(0.33)	2.95	5.17	(4.38)	6.93
Total from investment operations	$(1.77)		$0.10	$3.29	$5.48	$(4.06)	$7.26
Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.17)	$(0.29)	$(0.27)	$(0.24)
From net realized gain on investments	—		(0.25)	(0.17)	(0.09)	—	—
Total distributions declared to shareholders	$—		$(0.65)	$(0.34)	$(0.38)	$(0.27)	$(0.24)
Net asset value, end of period (x)	$29.52		$31.29	$31.84	$28.89	$23.79	$28.12
Total return (%) (r)(s)(x)	(5.66	)(n)	0.51	11.44	23.12	(14.40)	34.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.94	0.98	1.07	1.07	1.08
Expenses after expense reductions (f)	0.94	(a)	0.94	0.97	1.07	1.07	1.08
Net investment income	0.45	(a)(l)	1.40	1.14	1.15	1.27	1.32
Portfolio turnover	9	(n)	38	21	32	39	58
Net assets at end of period (000 omitted)	$1,177,838		$1,233,915	$1,573,587	$1,071,717	$1,508,177	$1,357,929

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R1			2015	2014	2013	2012	2011

Net asset value, beginning of period	$25.65		$26.25	$24.03	$19.90	$23.73	$17.91
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)		$0.10	$0.04	$0.02	$0.13	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	(1.51)		(0.27)	2.44	4.32	(3.76)	5.85
Total from investment operations	$(1.58)		$(0.17)	$2.48	$4.34	$(3.63)	$5.93
Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.09)	$(0.12)	$(0.20)	$(0.11)
From net realized gain on investments	—		(0.25)	(0.17)	(0.09)	—	—
Total distributions declared to shareholders	$—		$(0.43)	$(0.26)	$(0.21)	$(0.20)	$(0.11)
Net asset value, end of period (x)	$24.07		$25.65	$26.25	$24.03	$19.90	$23.73
Total return (%) (r)(s)(x)	(6.16	)(n)	(0.49)	10.36	21.88	(15.28)	33.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.95	(a)	1.95	1.97	2.07	2.08	2.07
Expenses after expense reductions (f)	1.94	(a)	1.94	1.97	2.07	2.08	2.07
Net investment income (loss)	(0.56	)(a)(l)	0.40	0.17	0.11	0.61	0.37
Portfolio turnover	9	(n)	38	21	32	39	58
Net assets at end of period (000 omitted)	$1,365		$1,321	$1,318	$841	$537	$197

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R2			2015	2014	2013	2012	2011

Net asset value, beginning of period	$26.05		$26.62	$24.28	$20.08	$23.86	$17.98
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.24	$0.16	$0.15	$0.20	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	(1.54)		(0.29)	2.47	4.34	(3.75)	5.79
Total from investment operations	$(1.54)		$(0.05)	$2.63	$4.49	$(3.55)	$6.08
Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.12)	$(0.20)	$(0.23)	$(0.20)
From net realized gain on investments	—		(0.25)	(0.17)	(0.09)	—	—
Total distributions declared to shareholders	$—		$(0.52)	$(0.29)	$(0.29)	$(0.23)	$(0.20)
Net asset value, end of period (x)	$24.51		$26.05	$26.62	$24.28	$20.08	$23.86
Total return (%) (r)(s)(x)	(5.91	)(n)	0.03	10.89	22.47	(14.84)	33.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)	1.44	1.48	1.57	1.58	1.57
Expenses after expense reductions (f)	1.44	(a)	1.44	1.47	1.57	1.58	1.57
Net investment income (loss)	(0.04	)(a)(l)	0.93	0.62	0.66	0.93	1.31
Portfolio turnover	9	(n)	38	21	32	39	58
Net assets at end of period (000 omitted)	$23,803		$26,387	$27,316	$22,880	$11,521	$6,297

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R3			2015	2014	2013	2012	2011

Net asset value, beginning of period	$28.07		$28.63	$26.05	$21.51	$25.48	$19.15
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.32	$0.24	$0.26	$0.24	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(1.66)		(0.30)	2.66	4.62	(3.97)	6.30
Total from investment operations	$(1.63)		$0.02	$2.90	$4.88	$(3.73)	$6.54
Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.15)	$(0.25)	$(0.24)	$(0.21)
From net realized gain on investments	—		(0.25)	(0.17)	(0.09)	—	—
Total distributions declared to shareholders	$—		$(0.58)	$(0.32)	$(0.34)	$(0.24)	$(0.21)
Net asset value, end of period (x)	$26.44		$28.07	$28.63	$26.05	$21.51	$25.48
Total return (%) (r)(s)(x)	(5.81	)(n)	0.27	11.19	22.77	(14.61)	34.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.19	1.23	1.32	1.33	1.33
Expenses after expense reductions (f)	1.19	(a)	1.19	1.22	1.32	1.33	1.33
Net investment income	0.23	(a)(l)	1.17	0.87	1.05	1.06	1.07
Portfolio turnover	9	(n)	38	21	32	39	58
Net assets at end of period (000 omitted)	$43,358		$68,514	$74,279	$51,599	$16,606	$9,455

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R4			2015	2014	2013	2012	2011

Net asset value, beginning of period	$28.30		$28.87	$26.22	$21.62	$25.59	$19.22
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.42	$0.30	$0.26	$0.36	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	(1.67)		(0.34)	2.68	4.72	(4.06)	6.29
Total from investment operations	$(1.61)		$0.08	$2.98	$4.98	$(3.70)	$6.61
Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.16)	$(0.29)	$(0.27)	$(0.24)
From net realized gain on investments	—		(0.25)	(0.17)	(0.09)	—	—
Total distributions declared to shareholders	$—		$(0.65)	$(0.33)	$(0.38)	$(0.27)	$(0.24)
Net asset value, end of period (x)	$26.69		$28.30	$28.87	$26.22	$21.62	$25.59
Total return (%) (r)(s)(x)	(5.69	)(n)	0.52	11.44	23.12	(14.42)	34.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.94	0.98	1.07	1.07	1.08
Expenses after expense reductions (f)	0.94	(a)	0.94	0.97	1.07	1.07	1.08
Net investment income	0.46	(a)(l)	1.51	1.10	1.06	1.59	1.37
Portfolio turnover	9	(n)	38	21	32	39	58
Net assets at end of period (000 omitted)	$264,508		$281,024	$240,876	$214,830	$203,007	$115,489

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R5 (y)			2015	2014	2013	2012	2011

Net asset value, beginning of period	$28.29		$28.87	$26.20	$21.59	$25.57	$19.21
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.43	$0.33	$0.31	$0.22	$0.52
Net realized and unrealized gain (loss) on investments and foreign currency	(1.67)		(0.33)	2.69	4.69	(3.94)	6.07
Total from investment operations	$(1.59)		$0.10	$3.02	$5.00	$(3.72)	$6.59
Less distributions declared to shareholders
From net investment income	$—		$(0.43)	$(0.18)	$(0.30)	$(0.26)	$(0.23)
From net realized gain on investments	—		(0.25)	(0.17)	(0.09)	—	—
Total distributions declared to shareholders	$—		$(0.68)	$(0.35)	$(0.39)	$(0.26)	$(0.23)
Net asset value, end of period (x)	$26.70		$28.29	$28.87	$26.20	$21.59	$25.57
Total return (%) (r)(s)(x)	(5.62	)(n)	0.60	11.58	23.25	(14.50)	34.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.83	0.88	0.98	1.17	1.17
Expenses after expense reductions (f)	0.83	(a)	0.83	0.88	0.98	1.17	1.17
Net investment income	0.56	(a)(l)	1.56	1.22	1.23	0.95	2.23
Portfolio turnover	9	(n)	38	21	32	39	58
Net assets at end of period (000 omitted)	$1,920,130		$1,968,676	$1,821,432	$1,378,032	$100	$143,976

See Notes to Financial Statements

23

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Growth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term

25

Notes to Financial Statements (unaudited) – continued

instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the

26

Notes to Financial Statements (unaudited) – continued

significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$755,862,499	$527,009	$—	$756,389,508
France	618,119,785	—	—	618,119,785
Switzerland	591,619,397	—	—	591,619,397
Germany	317,896,107	66,183,943	—	384,080,050
Japan	319,047,548	—	—	319,047,548
United States	195,141,733	—	—	195,141,733
Canada	154,766,772	—	—	154,766,772
Taiwan	122,860,816	—	—	122,860,816
Hong Kong	108,120,447	—	—	108,120,447
Other Countries	751,575,215	15,197,940	—	766,773,155
Mutual Funds	152,742,502	—	—	152,742,502
Total Investments	$4,087,752,821	$81,908,892	$—	$4,169,661,713

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $66,183,943 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $672,502,616 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. Other reasons for changes in classifications between levels 1 and 2 relate to referencing trading activity outside of a primary exchange in assessing valuation in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

27

Notes to Financial Statements (unaudited) – continued

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $96,897,938. The fair value of the fund’s investment securities on loan and a related liability of $100,239,054 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

28

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended November 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/15
Ordinary income (including any short-term capital gains)	$73,314,236
Long-term capital gains	17,719,763
Total distributions	$91,033,999

29

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/15
Cost of investments	$3,675,698,650
Gross appreciation	704,211,966
Gross depreciation	(210,248,903)
Net unrealized appreciation (depreciation)	$493,963,063

As of 5/31/15
Undistributed ordinary income	41,747,444
Undistributed long-term capital gain	2,337,160
Post-October capital loss deferral	(42,744,735)
Other temporary differences	(877,824)
Net unrealized appreciation (depreciation)	780,224,780

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 11/30/15	Year ended 5/31/15	Six months ended 11/30/15	Year ended 5/31/15
Class A	$—	$6,443,469	$—	$4,646,530
Class B	—	48,440	—	102,909
Class C	—	237,288	—	395,273
Class I	—	16,193,461	—	10,121,477
Class R1	—	9,801	—	13,578
Class R2	—	272,239	—	245,678
Class R3	—	790,158	—	596,738
Class R4	—	3,402,601	—	2,088,944
Class R5	—	28,863,004	—	16,562,411
Total	$—	$56,260,461	$—	$34,773,538

30

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2016. For the six months ended November 30, 2015, the fund’s average daily net assets did not exceed $5 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2015, this management fee reduction amounted to $145,470, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2015 was equivalent to an annual effective rate of 0.77% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $320,802 for the six months ended November 30, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$716,767
Class B	0.75%	0.25%	1.00%	1.00%	49,265
Class C	0.75%	0.25%	1.00%	1.00%	205,735
Class R1	0.75%	0.25%	1.00%	1.00%	6,530
Class R2	0.25%	0.25%	0.50%	0.50%	61,856
Class R3	—	0.25%	0.25%	0.25%	77,580
Total Distribution and Service Fees					$1,117,733

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The

31

Notes to Financial Statements (unaudited) – continued

distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2015, this rebate amounted to $2,676, $19, and $9 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2015, were as follows:

Amount
Class A	$924
Class B	8,388
Class C	1,128

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2015, the fee was $62,776, which equated to 0.0031% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended November 30, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,267,640.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2015 was equivalent to an annual effective rate of 0.0154% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to

32

Notes to Financial Statements (unaudited) – continued

terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $86 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended November 30, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $2,003 at November 30, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2015, the fee paid by the fund under this agreement was $4,740 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 9, 2015, MFS redeemed 5,941 shares of Class R1 for an aggregate amount of $136,881.

(4) Portfolio Securities

For the six months ended November 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $439,713,057 and $344,347,538, respectively.

33

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/15		Year ended 5/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,157,594	$111,940,522	8,138,032	$225,437,450
Class B	21,376	536,697	29,954	783,589
Class C	185,355	4,622,559	309,813	7,924,245
Class I	4,007,540	119,260,112	14,919,456	453,475,374
Class R1	13,743	333,652	17,229	432,965
Class R2	125,361	3,087,035	295,085	7,509,728
Class R3	240,874	6,396,700	704,439	19,322,430
Class R4	936,547	25,334,319	2,898,939	79,920,156
Class R5	2,965,540	79,311,218	7,449,874	205,266,773
	12,653,930	$350,822,814	34,762,821	$1,000,072,710

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	406,915	$10,372,272
Class B	—	—	6,061	146,066
Class C	—	—	21,848	514,287
Class I	—	—	851,223	23,978,943
Class R1	—	—	1,008	23,379
Class R2	—	—	19,987	469,703
Class R3	—	—	54,818	1,386,896
Class R4	—	—	136,748	3,482,964
Class R5	—	—	1,779,288	45,300,664
	—	$—	3,277,896	$85,675,174

Shares reacquired
Class A	(2,615,093)	$(70,374,001)	(5,441,087)	$(151,340,430)
Class B	(37,179)	(933,489)	(99,655)	(2,584,802)
Class C	(122,648)	(3,028,592)	(307,346)	(7,751,096)
Class I	(3,530,430)	(104,873,473)	(25,758,541)	(777,205,516)
Class R1	(8,502)	(199,144)	(16,952)	(422,441)
Class R2	(167,036)	(4,048,569)	(328,132)	(8,397,403)
Class R3	(1,042,065)	(27,609,508)	(912,730)	(24,779,492)
Class R4	(956,733)	(25,873,111)	(1,447,979)	(39,821,840)
Class R5	(629,900)	(17,193,814)	(2,750,376)	(75,367,807)
	(9,109,586)	$(254,133,701)	(37,062,798)	$(1,087,670,827)

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/15		Year ended 5/31/15
	Shares	Amount	Shares	Amount
Net change
Class A	1,542,501	$41,566,521	3,103,860	$84,469,292
Class B	(15,803)	(396,792)	(63,640)	(1,655,147)
Class C	62,707	1,593,967	24,315	687,436
Class I	477,110	14,386,639	(9,987,862)	(299,751,199)
Class R1	5,241	134,508	1,285	33,903
Class R2	(41,675)	(961,534)	(13,060)	(417,972)
Class R3	(801,191)	(21,212,808)	(153,473)	(4,070,166)
Class R4	(20,186)	(538,792)	1,587,708	43,581,280
Class R5	2,335,640	62,117,404	6,478,786	175,199,630
	3,544,344	$96,689,113	977,919	$(1,922,943)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 28%, 6%, 5%, 3%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2015, the fund’s commitment fee and interest expense were $6,661 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

35

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	18,940,292	242,104,578	(208,541,422)	52,503,448

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,732	$52,503,448

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

37

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS’ efforts to improve the Fund’s performance, including assigning an additional portfolio manager for the Fund in 2015. In addition, the Trustees requested that they receive a separate update on the Fund’s performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee

38

Board Review of Investment Advisory Agreement – continued

and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion, and that MFS has agreed in writing to further reduce its advisory fee rate on the Fund’s average daily net assets over $5 billion, which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the

39

Board Review of Investment Advisory Agreement – continued

Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

40

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

41

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2015

MFS® INTERNATIONAL VALUE FUND

FGI-SEM

MFS® INTERNATIONAL VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

A disparity in the pace of economic growth between the United States and much of the rest of the world has led to a divergence in central bank policies.

The U.S. economy continues its modest recovery, fed by strengthening labor and housing markets. Confident consumers are spending, even as corporations post smaller profits, held back by the strong U.S. dollar, diminished demand for exports, and the significant drop in energy and other commodity prices. Accordingly, the U.S. Federal Reserve has signaled a desire to gradually transition from the stimulative low interest rate environment of recent years.

In contrast, central banks in China, Japan and Europe are seeking new ways to revive their respective economies. China’s slowing growth has had a global impact, particularly for commodity-exporting nations. Japan’s government plans to shift its focus to a more worker-driven, bottom-up stimulus after limited success in promoting exports through a weaker yen. And the European Central Bank appears determined to prevent deflation by extending its quantitative easing program.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

January 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	4.0%
Danone S.A.	3.7%
Reckitt Benckiser Group PLC	3.3%
Colgate-Palmolive Co.	3.0%
KDDI Corp.	2.8%
Kao Corp.	2.5%
Brambles Ltd.	2.5%
Compass Group PLC	2.3%
Henkel AG & Co. KGaA	2.2%
Analog Devices, Inc.	2.0%

Equity sectors
Consumer Staples	28.3%
Financial Services	17.3%
Technology	13.2%
Special Products & Services	10.4%
Health Care	6.6%
Basic Materials	6.0%
Industrial Goods & Services	5.4%
Utilities & Communications	4.1%
Transportation	1.4%
Leisure	1.2%
Autos & Housing	0.8%
Energy	0.7%
Retailing	0.4%

Issuer country weightings (x)
Japan	22.4%
United Kingdom	17.3%
United States	13.4%
Germany	11.0%
Switzerland	10.7%
France	7.7%
Australia	3.5%
Netherlands	3.4%
Sweden	2.7%
Other Countries	7.9%

Currency exposure weightings (y)
Euro	24.2%
Japanese Yen	22.4%
British Pound Sterling	17.3%
United States Dollar	13.4%
Swiss Franc	10.7%
Australian Dollar	3.5%
Swedish Krona	2.7%
Canadian Dollar	1.7%
Taiwan Dollar	1.6%
Other Currencies	2.5%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 11/30/15.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2015 through November 30, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2015 through November 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/15	Ending Account Value 11/30/15	Expenses Paid During Period (p) 6/01/15-11/30/15
A	Actual	0.99%	$1,000.00	$983.92	$4.91
	Hypothetical (h)	0.99%	$1,000.00	$1,020.05	$5.00
B	Actual	1.74%	$1,000.00	$980.24	$8.61
	Hypothetical (h)	1.74%	$1,000.00	$1,016.30	$8.77
C	Actual	1.74%	$1,000.00	$980.28	$8.61
	Hypothetical (h)	1.74%	$1,000.00	$1,016.30	$8.77
I	Actual	0.74%	$1,000.00	$985.42	$3.67
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
R1	Actual	1.74%	$1,000.00	$980.21	$8.61
	Hypothetical (h)	1.74%	$1,000.00	$1,016.30	$8.77
R2	Actual	1.24%	$1,000.00	$982.59	$6.15
	Hypothetical (h)	1.24%	$1,000.00	$1,018.80	$6.26
R3	Actual	0.99%	$1,000.00	$983.84	$4.91
	Hypothetical (h)	0.99%	$1,000.00	$1,020.05	$5.00
R4	Actual	0.74%	$1,000.00	$985.08	$3.67
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
R5	Actual	0.65%	$1,000.00	$985.65	$3.23
	Hypothetical (h)	0.65%	$1,000.00	$1,021.75	$3.29

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 93.6%
Issuer	Shares/Par	Value ($)
Aerospace - 1.1%
Cobham PLC (h)	61,084,063	$279,123,881

Alcoholic Beverages - 3.7%
Heineken N.V.	5,460,017	$485,500,473
Pernod Ricard S.A.	4,185,715	476,294,200

		$961,794,673
Automotive - 0.5%
USS Co. Ltd.	8,535,900	$135,700,701

Broadcasting - 0.5%
Fuji Media Holdings, Inc.	5,742,100	$68,429,413
Nippon Television Holdings, Inc.	3,528,200	65,032,379

		$133,461,792
Brokerage & Asset Managers - 1.5%
Computershare Ltd.	16,690,471	$140,621,928
Daiwa Securities Group, Inc.	15,433,000	99,831,827
IG Group Holdings PLC	11,834,655	137,959,010

		$378,412,765
Business Services - 10.4%
Accenture PLC, “A”	1,333,397	$142,966,826
Amadeus IT Holding S.A.	9,178,670	368,173,983
Brenntag AG	3,332,106	182,046,897
Bunzl PLC	15,132,997	437,602,384
Compass Group PLC	34,082,395	592,365,040
Intertek Group PLC	3,029,881	129,004,508
Nomura Research, Inc.	12,112,200	458,020,236
Secom Co. Ltd.	1,681,300	115,232,560
SGS S.A.	131,001	250,580,714

		$2,675,993,148
Chemicals - 2.2%
Givaudan S.A.	220,125	$397,309,739
Orica Ltd.	8,278,358	94,593,179
Syngenta AG	219,941	81,084,338

		$572,987,256

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 2.9%
Cadence Design Systems, Inc. (a)	13,101,857	$292,171,411
Dassault Systems S.A.	2,336,885	185,992,419
OBIC Co. Ltd.	3,623,000	192,775,386
Synopsys, Inc. (a)	1,291,498	64,678,220

		$735,617,436
Construction - 0.3%
Geberit AG	234,092	$78,292,324

Consumer Products - 10.0%
Colgate-Palmolive Co.	11,870,879	$779,679,333
Kao Corp.	12,757,500	654,042,100
Kobayashi Pharmaceutical Co. Ltd. (h)	2,303,500	187,685,662
KOSE Corp.	859,300	89,908,887
Reckitt Benckiser Group PLC	9,014,709	845,849,825

		$2,557,165,807
Containers - 2.5%
Brambles Ltd. (h)	82,644,321	$650,877,752

Electrical Equipment - 2.0%
IMI PLC	10,564,127	$151,787,320
Legrand S.A.	4,019,502	236,462,029
Spectris PLC	4,182,445	112,062,341

		$500,311,690
Electronics - 8.6%
Analog Devices, Inc.	8,351,050	$514,675,212
ASM International N.V.	1,784,240	71,343,057
Halma PLC	16,649,398	216,277,402
Hirose Electric Co. Ltd.	1,925,000	234,252,640
Infineon Technologies AG	14,582,189	216,157,510
NVIDIA Corp.	9,804,367	310,994,521
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,161,357	413,352,485
Texas Instruments, Inc.	4,037,215	234,642,936

		$2,211,695,763
Energy - Independent - 0.7%
Cairn Energy PLC (a)	19,605,056	$42,371,466
INPEX Corp.	12,898,900	128,098,337

		$170,469,803
Food & Beverages - 8.7%
Danone S.A.	13,388,804	$938,300,000
ITO EN Ltd.	4,402,100	100,629,646

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Nestle S.A.	13,708,111	$1,017,266,147
Toyo Suisan Kaisha Ltd.	4,780,000	170,852,965

		$2,227,048,758
Insurance - 4.3%
Euler Hermes Group	735,495	$65,935,834
Fairfax Financial Holdings Ltd.	901,255	432,706,330
Hiscox Ltd.	8,208,402	125,975,563
Jardine Lloyd Thompson Group PLC	6,987,062	94,393,164
Sony Financial Holdings, Inc.	6,442,900	118,704,283
Zurich Insurance Group AG	1,008,654	265,582,319

		$1,103,297,493
Leisure & Toys - 0.7%
Sankyo Co. Ltd.	1,951,800	$77,215,808
Yamaha Corp.	3,837,100	96,628,838

		$173,844,646
Machinery & Tools - 2.3%
GEA Group AG	5,912,139	$245,361,292
Glory Ltd.	2,314,600	65,245,020
Neopost S.A. (h)	2,396,732	62,546,983
Nordson Corp.	567,292	41,145,689
Schindler Holding AG	521,031	85,737,035
Spirax Sarco Engineering PLC	1,944,948	91,393,665
Wartsila Corp.	70,148	3,152,846

		$594,582,530
Major Banks - 1.9%
Bank of Ireland (a)	265,991,103	$99,204,586
HSBC Holdings PLC	23,744,417	189,356,833
Sumitomo Mitsui Financial Group, Inc.	5,508,800	210,193,612

		$498,755,031
Medical Equipment - 1.5%
Nihon Kohden Corp. (h)	8,349,400	$173,838,442
Terumo Corp.	6,345,100	202,568,993

		$376,407,435
Network & Telecom - 1.7%
Ericsson, Inc., “B”	45,946,929	$447,521,339

Other Banks & Diversified Financials - 6.1%
Chiba Bank Ltd.	11,643,000	$80,299,813
DnB NOR A.S.A.	21,275,443	280,064,056

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Hachijuni Bank Ltd.	11,422,000	$69,125,833
ING Groep N.V.	23,509,993	322,788,994
Joyo Bank Ltd.	16,436,000	76,238,473
Julius Baer Group Ltd.	1,670,684	79,957,701
Jyske Bank A.S. (a)	1,449,913	65,934,537
North Pacific Bank Ltd.	17,119,600	63,694,369
Svenska Handelsbanken AB, “A”	17,393,766	234,129,208
Sydbank A.S.	1,922,552	63,086,269
UBS AG	8,372,958	160,728,892
UniCredit S.p.A.	11,984,814	70,340,475

		$1,566,388,620
Pharmaceuticals - 5.1%
Bayer AG	3,080,583	$411,079,860
GlaxoSmithKline PLC	16,122,057	329,134,554
Roche Holding AG	1,272,332	340,698,319
Santen Pharmaceutical Co. Ltd.	14,885,500	236,039,773

		$1,316,952,506
Real Estate - 3.4%
Deutsche Annington Immobilien SE	11,213,489	$347,549,597
Deutsche Wohnen AG	11,420,259	314,260,828
LEG Immobilien AG	1,740,019	137,881,243
TAG Immobilien AG (l)	6,656,175	78,764,893

		$878,456,561
Specialty Chemicals - 1.2%
Symrise AG	4,686,182	$317,172,862

Specialty Stores - 0.5%
Esprit Holdings Ltd. (h)	103,044,821	$114,295,631

Telecommunications - Wireless - 3.7%
KDDI Corp.	28,465,200	$707,120,890
Vodafone Group PLC	67,747,069	228,810,773

		$935,931,663
Telephone Services - 0.5%
TDC A.S.	22,571,927	$118,564,912

Tobacco - 3.7%
British American Tobacco PLC	7,478,223	$435,650,666
Japan Tobacco, Inc.	14,049,300	503,309,610

		$938,960,276

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Trucking - 1.4%
Yamato Holdings Co. Ltd.	19,149,400	$366,187,552
Total Common Stocks (Identified Cost, $20,754,345,004)		$24,016,272,606

Preferred Stocks - 2.2%
Consumer Products - 2.2%
Henkel AG & Co. KGaA (Identified Cost, $441,463,566)	5,008,717	$568,885,538

Money Market Funds - 4.0%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	1,017,645,520	$1,017,645,520

Collateral for Securities Loaned - 0.0%
Navigator Securities Lending Prime Portfolio, 0.24%, at Cost and Net Asset Value (j)	34,282	$34,282
Total Investments (Identified Cost, $22,213,488,372)		$25,602,837,946

Other Assets, Less Liabilities - 0.2%		52,615,562
Net Assets - 100.0%		$25,655,453,508

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $19,631,295,170)	$23,116,824,075
Underlying affiliated funds, at cost and value	1,017,645,520
Other affiliated issuers, at value (identified cost, $1,564,547,682)	1,468,368,351
Total investments, at value, including $32,094 of securities on loan (identified cost, $22,213,488,372)	$25,602,837,946
Cash	2,236
Foreign currency, at value (identified cost, $6,744,958)	6,729,670
Receivables for
Investments sold	40,923,583
Fund shares sold	64,831,986
Interest and dividends	70,298,531
Other assets	15,349
Total assets	$25,785,639,301
Liabilities
Payables for
Investments purchased	$96,154,302
Fund shares reacquired	24,585,810
Collateral for securities loaned, at value	34,282
Payable to affiliates
Investment adviser	1,741,742
Shareholder servicing costs	6,553,698
Distribution and service fees	343,077
Payable for independent Trustees’ compensation	882
Accrued expenses and other liabilities	772,000
Total liabilities	$130,185,793
Net assets	$25,655,453,508
Net assets consist of
Paid-in capital	$21,482,960,107
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,385,818,072
Accumulated net realized gain (loss) on investments and foreign currency	438,676,569
Undistributed net investment income	347,998,760
Net assets	$25,655,453,508
Shares of beneficial interest outstanding	710,526,523

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$6,895,081,204	194,288,487	$35.49
Class B	58,479,014	1,733,474	33.74
Class C	837,281,258	25,911,202	32.31
Class I	11,980,864,524	322,369,672	37.16
Class R1	12,066,747	369,132	32.69
Class R2	502,433,612	15,086,880	33.30
Class R3	1,114,676,366	31,574,823	35.30
Class R4	1,040,808,469	29,192,602	35.65
Class R5	3,213,762,314	90,000,251	35.71

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $37.66 [100 / 94.25 x $35.49]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$194,431,027
Interest	1,130,681
Dividends from other affiliated issuers	17,966,903
Dividends from underlying affiliated funds	626,579
Foreign taxes withheld	(12,125,894)
Total investment income	$202,029,296
Expenses
Management fee	$89,493,093
Distribution and service fees	15,551,150
Shareholder servicing costs	10,340,021
Administrative services fee	314,983
Independent Trustees’ compensation	98,646
Custodian fee	1,397,331
Shareholder communications	502,970
Audit and tax fees	55,074
Legal fees	89,595
Miscellaneous	432,877
Total expenses	$118,275,740
Fees paid indirectly	(138)
Reduction of expenses by investment adviser and distributor	(11,131,260)
Net expenses	$107,144,342
Net investment income	$94,884,954
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$269,039,064
Foreign currency	761,601
Net realized gain (loss) on investments and foreign currency	$269,800,665
Change in unrealized appreciation (depreciation)
Investments	$(763,981,524)
Translation of assets and liabilities in foreign currencies	(1,456,741)
Net unrealized gain (loss) on investments and foreign currency translation	$(765,438,265)
Net realized and unrealized gain (loss) on investments and foreign currency	$(495,637,600)
Change in net assets from operations	$(400,752,646)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/15 (unaudited)	Year ended 5/31/15
From operations
Net investment income	$94,884,954	$331,038,661
Net realized gain (loss) on investments and foreign currency	269,800,665	336,534,389
Net unrealized gain (loss) on investments and foreign currency translation	(765,438,265)	617,922,965
Change in net assets from operations	$(400,752,646)	$1,285,496,015
Distributions declared to shareholders
From net investment income	$—	$(436,480,449)
From net realized gain on investments	—	(233,964,687)
Total distributions declared to shareholders	$—	$(670,445,136)
Change in net assets from fund share transactions	$292,253,269	$6,137,977,870
Total change in net assets	$(108,499,377)	$6,753,028,749
Net assets
At beginning of period	25,763,952,885	19,010,924,136
At end of period (including undistributed net investment income of $347,998,760 and $253,113,806, respectively)	$25,655,453,508	$25,763,952,885

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$36.07		$35.33	$30.14	$23.78	$26.57	$20.75
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.49	$0.93	$0.57	$0.67	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	(0.69)		1.33	4.96	6.25	(3.11)	5.66
Total from investment operations	$(0.58)		$1.82	$5.89	$6.82	$(2.44)	$6.10
Less distributions declared to shareholders
From net investment income	$—		$(0.69)	$(0.60)	$(0.46)	$(0.35)	$(0.28)
From net realized gain on investments	—		(0.39)	(0.10)	—	—	—
Total distributions declared to shareholders	$—		$(1.08)	$(0.70)	$(0.46)	$(0.35)	$(0.28)
Net asset value, end of period (x)	$35.49		$36.07	$35.33	$30.14	$23.78	$26.57
Total return (%) (r)(s)(t)(x)	(1.61)	(n)	5.46	19.70	28.92	(9.15)	29.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.09	1.10	1.14	1.23	1.28
Expenses after expense reductions (f)	0.99	(a)	1.02	1.08	1.14	1.23	1.28
Net investment income	0.62	(a)(l)	1.41	2.80	2.09	2.73	1.85
Portfolio turnover	7	(n)	14	18	12	15	24
Net assets at end of period (000 omitted)	$6,895,081		$6,891,865	$5,775,931	$2,962,849	$1,699,622	$1,462,263

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$34.42		$33.76	$28.85	$22.79	$25.50	$19.90
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.20	$0.60	$0.33	$0.45	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(0.66)		1.29	4.79	6.01	(2.96)	5.44
Total from investment operations	$(0.68)		$1.49	$5.39	$6.34	$(2.51)	$5.68
Less distributions declared to shareholders
From net investment income	$—		$(0.44)	$(0.38)	$(0.28)	$(0.20)	$(0.08)
From net realized gain on investments	—		(0.39)	(0.10)	—	—	—
Total distributions declared to shareholders	$—		$(0.83)	$(0.48)	$(0.28)	$(0.20)	$(0.08)
Net asset value, end of period (x)	$33.74		$34.42	$33.76	$28.85	$22.79	$25.50
Total return (%) (r)(s)(t)(x)	(1.98	)(n)	4.68	18.81	27.95	(9.82)	28.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.84	1.85	1.89	1.98	2.03
Expenses after expense reductions (f)	1.74	(a)	1.77	1.83	1.89	1.98	2.03
Net investment income (loss)	(0.13	)(a)(l)	0.62	1.91	1.25	1.89	1.07
Portfolio turnover	7	(n)	14	18	12	15	24
Net assets at end of period (000 omitted)	$58,479		$61,641	$54,371	$39,272	$29,232	$28,686

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$32.97		$32.44	$27.81	$22.01	$24.64	$19.28
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.22	$0.69	$0.38	$0.43	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(0.64)		1.20	4.50	5.74	(2.86)	5.26
Total from investment operations	$(0.66)		$1.42	$5.19	$6.12	$(2.43)	$5.50
Less distributions declared to shareholders
From net investment income	$—		$(0.50)	$(0.46)	$(0.32)	$(0.20)	$(0.14)
From net realized gain on investments	—		(0.39)	(0.10)	—	—	—
Total distributions declared to shareholders	$—		$(0.89)	$(0.56)	$(0.32)	$(0.20)	$(0.14)
Net asset value, end of period (x)	$32.31		$32.97	$32.44	$27.81	$22.01	$24.64
Total return (%) (r)(s)(t)(x)	(2.00	)(n)	4.67	18.80	27.98	(9.82)	28.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.84	1.85	1.89	1.98	2.03
Expenses after expense reductions (f)	1.74	(a)	1.78	1.83	1.89	1.98	2.03
Net investment income (loss)	(0.13	)(a)(l)	0.70	2.27	1.49	1.89	1.08
Portfolio turnover	7	(n)	14	18	12	15	24
Net assets at end of period (000 omitted)	$837,281		$868,925	$520,228	$199,007	$92,451	$92,921

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class I			2015	2014	2013	2012	2011

Net asset value, beginning of period	$37.73		$36.90	$31.43	$24.77	$27.66	$21.56
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.61	$1.04	$0.75	$0.81	$0.53
Net realized and unrealized gain (loss) on investments and foreign currency	(0.73)		1.38	5.19	6.42	(3.29)	5.88
Total from investment operations	$(0.57)		$1.99	$6.23	$7.17	$(2.48)	$6.41
Less distributions declared to shareholders
From net investment income	$—		$(0.77)	$(0.66)	$(0.51)	$(0.41)	$(0.31)
From net realized gain on investments	—		(0.39)	(0.10)	—	—	—
Total distributions declared to shareholders	$—		$(1.16)	$(0.76)	$(0.51)	$(0.41)	$(0.31)
Net asset value, end of period (x)	$37.16		$37.73	$36.90	$31.43	$24.77	$27.66
Total return (%) (r)(s)(x)	(1.51	)(n)	5.73	20.01	29.22	(8.90)	29.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.84	0.85	0.89	0.98	1.03
Expenses after expense reductions (f)	0.74	(a)	0.78	0.83	0.89	0.98	1.03
Net investment income	0.87	(a)(l)	1.67	3.01	2.59	3.16	2.13
Portfolio turnover	7	(n)	14	18	12	15	24
Net assets at end of period (000 omitted)	$11,980,865		$12,254,422	$8,552,022	$4,611,464	$2,348,278	$1,339,067
See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R1			2015	2014	2013	2012	2011

Net asset value, beginning of period	$33.35		$32.83	$28.10	$22.27	$25.05	$19.61
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.23	$0.66	$0.38	$0.76	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	(0.64)		1.20	4.60	5.80	(3.22)	5.27
Total from investment operations	$(0.66)		$1.43	$5.26	$6.18	$(2.46)	$5.59
Less distributions declared to shareholders
From net investment income	$—		$(0.52)	$(0.43)	$(0.35)	$(0.32)	$(0.15)
From net realized gain on investments	—		(0.39)	(0.10)	—	—	—
Total distributions declared to shareholders	$—		$(0.91)	$(0.53)	$(0.35)	$(0.32)	$(0.15)
Net asset value, end of period (x)	$32.69		$33.35	$32.83	$28.10	$22.27	$25.05
Total return (%) (r)(s)(x)	(1.98	)(n)	4.65	18.84	27.93	(9.77)	28.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	(a)	1.84	1.85	1.89	1.97	2.03
Expenses after expense reductions (f)	1.74	(a)	1.78	1.83	1.89	1.97	2.03
Net investment income (loss)	(0.14	)(a)(l)	0.73	2.14	1.47	3.26	1.40
Portfolio turnover	7	(n)	14	18	12	15	24
Net assets at end of period (000 omitted)	$12,067		$13,540	$7,362	$3,516	$1,454	$256

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R2			2015	2014	2013	2012	2011

Net asset value, beginning of period	$33.89		$33.28	$28.43	$22.46	$25.13	$19.67
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.37	$0.76	$0.46	$0.58	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	(0.65)		1.25	4.72	5.92	(2.95)	5.34
Total from investment operations	$(0.59)		$1.62	$5.48	$6.38	$(2.37)	$5.72
Less distributions declared to shareholders
From net investment income	$—		$(0.62)	$(0.53)	$(0.41)	$(0.30)	$(0.26)
From net realized gain on investments	—		(0.39)	(0.10)	—	—	—
Total distributions declared to shareholders	$—		$(1.01)	$(0.63)	$(0.41)	$(0.30)	$(0.26)
Net asset value, end of period (x)	$33.30		$33.89	$33.28	$28.43	$22.46	$25.13
Total return (%) (r)(s)(x)	(1.74	)(n)	5.19	19.42	28.61	(9.38)	29.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)	1.34	1.35	1.39	1.48	1.53
Expenses after expense reductions (f)	1.24	(a)	1.28	1.33	1.39	1.48	1.53
Net investment income	0.37	(a)(l)	1.14	2.44	1.77	2.46	1.69
Portfolio turnover	7	(n)	14	18	12	15	24
Net assets at end of period (000 omitted)	$502,434		$495,074	$402,077	$265,545	$191,405	$190,555

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R3			2015	2014	2013	2012	2011

Net asset value, beginning of period	$35.88		$35.18	$30.01	$23.68	$26.50	$20.70
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.48	$0.92	$0.59	$0.69	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	(0.69)		1.32	4.95	6.20	(3.12)	5.52
Total from investment operations	$(0.58)		$1.80	$5.87	$6.79	$(2.43)	$6.08
Less distributions declared to shareholders
From net investment income	$—		$(0.71)	$(0.60)	$(0.46)	$(0.39)	$(0.28)
From net realized gain on investments	—		(0.39)	(0.10)	—	—	—
Total distributions declared to shareholders	$—		$(1.10)	$(0.70)	$(0.46)	$(0.39)	$(0.28)
Net asset value, end of period (x)	$35.30		$35.88	$35.18	$30.01	$23.68	$26.50
Total return (%) (r)(s)(x)	(1.62	)(n)	5.45	19.73	28.90	(9.14)	29.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.09	1.10	1.14	1.23	1.28
Expenses after expense reductions (f)	0.99	(a)	1.03	1.08	1.14	1.23	1.28
Net investment income	0.61	(a)(l)	1.38	2.79	2.15	2.80	2.32
Portfolio turnover	7	(n)	14	18	12	15	24
Net assets at end of period (000 omitted)	$1,114,676		$1,056,939	$540,587	$294,139	$171,798	$109,906

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R4			2015	2014	2013	2012	2011

Net asset value, beginning of period	$36.19		$35.45	$30.22	$23.83	$26.63	$20.77
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.58	$0.98	$0.67	$0.79	$0.52
Net realized and unrealized gain (loss) on investments and foreign currency	(0.69)		1.32	5.01	6.23	(3.18)	5.65
Total from investment operations	$(0.54)		$1.90	$5.99	$6.90	$(2.39)	$6.17
Less distributions declared to shareholders
From net investment income	$—		$(0.77)	$(0.66)	$(0.51)	$(0.41)	$(0.31)
From net realized gain on investments	—		(0.39)	(0.10)	—	—	—
Total distributions declared to shareholders	$—		$(1.16)	$(0.76)	$(0.51)	$(0.41)	$(0.31)
Net asset value, end of period (x)	$35.65		$36.19	$35.45	$30.22	$23.83	$26.63
Total return (%) (r)(s)(x)	(1.49	)(n)	5.71	20.02	29.24	(8.91)	29.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.84	0.85	0.89	0.98	1.03
Expenses after expense reductions (f)	0.74	(a)	0.78	0.83	0.89	0.98	1.03
Net investment income	0.87	(a)(l)	1.65	2.97	2.42	3.19	2.14
Portfolio turnover	7	(n)	14	18	12	15	24
Net assets at end of period (000 omitted)	$1,040,808		$1,011,136	$821,266	$492,660	$236,489	$107,858

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R5 (y)			2015	2014	2013	2012	2011

Net asset value, beginning of period	$36.23		$35.48	$30.25	$23.84	$26.63	$20.78
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.60	$0.99	$0.66	$0.74	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	(0.69)		1.34	5.02	6.27	(3.14)	5.68
Total from investment operations	$(0.52)		$1.94	$6.01	$6.93	$(2.40)	$6.15
Less distributions declared to shareholders
From net investment income	$—		$(0.80)	$(0.68)	$(0.52)	$(0.39)	$(0.30)
From net realized gain on investments	—		(0.39)	(0.10)	—	—	—
Total distributions declared to shareholders	$—		$(1.19)	$(0.78)	$(0.52)	$(0.39)	$(0.30)
Net asset value, end of period (x)	$35.71		$36.23	$35.48	$30.25	$23.84	$26.63
Total return (%) (r)(s)(x)	(1.44	)(n)	5.82	20.07	29.35	(8.95)	29.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.75	0.76	0.82	1.07	1.13
Expenses after expense reductions (f)	0.65	(a)	0.68	0.74	0.82	1.07	1.13
Net investment income	0.95	(a)(l)	1.72	3.01	2.38	3.00	1.96
Portfolio turnover	7	(n)	14	18	12	15	24
Net assets at end of period (000 omitted)	$3,213,762		$3,110,412	$2,337,079	$1,493,955	$100	$101,834

See Notes to Financial Statements

23

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid

25

Notes to Financial Statements (unaudited) – continued

quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,

26

Notes to Financial Statements (unaudited) – continued

an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$24,585,158,144	$—	$—	$24,585,158,144
Mutual Funds	1,017,679,802	—	—	1,017,679,802
Total Investments	$25,602,837,946	$—	$—	$25,602,837,946

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $6,635,771,149 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. Other reasons for changes in classifications between levels 1 and 2 relate to referencing trading activity outside of a primary exchange in assessing valuation in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

27

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund were purchased options. At November 30, 2015, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2015 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Foreign Exchange	$9,011,670

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2015 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Foreign Exchange	$(12,689,317)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a

28

Notes to Financial Statements (unaudited) – continued

specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $32,094. The fair value of the fund’s investment securities on loan and a related liability of $34,282 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned

29

Notes to Financial Statements (unaudited) – continued

exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income, in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended November 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries

30

Notes to Financial Statements (unaudited) – continued

in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/15
Ordinary income (including any short-term capital gains)	$506,104,660
Long-term capital gains	164,340,476
Total distributions	$670,445,136

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/15
Cost of investments	$22,294,058,934
Gross appreciation	4,113,457,472
Gross depreciation	(804,678,460)
Net unrealized appreciation (depreciation)	$3,308,779,012

As of 5/31/15
Undistributed ordinary income	417,505,678
Undistributed long-term capital gain	92,877,141
Other temporary differences	(9,897,308)
Net unrealized appreciation (depreciation)	4,072,760,536

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to

31

Notes to Financial Statements (unaudited) – continued

differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 11/30/15	Year ended 5/31/15	Six months ended 11/30/15	Year ended 5/31/15
Class A	$—	$111,151,440	$—	$63,825,703
Class B	—	712,980	—	633,744
Class C	—	9,567,765	—	7,480,422
Class I	—	210,500,671	—	107,728,246
Class R1	—	151,739	—	114,217
Class R2	—	8,009,442	—	5,088,809
Class R3	—	18,165,092	—	10,079,002
Class R4	—	18,942,033	—	9,700,676
Class R5	—	59,279,287	—	29,313,868
Total	$—	$436,480,449	$—	$233,964,687

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The investment adviser had agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $10 billion to $15 billion; 0.55% of average daily net assets in excess of $15 billion to $20 billion; 0.50% of average daily net assets in excess of $20 billion to $25 billion; and 0.45% of average daily net assets in excess of $25 billion. This written agreement terminated on July 31, 2015. For the period June 1, 2015 through July 31, 2015, this management fee reduction amounted to $3,571,904, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2015, the investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $10 billion to $15 billion; 0.55% of average daily net assets in excess of $15 billion to $20 billion; 0.50% of average daily net assets in excess of $20 billion to $25 billion; 0.45% of average daily net assets in excess of $25 billion to $30 billion; and 0.43% of average daily net assets in excess of $30 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2016. For the period August 1, 2015 through November 30, 2015, this management fee reduction amounted to $6,645,694, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For

32

Notes to Financial Statements (unaudited) – continued

the six months ended November 30, 2015, this management fee reduction amounted to $899,392, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2015 was equivalent to an annual effective rate of 0.62% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $232,158 for the six months ended November 30, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$8,429,195
Class B	0.75%	0.25%	1.00%	1.00%	293,844
Class C	0.75%	0.25%	1.00%	1.00%	4,181,866
Class R1	0.75%	0.25%	1.00%	1.00%	63,543
Class R2	0.25%	0.25%	0.50%	0.50%	1,229,932
Class R3	—	0.25%	0.25%	0.25%	1,352,770
Total Distribution and Service Fees					$15,551,150

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2015, this rebate amounted to $14,138, $6, and $126, for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder

33

Notes to Financial Statements (unaudited) – continued

redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2015, were as follows:

Amount
Class A	$13,387
Class B	30,918
Class C	62,989

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2015, the fee was $415,780, which equated to 0.0033% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended November 30, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $9,924,241.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2015 was equivalent to an annual effective rate of 0.0025% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $44 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended November 30, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $876 at November 30, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and

34

Notes to Financial Statements (unaudited) – continued

is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2015, the fee paid by the fund under this agreement was $29,109 and is included in “Miscellaneous” expense in the Statement of Operation. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended November 30, 2015, purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $2,594,349,737 and $1,702,192,081, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/15		Year ended 5/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	28,195,540	$984,555,656	81,587,105	$2,836,484,414
Class B	51,211	1,706,208	413,885	13,969,431
Class C	1,206,101	38,730,973	12,872,035	414,882,662
Class I	29,855,803	1,093,070,329	141,558,507	5,160,862,714
Class R1	113,704	3,705,410	249,862	8,098,104
Class R2	3,207,687	105,573,251	5,762,973	189,015,447
Class R3	4,891,212	171,378,137	18,253,086	636,074,378
Class R4	5,544,666	195,518,802	12,015,994	419,543,581
Class R5	8,360,137	294,277,134	24,340,687	859,977,231
	81,426,061	$2,888,515,900	297,054,134	$10,538,907,962

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	5,035,491	$164,660,567
Class B	—	—	40,120	1,256,168
Class C	—	—	468,918	14,062,854
Class I	—	—	6,715,110	229,388,170
Class R1	—	—	8,766	265,956
Class R2	—	—	402,632	12,384,955
Class R3	—	—	868,246	28,244,030
Class R4	—	—	786,555	25,775,413
Class R5	—	—	2,665,833	87,439,336
	—	$—	16,991,671	$563,477,449

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/15		Year ended 5/31/15
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(24,970,870)	$(867,899,882)	(59,024,688)	$(2,044,352,752)
Class B	(108,714)	(3,626,187)	(273,488)	(9,033,443)
Class C	(1,652,339)	(52,681,952)	(3,020,380)	(95,601,251)
Class I	(32,301,477)	(1,182,961,425)	(55,209,033)	(1,995,692,556)
Class R1	(150,555)	(4,968,704)	(76,907)	(2,491,885)
Class R2	(2,728,482)	(89,040,573)	(3,639,463)	(119,040,358)
Class R3	(2,772,499)	(96,466,106)	(5,032,279)	(173,398,703)
Class R4	(4,289,478)	(151,248,339)	(8,032,247)	(281,407,339)
Class R5	(4,204,669)	(147,369,463)	(7,023,423)	(243,389,254)
	(73,179,083)	$(2,596,262,631)	(141,331,908)	$(4,964,407,541)

Net change
Class A	3,224,670	$116,655,774	27,597,908	$956,792,229
Class B	(57,503)	(1,919,979)	180,517	6,192,156
Class C	(446,238)	(13,950,979)	10,320,573	333,344,265
Class I	(2,445,674)	(89,891,096)	93,064,584	3,394,558,328
Class R1	(36,851)	(1,263,294)	181,721	5,872,175
Class R2	479,205	16,532,678	2,526,142	82,360,044
Class R3	2,118,713	74,912,031	14,089,053	490,919,705
Class R4	1,255,188	44,270,463	4,770,302	163,911,655
Class R5	4,155,468	146,907,671	19,983,097	704,027,313
	8,246,978	$292,253,269	172,713,897	$6,137,977,870

Effective at the close of business on May 29, 2015, the fund is closed to new investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund and the MFS Growth Allocation Fund were the owners of record of approximately 4% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or

36

Notes to Financial Statements (unaudited) – continued

daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2015, the fund’s commitment fee and interest expense were $39,145 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,343,626,371	1,069,914,025	(1,395,894,876)	1,017,645,520

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$626,579	$1,017,645,520

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Brambles Ltd.	70,093,490	12,550,831	—	82,644,321
Cobham PLC	61,084,063	—	—	61,084,063
Esprit Holdings Ltd.	99,156,121	3,888,700	—	103,044,821
Kobayashi Pharmaceutical Co. Ltd.	2,303,500	—	—	2,303,500
Neopost S.A.	2,396,732	—	—	2,396,732
Nihon Kohden Corp.	5,221,000	3,128,400	—	8,349,400

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Brambles Ltd.	$—	$—	$7,687,974	$650,877,752
Cobham PLC	—	—	2,849,558	279,123,881
Esprit Holdings Ltd.	—	—	—	114,295,631
Kobayashi Pharmaceutical Co. Ltd.	—	—	921,592	187,685,662
Neopost S.A.	—	—	5,481,842	62,546,983
Nihon Kohden Corp.	—	—	1,025,937	173,838,442

	$—	$—	$17,966,903	$1,468,368,351

37

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

38

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median and the Fund’s total expense ratio was lower than the Lipper expense group median.

39

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion, and that MFS has agreed in writing to further reduce its advisory fee rate on the Fund’s average daily net assets over $10 billion, $15 billion, $20 billion, and $25 billion and implement an additional breakpoint that reduces its advisory fee rate on the Fund’s average daily net assets over $30 billion, each of which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

40

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

41

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

42

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2015

MFS® BLENDED RESEARCH® SMALL CAP EQUITY FUND

BRS-SEM

MFS® BLENDED RESEARCH®

SMALL CAP EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

A disparity in the pace of economic growth between the United States and much of the rest of the world has led to a divergence in central bank policies.

The U.S. economy continues its modest recovery, fed by strengthening labor and housing markets. Confident consumers are spending, even as corporations post smaller profits, held back by the strong U.S. dollar, diminished demand for exports, and the significant drop in energy and other commodity prices. Accordingly, the U.S. Federal Reserve has signaled a desire to gradually transition from the stimulative low interest rate environment of recent years.

In contrast, central banks in China, Japan and Europe are seeking new ways to revive their respective economies. China’s slowing growth has had a global impact, particularly for commodity-exporting nations. Japan’s government plans to shift its focus to a more worker-driven, bottom-up stimulus after limited success in promoting exports through a weaker yen. And the European Central Bank appears determined to prevent deflation by extending its quantitative easing program.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

January 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Carriage Services, Inc.	1.7%
PrivateBancorp, Inc.	1.7%
Aspen Technology, Inc.	1.6%
Resources Connection, Inc.	1.6%
Fleetmatics Group PLC	1.5%
BancorpSouth, Inc.	1.5%
RE/MAX Holdings, Inc., “A”	1.5%
IPG Photonics Corp.	1.4%
Chuy’s Holdings, Inc.	1.4%
Qlik Technologies, Inc.	1.4%

Equity sectors
Financial Services	23.9%
Technology	16.7%
Health Care	14.2%
Special Products & Services	8.2%
Industrial Goods & Services	6.9%
Autos & Housing	4.7%
Utilities & Communications	4.6%
Leisure	4.3%
Retailing	3.9%
Energy	3.8%
Basic Materials	3.1%
Consumer Staples	2.9%
Transportation	1.4%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 11/30/15.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 15, 2015 through November 30, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and

(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 15, 2015 through November 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/15/15	Ending Account Value 11/30/15	Expenses Paid During Period (p) 9/15/15-11/30/15
A	Actual	0.96%	$1,000.00	$1,030.00	$2.05
	Hypothetical (h)	0.96%	$1,000.00	$1,020.20	$4.85
B	Actual	1.71%	$1,000.00	$1,028.00	$3.65
	Hypothetical (h)	1.71%	$1,000.00	$1,016.45	$8.62
C	Actual	1.71%	$1,000.00	$1,028.00	$3.65
	Hypothetical (h)	1.71%	$1,000.00	$1,016.45	$8.62
I	Actual	0.71%	$1,000.00	$1,030.00	$1.52
	Hypothetical (h)	0.71%	$1,000.00	$1,021.45	$3.59
R1	Actual	1.71%	$1,000.00	$1,028.00	$3.65
	Hypothetical (h)	1.71%	$1,000.00	$1,016.45	$8.62
R2	Actual	1.21%	$1,000.00	$1,029.00	$2.58
	Hypothetical (h)	1.21%	$1,000.00	$1,018.95	$6.11
R3	Actual	0.96%	$1,000.00	$1,030.00	$2.05
	Hypothetical (h)	0.96%	$1,000.00	$1,020.20	$4.85
R4	Actual	0.71%	$1,000.00	$1,030.00	$1.52
	Hypothetical (h)	0.71%	$1,000.00	$1,021.45	$3.59
R5	Actual	0.70%	$1,000.00	$1,030.00	$1.49
	Hypothetical (h)	0.70%	$1,000.00	$1,021.50	$3.54

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 77/366 for Actual Expenses (for Hypothetical Expenses, multiplied by 183/366 to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, September 15, 2015, through November 30, 2015. For hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended November 30, 2015.

4

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.6%
Issuer	Shares/Par	Value ($)
Aerospace - 0.7%
Ducommun, Inc. (a)	582	$9,745
Moog, Inc., “A” (a)	88	5,814

		$15,559
Airlines - 0.8%
SkyWest, Inc.	916	$18,879

Apparel Manufacturers - 0.6%
Tumi Holdings, Inc. (a)	876	$15,472

Automotive - 0.1%
Cooper Tire & Rubber Co.	63	$2,645

Biotechnology - 3.5%
Affymetrix, Inc. (a)	2,033	$19,253
Alder Biopharmaceuticals, Inc. (a)	745	27,759
AMAG Pharmaceuticals, Inc. (a)	25	666
Anacor Pharmaceuticals, Inc. (a)	120	14,008
MiMedx Group, Inc. (a)	2,561	22,947

		$84,633
Brokerage & Asset Managers - 0.6%
Interactive Brokers Group, Inc.	214	$9,279
Investment Technology Group, Inc.	299	6,001

		$15,280
Business Services - 4.7%
Barrett Business Services, Inc.	336	$15,002
Forrester Research, Inc.	798	26,047
RE/MAX Holdings, Inc., “A”	924	34,659
Resources Connection, Inc.	2,047	37,358

		$113,066
Computer Software - 3.8%
Aspen Technology, Inc. (a)	871	$38,280
Gigamon, Inc. (a)	667	18,069
Qlik Technologies, Inc. (a)	1,057	33,623

		$89,972

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 6.8%
Cvent, Inc. (a)	763	$27,567
EPAM Systems, Inc. (a)	413	32,515
Fleetmatics Group PLC (a)	609	36,357
Ingram Micro, Inc., “A”	959	29,662
NCR Corp. (a)	52	1,410
SciQuest, Inc. (a)	1,691	21,831
SS&C Technologies Holdings, Inc.	63	4,530
Vantiv, Inc., “A” (a)	173	9,119

		$162,991
Construction - 4.3%
Builders FirstSource, Inc. (a)	1,033	$13,904
Interface, Inc.	1,522	30,257
Lennox International, Inc.	239	32,485
Patrick Industries, Inc. (a)	259	10,730
Pool Corp.	182	14,931

		$102,307
Consumer Products - 0.6%
USANA Health Sciences, Inc. (a)	98	$13,126

Consumer Services - 3.5%
ABM Industries, Inc.	193	$5,726
Capella Education Co.	118	5,664
Carriage Services, Inc.	1,649	40,714
Grand Canyon Education, Inc. (a)	480	19,018
K12, Inc. (a)	339	3,437
Servicemaster Global Holdings, Inc. (a)	228	8,545

		$83,104
Containers - 0.4%
Graphic Packaging Holding Co.	165	$2,256
Owens-Illinois, Inc. (a)	412	7,947

		$10,203
Electrical Equipment - 1.1%
TriMas Corp. (a)	1,009	$21,825
WESCO International, Inc. (a)	78	3,748

		$25,573
Electronics - 3.6%
Cree, Inc. (a)	441	$12,189
Jabil Circuit, Inc.	751	19,218
Sanmina Corp. (a)	730	16,549
Sigma Designs, Inc. (a)	1,726	14,990

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Tessera Technologies, Inc.	72	$2,293
Ultratech, Inc. (a)	961	15,962
Vishay Intertechnology, Inc.	329	3,922

		$85,123
Energy - Independent - 3.4%
Alon USA Energy, Inc.	742	$13,052
Delek U.S. Holdings, Inc.	491	13,596
Memorial Resource Development Corp. (a)	431	7,021
PBF Energy, Inc., “A”	473	19,152
PDC Energy, Inc. (a)	519	29,318

		$82,139
Engineering - Construction - 0.5%
MasTec, Inc. (a)	603	$12,319

Food & Beverages - 2.3%
Dean Foods Co.	1,141	$21,405
Pinnacle Foods, Inc.	507	22,075
Sanderson Farms, Inc.	163	12,194

		$55,674
Food & Drug Stores - 0.5%
SUPERVALU, Inc. (a)	1,661	$11,162

Forest & Paper Products - 0.2%
Domtar Corp.	114	$4,684

Furniture & Appliances - 0.3%
Select Comfort Corp. (a)	322	$7,606

Gaming & Lodging - 0.9%
Isle of Capri Casinos, Inc. (a)	903	$16,651
La Quinta Holdings, Inc. (a)	261	3,912

		$20,563
Health Maintenance Organizations - 1.3%
Centene Corp. (a)	267	$15,419
Molina Healthcare, Inc. (a)	272	16,391

		$31,810
Insurance - 4.3%
Fidelity & Guaranty Life	1,200	$30,816
Hanover Insurance Group, Inc.	30	2,538

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
HCI Group, Inc.	375	$14,674
Heritage Insurance Holdings, Inc. (a)	263	5,907
Maiden Holdings Ltd.	124	1,911
Safety Insurance Group, Inc.	208	11,650
Third Point Reinsurance Ltd. (a)	774	10,999
Validus Holdings Ltd.	502	23,684

		$102,179
Internet - 0.9%
ChannelAdvisor Corp. (a)	125	$1,639
DHI Group, Inc. (a)	185	1,724
Shutterfly, Inc. (a)	366	16,799
Web.Com Group, Inc. (a)	95	2,300

		$22,462
Leisure & Toys - 0.6%
Nautilus, Inc. (a)	772	$14,830

Machinery & Tools - 4.7%
Allison Transmission Holdings, Inc.	686	$19,181
Columbus McKinnon Corp.	807	16,656
Herman Miller, Inc.	179	5,676
IPG Photonics Corp. (a)	379	34,561
Kadant, Inc.	27	1,169
Park-Ohio Holdings Corp.	341	14,322
Regal Beloit Corp.	147	9,476
SPX Corp.	69	762
SPX FLOW, Inc. (a)	69	2,318
Titan International, Inc.	1,677	7,278

		$111,399
Medical & Health Technology & Services - 0.0%
Kindred Healthcare, Inc.	63	$841

Medical Equipment - 6.8%
Analogic Corp.	65	$5,431
Cardiovascular Systems, Inc. (a)	1,712	27,392
Masimo Corp. (a)	435	18,044
NxStage Medical, Inc. (a)	1,006	19,627
OraSure Technologies, Inc. (a)	4,915	30,719
Orthofix International N.V. (a)	436	17,248
Steris PLC	160	12,221
Symmetry Surgical, Inc. (a)	187	1,702

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
VWR Corp. (a)	1,167	$31,136

		$163,520
Metals & Mining - 1.1%
Olympic Steel, Inc.	982	$11,057
Schnitzer Steel Industries, Inc., “A”	897	14,809

		$25,866
Network & Telecom - 1.6%
Ixia (a)	1,929	$25,193
NeuStar, Inc., “A” (a)	214	5,393
Voxx International Corp. (a)	1,509	8,662

		$39,248
Oil Services - 0.4%
Frank’s International N.V.	326	$5,509
Furmanite Corp. (a)	513	4,201

		$9,710
Other Banks & Diversified Financials - 11.9%
Altisource Portfolio Solutions S.A. (a)	459	$13,205
Assured Guaranty Ltd.	385	10,179
BancorpSouth, Inc.	1,319	35,481
Berkshire Hills Bancorp, Inc.	242	7,318
Brookline Bancorp, Inc.	557	6,539
Cash America International, Inc.	503	16,976
Cathay General Bancorp, Inc.	825	28,314
East West Bancorp, Inc.	728	31,581
EZCORP, Inc., “A” (a)	174	1,007
First Interstate BancSystem, Inc.	874	26,578
Hilltop Holdings, Inc. (a)	236	5,265
Nelnet, Inc., “A”	320	10,560
PacWest Bancorp	361	16,974
Popular, Inc.	404	12,003
PrivateBancorp, Inc.	907	40,008
Regional Management Corp. (a)	698	10,959
Western Alliance Bancorp. (a)	271	10,512

		$283,459
Pharmaceuticals - 2.4%
Alere, Inc. (a)	108	$4,457
Amphastar Pharmaceuticals, Inc. (a)	1,021	15,672
Catalent, Inc. (a)	256	7,130
Sucampo Pharmaceuticals, Inc. (a)	897	15,384

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
TherapeuticsMD, Inc. (a)	1,938	$14,554

		$57,197
Printing & Publishing - 0.8%
Quad/Graphics, Inc.	696	$7,183
R.R. Donnelley & Sons Co.	745	11,987

		$19,170
Real Estate - 7.2%
Ashford Hospitality Prime, REIT	964	$13,689
Ashford Hospitality Trust, REIT	1,602	11,262
Corporate Office Properties Trust, REIT	212	4,725
Equity Commonwealth, REIT (a)	194	5,358
Gaming and Leisure Properties, Inc., REIT	354	9,625
Hospitality Properties Trust, REIT	426	11,830
Medical Properties Trust, Inc., REIT	2,459	29,533
Mid-America Apartment Communities, Inc., REIT	262	23,203
New Residential Investment Corp., REIT	1,037	13,191
Ryman Hospitality Properties, Inc., REIT	118	6,412
Store Capital Corp., REIT	1,158	26,356
Tanger Factory Outlet Centers, Inc., REIT	472	15,722

		$170,906
Restaurants - 2.0%
Brinker International, Inc.	263	$11,998
Chuy’s Holdings, Inc. (a)	1,030	34,248
Ruby Tuesday, Inc. (a)	458	2,533

		$48,779
Specialty Chemicals - 1.4%
A. Schulman, Inc.	267	$9,241
Pacific Ethanol, Inc. (a)	1,609	8,029
Trinseo S.A. (a)	545	15,565

		$32,835
Specialty Stores - 2.8%
American Eagle Outfitters, Inc.	1,935	$30,128
Build-A-Bear Workshop, Inc. (a)	377	4,848
Express, Inc. (a)	901	15,083
Outerwall, Inc.	19	1,176
Urban Outfitters, Inc. (a)	695	15,568

		$66,803
Telecommunications - Wireless - 0.3%
Intelsat S.A. (a)	1,276	$5,933

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 1.2%
Inteliquent, Inc.	788	$15,137
Shenandoah Telecommunications Co.	288	13,905

		$29,042
Trucking - 0.6%
YRC Worldwide, Inc. (a)	851	$14,407

Utilities - Electric Power - 2.5%
NRG Energy, Inc.	2,237	$27,649
PNM Resources, Inc.	702	20,358
Portland General Electric Co.	302	11,150

		$59,157
Utilities - Water - 0.6%
American States Water Co.	347	$14,515
Total Common Stocks (Identified Cost, $2,284,543)		$2,356,148

Money Market Funds - 3.3%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	77,474	$77,474
Total Investments (Identified Cost, $2,362,017)		$2,433,622

Other Assets, Less Liabilities - (1.9)%		(44,731)
Net Assets - 100.0%		$2,388,891

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $2,284,543)	$2,356,148
Underlying affiliated funds, at cost and value	77,474
Total investments, at value (identified cost, $2,362,017)	$2,433,622
Receivables for
Fund shares sold	50,090
Dividends	2,110
Receivable from investment adviser	23,734
Other assets	2
Total assets	$2,509,558
Liabilities
Payable for investments purchased	$70,532
Payable to affiliates
Shareholder servicing costs	427
Distribution and service fees	25
Accrued expenses and other liabilities	49,683
Total liabilities	$120,667
Net assets	$2,388,891
Net assets consist of
Paid-in capital	$2,320,988
Unrealized appreciation (depreciation) on investments	71,605
Accumulated net realized gain (loss) on investments	(7,154)
Undistributed net investment income	3,452
Net assets	$2,388,891
Shares of beneficial interest outstanding	231,886

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$109,914	10,672	$10.30
Class B	58,939	5,732	10.28
Class C	51,411	5,000	10.28
Class I	107,997	10,482	10.30
Class R1	51,411	5,000	10.28
Class R2	51,465	5,000	10.29
Class R3	51,493	5,000	10.30
Class R4	51,520	5,000	10.30
Class R5	1,854,741	180,000	10.30

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.93 [100 / 94.25 x $10.30]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Period ended 11/30/15 (c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$7,160
Dividends from underlying affiliated funds	10
Foreign taxes withheld	(13)
Total investment income	$7,157
Expenses
Management fee	$3,035
Distribution and service fees	433
Shareholder servicing costs	472
Administrative services fee	3,681
Custodian fee	4,187
Shareholder communications	2,314
Audit and tax fees	13,239
Legal fees	178
Registration fees	30,176
Miscellaneous	2,937
Total expenses	$60,652
Reduction of expenses by investment adviser	(56,947)
Net expenses	$3,705
Net investment income	$3,452
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$(7,154)
Change in unrealized appreciation (depreciation) on investments	$71,605
Net realized and unrealized gain (loss) on investments	$64,451
Change in net assets from operations	$67,903

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Period ended
11/30/15 (c)
Change in net assets	(unaudited)
From operations
Net investment income	$3,452
Net realized gain (loss) on investments	(7,154)
Net unrealized gain (loss) on investments	71,605
Change in net assets from operations	$67,903
Change in net assets from fund share transactions	$2,320,988
Total change in net assets	$2,388,891
Net assets
At beginning of period	—
At end of period (including undistributed net investment income of $3,452)	$2,388,891

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments	0.29
Total from investment operations	$0.30
Net asset value, end of period (x)	$10.30
Total return (%) (r)(s)(t)(x)	3.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.94	(a)
Expenses after expense reductions (f)	0.96	(a)
Net investment income	0.62	(a)
Portfolio turnover	13	(n)
Net assets at end of period (000 omitted)	$110

Class B	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	0.28
Total from investment operations	$0.28
Net asset value, end of period (x)	$10.28
Total return (%) (r)(s)(t)(x)	2.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	13.90	(a)
Expenses after expense reductions (f)	1.71	(a)
Net investment loss	(0.18	)(a)
Portfolio turnover	13	(n)
Net assets at end of period (000 omitted)	$59

See Notes to Financial Statements

16

Financial Highlights – continued

Class C	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	0.28
Total from investment operations	$0.28
Net asset value, end of period (x)	$10.28
Total return (%) (r)(s)(t)(x)	2.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	13.89	(a)
Expenses after expense reductions (f)	1.71	(a)
Net investment loss	(0.18	)(a)
Portfolio turnover	13	(n)
Net assets at end of period (000 omitted)	$51

Class I	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments	0.28
Total from investment operations	$0.30
Net asset value, end of period (x)	$10.30
Total return (%) (r)(s)(x)	3.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.72	(a)
Expenses after expense reductions (f)	0.71	(a)
Net investment income	0.88	(a)
Portfolio turnover	13	(n)
Net assets at end of period (000 omitted)	$108

See Notes to Financial Statements

17

Financial Highlights – continued

Class R1	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	0.28
Total from investment operations	$0.28
Net asset value, end of period (x)	$10.28
Total return (%) (r)(s)(x)	2.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	13.91	(a)
Expenses after expense reductions (f)	1.71	(a)
Net investment loss	(0.18	)(a)
Portfolio turnover	13	(n)
Net assets at end of period (000 omitted)	$51

Class R2	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments	0.28
Total from investment operations	$0.29
Net asset value, end of period (x)	$10.29
Total return (%) (r)(s)(x)	2.90	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	13.41	(a)
Expenses after expense reductions (f)	1.21	(a)
Net investment income	0.32	(a)
Portfolio turnover	13	(n)
Net assets at end of period (000 omitted)	$51

See Notes to Financial Statements

18

Financial Highlights – continued

Class R3	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments	0.29
Total from investment operations	$0.30
Net asset value, end of period (x)	$10.30
Total return (%) (r)(s)(x)	3.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	13.16	(a)
Expenses after expense reductions (f)	0.96	(a)
Net investment income	0.57	(a)
Portfolio turnover	13	(n)
Net assets at end of period (000 omitted)	$51

Class R4	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments	0.28
Total from investment operations	$0.30
Net asset value, end of period (x)	$10.30
Total return (%) (r)(s)(x)	3.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.91	(a)
Expenses after expense reductions (f)	0.71	(a)
Net investment income	0.82	(a)
Portfolio turnover	13	(n)
Net assets at end of period (000 omitted)	$52

See Notes to Financial Statements

19

Financial Highlights – continued

Class R5	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments	0.28
Total from investment operations	$0.30
Net asset value, end of period (x)	$10.30
Total return (%) (r)(s)(x)	3.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.90	(a)
Expenses after expense reductions (f)	0.70	(a)
Net investment income	0.83	(a)
Portfolio turnover	13	(n)
Net assets at end of period (000 omitted)	$1,855

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Small Cap Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

21

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

22

Notes to Financial Statements (unaudited) – continued

the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,356,148	$—	$—	$2,356,148
Mutual Funds	77,474	—	—	77,474
Total Investments	$2,433,622	$—	$—	$2,433,622

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the period ended November 30, 2015, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

23

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The fund declared no distributions for the period ended November 30, 2015.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/15
Cost of investments	$2,362,017
Gross appreciation	168,723
Gross depreciation	(97,118)
Net unrealized appreciation (depreciation)	$71,605

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.65%
Next $1.5 billion of average daily net assets	0.60%
Average daily net assets in excess of $2.5 billion	0.575%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period ended November 30, 2015, this management fee reduction amounted to $35, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the period ended November 30, 2015 was equivalent to an annual effective rate of 0.64% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and

24

Notes to Financial Statements (unaudited) – continued

transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.70%

This written agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until September 30, 2016. For the period ended November 30, 2015, this reduction amounted to $56,912 which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the period ended November 30, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$29
Class B	0.75%	0.25%	1.00%	1.00%	115
Class C	0.75%	0.25%	1.00%	1.00%	105
Class R1	0.75%	0.25%	1.00%	1.00%	105
Class R2	0.25%	0.25%	0.50%	0.50%	53
Class R3	—	0.25%	0.25%	0.25%	26
Total Distribution and Service Fees					$433

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended November 30, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the period ended November 30, 2015.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder

25

Notes to Financial Statements (unaudited) – continued

redemption within six years of purchase. There were no contingent deferred sales charges imposed during the period ended November 30, 2015.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended November 30, 2015, the fee was $48, which equated to 0.0102% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the period ended November 30, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $424.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended November 30, 2015 was equivalent to an annual effective rate of 0.7883% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund did not pay any compensation to the independent Trustees for the period ended November 30, 2015.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the period ended November 30, 2015, the fee paid by the fund under this agreement was $5 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

26

Notes to Financial Statements (unaudited) – continued

On September 14, 2015, MFS purchased 180,000 shares of Class R5 and 5,000 shares of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4, for an aggregate amount of $2,200,000 as an initial investment in the fund.

At November 30, 2015, MFS held approximately 87% of Class B, and 100% of the outstanding shares of Class C, Class R1, Class R2, Class R3, Class R4, and Class R5.

(4) Portfolio Securities

For the period ended November 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $2,574,895 and $283,199, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 11/30/15 (c)
	Shares	Amount
Shares sold
Class A	10,672	$108,087
Class B	5,746	57,357
Class C	5,000	50,000
Class I	10,482	105,683
Class R1	5,000	50,000
Class R2	5,000	50,000
Class R3	5,000	50,000
Class R4	5,000	50,000
Class R5	180,000	1,800,000
	231,900	$2,321,127

Shares reacquired
Class B	(14)	$(139)

Net change
Class A	10,672	$108,087
Class B	5,732	57,218
Class C	5,000	50,000
Class I	10,482	105,683
Class R1	5,000	50,000
Class R2	5,000	50,000
Class R3	5,000	50,000
Class R4	5,000	50,000
Class R5	180,000	1,800,000
	231,886	$2,320,988

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

27

Notes to Financial Statements (unaudited) – continued

(6) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	115,447	(37,973)	77,474

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10	$77,474

28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In June and July, 2015, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (ii) information provided by MFS on the fees it charges to other registered funds managed in a similar style to the Fund, and (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” would be observed for the Fund. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2015 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS. The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any

29

Board Approval of Investment Advisory Agreement – continued

single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review. The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any proposed fee reductions or expense limitations for the Fund), the Fund’s effective advisory fee rate and total expense ratio would each be lower than the Lipper expense group median. The Trustees also considered MFS’ intention to combine fundamental and quantitative research methodologies for the Fund, noting that this blended approach is likely to present certain portfolio management resource efficiencies relative to the management resources required for a more actively managed fund. As a result, the Trustees considered the Fund’s advisory fee rate in comparison to a peer group created by MFS of funds that incorporate a quantitative approach to investing, although they noted the limited usefulness of this quantitative peer group due to its limited size. The Trustees considered that the Fund’s advisory fee would be higher than this quantitative peer group’s median and the total expense ratio (excluding 12b-1 fees) would be approximately at this quantitative peer group’s median.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s proposed advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the proposed breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

30

Board Approval of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.

31

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

32

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2015

MFS® ASSET ALLOCATION FUNDS

MFS® Conservative Allocation Fund

MFS® Moderate Allocation Fund

MFS® Growth Allocation Fund

MFS® Aggressive Growth Allocation Fund

AAF-SEM

MFS® ASSET ALLOCATION FUNDS

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

A disparity in the pace of economic growth between the United States and much of the rest of the world has led to a divergence in central bank policies.

The U.S. economy continues its modest recovery, fed by strengthening labor and housing markets. Confident consumers are spending, even as corporations post smaller profits, held back by the strong U.S. dollar, diminished demand for exports, and the significant drop in energy and other commodity prices. Accordingly, the U.S. Federal Reserve has signaled a desire to gradually transition from the stimulative low interest rate environment of recent years.

In contrast, central banks in China, Japan and Europe are seeking new ways to revive their respective economies. China’s slowing growth has had a global impact, particularly for commodity-exporting nations. Japan’s government plans to shift its focus to a more worker-driven, bottom-up stimulus after limited success in promoting exports through a weaker yen. And the European Central Bank appears determined to prevent deflation by extending its quantitative easing program.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

January 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Conservative Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Total Return Bond Fund	14.9%
MFS Limited Maturity Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Growth Fund	6.2%
MFS Value Fund	6.1%
MFS Research Fund	6.1%
MFS High Income Fund	5.0%
MFS Global Bond Fund	4.9%
MFS Mid Cap Growth Fund	4.1%
MFS Mid Cap Value Fund	4.0%
MFS Research International Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Value Fund	2.0%
MFS International Growth Fund	2.0%
MFS Absolute Return Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS Commodity Strategy Fund	0.9%
Cash & Cash Equivalents (o)	0.0%

MFS Moderate Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Government Securities Fund	9.9%
MFS Growth Fund	8.3%
MFS Value Fund	8.2%
MFS Research Fund	8.1%
MFS Total Return Bond Fund	7.9%
MFS Mid Cap Growth Fund	7.2%
MFS Mid Cap Value Fund	7.1%
MFS Inflation-Adjusted Bond Fund	6.9%
MFS Research International Fund	6.0%
MFS High Income Fund	4.9%
MFS Global Bond Fund	4.9%
MFS International Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	2.7%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Absolute Return Fund	1.0%
Cash & Cash Equivalents (o)	0.0%

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 11/30/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Growth Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Growth Fund	11.3%
MFS Value Fund	11.2%
MFS Mid Cap Growth Fund	9.1%
MFS Mid Cap Value Fund	9.1%
MFS Research Fund	8.1%
MFS Research International Fund	6.8%
MFS International Value Fund	5.0%
MFS International Growth Fund	5.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS High Income Fund	4.9%
MFS Commodity Strategy Fund	3.6%
MFS Total Return Bond Fund	3.0%
MFS Global Real Estate Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS New Discovery Value Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Global Bond Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Absolute Return Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents (o)	0.0%

MFS Aggressive Growth Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Growth Fund	13.2%
MFS Value Fund	13.1%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.0%
MFS Research Fund	9.1%
MFS International Value Fund	8.0%
MFS International Growth Fund	8.0%
MFS Research International Fund	7.9%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.7%
MFS International New Discovery Fund	4.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Emerging Markets Equity Fund	1.9%
Cash & Cash Equivalents (o)	0.0%

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statements of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 11/30/15.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, June 1, 2015 through November 30, 2015

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2015 through November 30, 2015.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS CONSERVATIVE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/15	Ending Account Value 11/30/15	Expenses Paid During Period (p) 6/01/15-11/30/15
A	Actual	0.32%	$1,000.00	$979.90	$1.58
	Hypothetical (h)	0.32%	$1,000.00	$1,023.40	$1.62
B	Actual	1.08%	$1,000.00	$976.61	$5.34
	Hypothetical (h)	1.08%	$1,000.00	$1,019.60	$5.45
C	Actual	1.08%	$1,000.00	$976.54	$5.34
	Hypothetical (h)	1.08%	$1,000.00	$1,019.60	$5.45
I	Actual	0.08%	$1,000.00	$981.29	$0.40
	Hypothetical (h)	0.08%	$1,000.00	$1,024.60	$0.40
R1	Actual	1.08%	$1,000.00	$976.88	$5.34
	Hypothetical (h)	1.08%	$1,000.00	$1,019.60	$5.45
R2	Actual	0.58%	$1,000.00	$978.84	$2.87
	Hypothetical (h)	0.58%	$1,000.00	$1,022.10	$2.93
R3	Actual	0.33%	$1,000.00	$980.40	$1.63
	Hypothetical (h)	0.33%	$1,000.00	$1,023.35	$1.67
R4	Actual	0.08%	$1,000.00	$981.16	$0.40
	Hypothetical (h)	0.08%	$1,000.00	$1,024.60	$0.40
529A	Actual	0.37%	$1,000.00	$980.26	$1.83
	Hypothetical (h)	0.37%	$1,000.00	$1,023.15	$1.87
529B	Actual	1.12%	$1,000.00	$976.12	$5.53
	Hypothetical (h)	1.12%	$1,000.00	$1,019.40	$5.65
529C	Actual	1.12%	$1,000.00	$976.15	$5.53
	Hypothetical (h)	1.12%	$1,000.00	$1,019.40	$5.65

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Conservative Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS MODERATE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/15	Ending Account Value 11/30/15	Expenses Paid During Period (p) 6/01/15-11/30/15
A	Actual	0.33%	$1,000.00	$974.59	$1.63
	Hypothetical (h)	0.33%	$1,000.00	$1,023.35	$1.67
B	Actual	1.08%	$1,000.00	$970.53	$5.32
	Hypothetical (h)	1.08%	$1,000.00	$1,019.60	$5.45
C	Actual	1.08%	$1,000.00	$970.44	$5.32
	Hypothetical (h)	1.08%	$1,000.00	$1,019.60	$5.45
I	Actual	0.08%	$1,000.00	$975.56	$0.40
	Hypothetical (h)	0.08%	$1,000.00	$1,024.60	$0.40
R1	Actual	1.08%	$1,000.00	$970.58	$5.32
	Hypothetical (h)	1.08%	$1,000.00	$1,019.60	$5.45
R2	Actual	0.58%	$1,000.00	$972.84	$2.86
	Hypothetical (h)	0.58%	$1,000.00	$1,022.10	$2.93
R3	Actual	0.33%	$1,000.00	$973.83	$1.63
	Hypothetical (h)	0.33%	$1,000.00	$1,023.35	$1.67
R4	Actual	0.08%	$1,000.00	$975.26	$0.40
	Hypothetical (h)	0.08%	$1,000.00	$1,024.60	$0.40
529A	Actual	0.37%	$1,000.00	$974.29	$1.83
	Hypothetical (h)	0.37%	$1,000.00	$1,023.15	$1.87
529B	Actual	1.13%	$1,000.00	$970.08	$5.57
	Hypothetical (h)	1.13%	$1,000.00	$1,019.35	$5.70
529C	Actual	1.13%	$1,000.00	$970.05	$5.57
	Hypothetical (h)	1.13%	$1,000.00	$1,019.35	$5.70

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Moderate Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/15	Ending Account Value 11/30/15	Expenses Paid During Period (p) 6/01/15-11/30/15
A	Actual	0.35%	$1,000.00	$969.63	$1.72
	Hypothetical (h)	0.35%	$1,000.00	$1,023.25	$1.77
B	Actual	1.10%	$1,000.00	$966.12	$5.41
	Hypothetical (h)	1.10%	$1,000.00	$1,019.50	$5.55
C	Actual	1.10%	$1,000.00	$965.83	$5.41
	Hypothetical (h)	1.10%	$1,000.00	$1,019.50	$5.55
I	Actual	0.10%	$1,000.00	$970.41	$0.49
	Hypothetical (h)	0.10%	$1,000.00	$1,024.50	$0.51
R1	Actual	1.10%	$1,000.00	$965.72	$5.41
	Hypothetical (h)	1.10%	$1,000.00	$1,019.50	$5.55
R2	Actual	0.60%	$1,000.00	$968.45	$2.95
	Hypothetical (h)	0.60%	$1,000.00	$1,022.00	$3.03
R3	Actual	0.35%	$1,000.00	$969.39	$1.72
	Hypothetical (h)	0.35%	$1,000.00	$1,023.25	$1.77
R4	Actual	0.10%	$1,000.00	$971.19	$0.49
	Hypothetical (h)	0.10%	$1,000.00	$1,024.50	$0.51
529A	Actual	0.39%	$1,000.00	$969.43	$1.92
	Hypothetical (h)	0.39%	$1,000.00	$1,023.05	$1.97
529B	Actual	1.14%	$1,000.00	$965.81	$5.60
	Hypothetical (h)	1.14%	$1,000.00	$1,019.30	$5.76
529C	Actual	1.15%	$1,000.00	$965.46	$5.65
	Hypothetical (h)	1.15%	$1,000.00	$1,019.25	$5.81

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Growth Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/15	Ending Account Value 11/30/15	Expenses Paid During Period (p) 6/01/15-11/30/15
A	Actual	0.38%	$1,000.00	$970.16	$1.87
	Hypothetical (h)	0.38%	$1,000.00	$1,023.10	$1.92
B	Actual	1.13%	$1,000.00	$965.79	$5.55
	Hypothetical (h)	1.13%	$1,000.00	$1,019.35	$5.70
C	Actual	1.13%	$1,000.00	$966.01	$5.55
	Hypothetical (h)	1.13%	$1,000.00	$1,019.35	$5.70
I	Actual	0.13%	$1,000.00	$971.08	$0.64
	Hypothetical (h)	0.13%	$1,000.00	$1,024.35	$0.66
R1	Actual	1.13%	$1,000.00	$966.55	$5.56
	Hypothetical (h)	1.13%	$1,000.00	$1,019.35	$5.70
R2	Actual	0.63%	$1,000.00	$968.60	$3.10
	Hypothetical (h)	0.63%	$1,000.00	$1,021.85	$3.18
R3	Actual	0.38%	$1,000.00	$969.93	$1.87
	Hypothetical (h)	0.38%	$1,000.00	$1,023.10	$1.92
R4	Actual	0.13%	$1,000.00	$970.74	$0.64
	Hypothetical (h)	0.13%	$1,000.00	$1,024.35	$0.66
529A	Actual	0.42%	$1,000.00	$969.51	$2.07
	Hypothetical (h)	0.42%	$1,000.00	$1,022.90	$2.12
529B	Actual	1.18%	$1,000.00	$965.89	$5.80
	Hypothetical (h)	1.18%	$1,000.00	$1,019.10	$5.96
529C	Actual	1.17%	$1,000.00	$966.07	$5.75
	Hypothetical (h)	1.17%	$1,000.00	$1,019.15	$5.91

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Aggressive Growth Allocation Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529C shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS CONSERVATIVE ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	6,447,385	$59,573,836
MFS Commodity Strategy Fund - Class R5 (v)	5,129,406	28,468,205
MFS Emerging Markets Debt Fund - Class R5	6,382,654	89,931,590
MFS Emerging Markets Debt Local Currency Fund - Class R5	9,118,862	58,907,846
MFS Global Bond Fund - Class R5	17,771,600	148,037,430
MFS Global Real Estate Fund - Class R5	1,916,751	29,901,322
MFS Government Securities Fund - Class R5	29,813,897	298,735,244
MFS Growth Fund - Class R5	2,394,392	185,445,680
MFS High Income Fund - Class R5	45,640,238	148,787,175
MFS Inflation-Adjusted Bond Fund - Class R5	29,273,994	298,594,740
MFS International Growth Fund - Class R5	2,256,524	60,249,196
MFS International Value Fund - Class R5	1,701,256	60,751,866
MFS Limited Maturity Fund - Class R5	50,184,898	299,101,994
MFS Mid Cap Growth Fund - Class R5	7,963,426	122,955,298
MFS Mid Cap Value Fund - Class R5	5,883,967	121,739,286
MFS New Discovery Fund - Class R5	1,199,700	30,436,387
MFS New Discovery Value Fund - Class R5	2,346,222	30,477,419
MFS Research Fund - Class R5	4,666,051	183,142,489
MFS Research International Fund - Class R5	7,356,137	119,463,660
MFS Total Return Bond Fund - Class R5	42,189,767	448,899,116
MFS Value Fund - Class R5	5,224,646	183,437,309
Total Underlying Affiliated Funds (Identified Cost, $2,578,082,214)		$3,007,037,088

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	1,183,220	$1,183,220
Total Investments (Identified Cost, $2,579,265,434)		$3,008,220,308

Other Assets, Less Liabilities - (0.0)%		(209,116)
Net Assets - 100.0%		$3,008,011,192

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS MODERATE ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	6,730,857	$62,193,118
MFS Commodity Strategy Fund - Class R5 (v)	31,163,087	172,955,132
MFS Emerging Markets Debt Fund - Class R5	13,374,073	188,440,689
MFS Emerging Markets Debt Local Currency Fund - Class R5	18,895,000	122,061,699
MFS Global Bond Fund - Class R5	36,830,760	306,800,235
MFS Global Real Estate Fund - Class R5	8,018,860	125,094,220
MFS Government Securities Fund - Class R5	62,192,352	623,167,363
MFS Growth Fund - Class R5	6,713,443	519,956,140
MFS High Income Fund - Class R5	95,257,592	310,539,751
MFS Inflation-Adjusted Bond Fund - Class R5	42,710,484	435,646,938
MFS International Growth Fund - Class R5	7,110,741	189,856,796
MFS International New Discovery Fund - Class R5	2,179,515	63,314,915
MFS International Value Fund - Class R5	5,358,708	191,359,478
MFS Mid Cap Growth Fund - Class R5	29,266,221	451,870,454
MFS Mid Cap Value Fund - Class R5	21,635,490	447,638,292
MFS New Discovery Fund - Class R5	3,770,487	95,657,259
MFS New Discovery Value Fund - Class R5	7,392,529	96,028,945
MFS Research Fund - Class R5	13,079,600	513,374,319
MFS Research International Fund - Class R5	23,078,380	374,792,889
MFS Total Return Bond Fund - Class R5	46,957,895	499,632,002
MFS Value Fund - Class R5	14,645,463	514,202,208
Total Underlying Affiliated Funds (Identified Cost, $5,314,232,244)		$6,304,582,842

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	33	$33
Total Investments (Identified Cost, $5,314,232,277)		$6,304,582,875

Other Assets, Less Liabilities - 0.0%		941,814
Net Assets - 100.0%		$6,305,524,689

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS GROWTH ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	5,622,090	$51,948,110
MFS Commodity Strategy Fund - Class R5 (v)	34,176,754	189,680,985
MFS Emerging Markets Debt Fund - Class R5	11,152,223	157,134,818
MFS Emerging Markets Debt Local Currency Fund - Class R5	15,515,370	100,229,293
MFS Emerging Markets Equity Fund - Class R5	1,959,139	50,643,735
MFS Global Bond Fund - Class R5	12,427,910	103,524,488
MFS Global Real Estate Fund - Class R5	10,083,427	157,301,459
MFS Growth Fund - Class R5	7,680,929	594,887,944
MFS High Income Fund - Class R5	78,946,062	257,364,162
MFS Inflation-Adjusted Bond Fund - Class R5	25,560,861	260,720,783
MFS International Growth Fund - Class R5	9,770,527	260,873,072
MFS International New Discovery Fund - Class R5	3,620,269	105,168,818
MFS International Value Fund - Class R5	7,433,905	265,464,747
MFS Mid Cap Growth Fund - Class R5	31,042,718	479,299,566
MFS Mid Cap Value Fund - Class R5	22,948,284	474,799,994
MFS New Discovery Fund - Class R5	4,071,632	103,297,301
MFS New Discovery Value Fund - Class R5	8,136,308	105,690,642
MFS Research Fund - Class R5	10,818,389	424,621,779
MFS Research International Fund - Class R5	22,021,783	357,633,760
MFS Total Return Bond Fund - Class R5	14,791,646	157,383,112
MFS Value Fund - Class R5	16,707,967	586,616,718
Total Underlying Affiliated Funds (Identified Cost, $4,083,487,878)		$5,244,285,286

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	11	$11
Total Investments (Identified Cost, $4,083,487,889)		$5,244,285,297

Other Assets, Less Liabilities - 0.0%		128,567
Net Assets - 100.0%		$5,244,413,864

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	14,448,339	$80,188,282
MFS Emerging Markets Equity Fund - Class R5	1,286,899	33,266,347
MFS Global Real Estate Fund - Class R5	5,421,995	84,583,114
MFS Growth Fund - Class R5	2,917,723	225,977,647
MFS International Growth Fund - Class R5	5,087,979	135,849,039
MFS International New Discovery Fund - Class R5	2,346,179	68,156,502
MFS International Value Fund - Class R5	3,842,875	137,229,050
MFS Mid Cap Growth Fund - Class R5	11,144,775	172,075,327
MFS Mid Cap Value Fund - Class R5	8,263,744	170,976,855
MFS New Discovery Fund - Class R5	1,674,381	42,479,034
MFS New Discovery Value Fund - Class R5	3,301,324	42,884,204
MFS Research Fund - Class R5	3,935,140	154,454,257
MFS Research International Fund - Class R5	8,287,608	134,590,760
MFS Value Fund - Class R5	6,377,034	223,897,673
Total Underlying Affiliated Funds (Identified Cost, $1,205,954,604)		$1,706,608,091

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	275,936	$275,936
Total Investments (Identified Cost, $1,206,230,540)		$1,706,884,027

Other Assets, Less Liabilities - 0.0%		300,349
Net Assets - 100.0%		$1,707,184,376

Portfolio Footnotes:

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 11/30/15 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Assets
Investments
Underlying affiliated funds, at value (Identified cost, $2,579,265,434, $5,314,232,277, $4,083,487,889, and $1,206,230,540, respectively)	$3,008,220,308	$6,304,582,875	$5,244,285,297	$1,706,884,027
Receivables for
Investments sold	1,734,448	5,036,952	2,269,143	205,939
Fund shares sold	5,496,420	7,099,398	6,281,044	2,627,608
Receivable from investment adviser	—	—	—	910
Other assets	845	1,894	1,612	433
Total assets	$3,015,452,021	$6,316,721,119	$5,252,837,096	$1,709,718,917

Liabilities
Payable to custodian	$—	$2,407,605	$2,342,994	$—
Payables for
Investments purchased	3,860,523	1,065,653	756,452	903,251
Fund shares reacquired	2,868,809	6,101,350	3,750,616	983,400
Payable to affiliates
Administrator	191	191	191	—
Shareholder servicing costs	456,406	1,163,664	1,154,982	490,979
Distribution and service fees	153,758	311,483	249,718	75,736
Program manager fee	728	1,546	1,528	923
Payable for independent Trustees’ compensation	59	192	109	62
Accrued expenses and other liabilities	100,355	144,746	166,642	80,190
Total liabilities	$7,440,829	$11,196,430	$8,423,232	$2,534,541
Net assets	$3,008,011,192	$6,305,524,689	$5,244,413,864	$1,707,184,376

Net assets consist of
Paid-in capital	$2,581,068,224	$5,099,343,687	$3,955,973,370	$1,159,342,710
Unrealized appreciation (depreciation) on investments	428,954,874	990,350,598	1,160,797,408	500,653,488
Accumulated net realized gain (loss) on investments	(12,964,872)	198,881,276	97,639,115	42,061,540
Undistributed net investment income	10,952,966	16,949,128	30,003,971	5,126,638
Net assets	$3,008,011,192	$6,305,524,689	$5,244,413,864	$1,707,184,376

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net assets
Class A	$1,395,335,809	$3,281,845,194	$2,843,525,076	$761,443,432
Class B	155,248,376	333,940,414	272,154,212	76,532,301
Class C	727,467,846	1,347,039,708	992,128,922	280,576,892
Class I	170,331,098	137,712,588	97,122,799	60,932,618
Class R1	20,059,348	40,013,004	41,990,936	18,529,509
Class R2	108,276,890	232,842,050	214,361,626	89,744,876
Class R3	173,529,488	364,110,033	262,987,531	165,116,705
Class R4	124,810,994	286,126,187	241,392,101	85,906,720
Class 529A	85,592,603	187,449,861	191,977,232	123,862,221
Class 529B	6,768,679	16,492,617	14,853,155	7,439,615
Class 529C	40,590,061	77,953,033	71,920,274	37,099,487
Total net assets	$3,008,011,192	$6,305,524,689	$5,244,413,864	$1,707,184,376

Shares of beneficial interest outstanding
Class A	95,172,588	197,009,920	153,570,286	37,777,717
Class B	10,656,828	20,252,017	14,912,724	3,872,323
Class C	50,356,970	82,187,259	54,829,136	14,304,745
Class I	11,520,872	8,167,367	5,195,560	2,975,841
Class R1	1,413,818	2,486,998	2,365,651	957,276
Class R2	7,580,982	14,250,155	11,838,240	4,545,573
Class R3	11,926,263	22,008,327	14,316,276	8,254,817
Class R4	8,506,467	17,185,426	13,023,154	4,243,622
Class 529A	5,865,948	11,301,944	10,442,055	6,182,923
Class 529B	471,205	1,009,288	821,674	380,689
Class 529C	2,833,579	4,796,719	4,019,804	1,916,485
Total shares of beneficial interest outstanding	206,305,520	380,655,420	285,334,560	85,412,011

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$14.66	$16.66	$18.52	$20.16
Offering price per share (100 / 94.25 × net asset value per share)	$15.55	$17.68	$19.65	$21.39

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$14.57	$16.49	$18.25	$19.76

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$14.45	$16.39	$18.09	$19.61

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.78	$16.86	$18.69	$20.48

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.19	$16.09	$17.75	$19.36

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.28	$16.34	$18.11	$19.74

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.55	$16.54	$18.37	$20.00

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.67	$16.65	$18.54	$20.24

Class 529A shares
Net asset value and redemption price per share
(net assets/shares of beneficial interest outstanding)	$14.59	$16.59	$18.39	$20.03
Offering price per share (100 / 94.25 × net asset value per share)	$15.48	$17.60	$19.51	$21.25

Class 529B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$14.36	$16.34	$18.08	$19.54

Class 529C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$14.32	$16.25	$17.89	$19.36

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 11/30/15 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net investment income (loss)
Dividends from underlying affiliated funds	$25,944,469	$43,616,039	$25,451,444	$2,613,819
Expenses
Distribution and service fees	7,145,763	14,641,477	11,697,008	3,660,870
Shareholder servicing costs	816,878	2,046,333	2,078,999	895,953
Program manager fees	65,945	140,440	140,709	84,013
Administrative services fee	8,749	8,749	8,749	8,749
Independent Trustees’ compensation	22,699	48,428	47,005	17,342
Custodian fee	59,185	59,185	54,235	37,282
Shareholder communications	77,918	175,666	192,220	61,188
Audit and tax fees	17,469	18,057	17,861	17,248
Legal fees	11,918	25,518	20,585	6,784
Miscellaneous	122,994	185,867	161,265	89,378
Total expenses	$8,349,518	$17,349,720	$14,418,636	$4,878,807
Fees paid indirectly	—	—	(1)	(1)
Reduction of expenses by investment adviser and distributor	(41,538)	(94,144)	(94,546)	(83,666)
Net expenses	$8,307,980	$17,255,576	$14,324,089	$4,795,140
Net investment income (loss)	$17,636,489	$26,360,463	$11,127,355	$(2,181,321)

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$(3,068,155)	$60,077,857	$34,036,261	$25,339,078
Capital gain distributions from underlying affiliated funds	708,918	2,432,808	2,907,315	1,374,564
Net realized gain (loss) on investments	$(2,359,237)	$62,510,665	$36,943,576	$26,713,642
Change in unrealized appreciation (depreciation) on investments	$(79,568,967)	$(266,047,898)	$(217,660,183)	$(78,956,318)
Net realized and unrealized gain (loss) on investments	$(81,928,204)	$(203,537,233)	$(180,716,607)	$(52,242,676)
Change in net assets from operations	$(64,291,715)	$(177,176,770)	$(169,589,252)	$(54,423,997)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 11/30/15 (unaudited)	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income (loss)	$17,636,489	$26,360,463	$11,127,355	$(2,181,321)
Net realized gain (loss) on investments	(2,359,237)	62,510,665	36,943,576	26,713,642
Net unrealized gain (loss) on investments	(79,568,967)	(266,047,898)	(217,660,183)	(78,956,318)
Change in net assets from operations	$(64,291,715)	$(177,176,770)	$(169,589,252)	$(54,423,997)

Distributions declared to shareholders
From net investment income	$(14,394,277)	$(21,107,504)	$—	$—
Change in net assets from fund share transactions	$18,791,776	$(66,366,016)	$4,843,881	$(3,298,272)
Total change in net assets	$(59,894,216)	$(264,650,290)	$(164,745,371)	$(57,722,269)

Net assets
At beginning of period	3,067,905,408	6,570,174,979	5,409,159,235	1,764,906,645
At end of period	$3,008,011,192	$6,305,524,689	$5,244,413,864	$1,707,184,376
Undistributed net investment income included in net assets at end of period	$10,952,966	$16,949,128	$30,003,971	$5,126,638

Year ended 5/31/15	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income	$43,625,068	$83,505,076	$54,659,840	$10,575,401
Net realized gain (loss) on investments	38,375,850	294,227,569	241,310,035	109,969,329
Net unrealized gain (loss) on investments	2,994,448	(138,107,849)	(59,134,479)	(25,388,687)
Change in net assets from operations	$84,995,366	$239,624,796	$236,835,396	$95,156,043

Distributions declared to shareholders
From net investment income	$(48,724,772)	$(104,248,731)	$(70,999,964)	$(18,000,096)
From net realized gain on investments	(9,219,423)	(16,853,371)	—	—
Total distributions declared to shareholders	$(57,944,195)	$(121,102,102)	$(70,999,964)	$(18,000,096)
Change in net assets from fund share transactions	$158,074,604	$293,487,065	$269,552,991	$17,878,928
Total change in net assets	$185,125,775	$412,009,759	$435,388,423	$95,034,875

Net assets
At beginning of period	2,882,779,633	6,158,165,220	4,973,770,812	1,669,871,770
At end of period	$3,067,905,408	$6,570,174,979	$5,409,159,235	$1,764,906,645
Undistributed net investment income included in net assets at end of period	$7,710,754	$11,696,169	$18,876,616	$7,307,959

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS CONSERVATIVE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$15.05		$14.91	$14.06	$12.93	$13.18	$11.73

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.25	$0.26	$0.27	$0.34	$0.29
Net realized and unrealized gain (loss) on investments	(0.40)		0.22	0.86	1.18	(0.25)	1.52
Total from investment operations	$(0.30)		$0.47	$1.12	$1.45	$0.09	$1.81

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.28)	$(0.27)	$(0.32)	$(0.34)	$(0.36)
From net realized gain on investments	—		(0.05)	—	—	—	—
Total distributions declared to shareholders	$(0.09)		$(0.33)	$(0.27)	$(0.32)	$(0.34)	$(0.36)
Net asset value, end of period (x)	$14.66		$15.05	$14.91	$14.06	$12.93	$13.18
Total return (%) (r)(s)(t)(x)	(2.01	)(n)	3.16	8.10	11.36	0.79	15.56

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	(a)	0.33	0.32	0.32	0.31	0.31
Expenses after expense reductions (f)(h)	0.32	(a)	0.33	0.32	0.32	0.31	0.31
Net investment income (l)	1.40	(a)	1.70	1.80	1.99	2.60	2.33
Portfolio turnover	3	(n)	9	5	5	4	12
Net assets at end of period (000 omitted)	$1,395,336		$1,423,985	$1,355,910	$1,197,922	$859,467	$560,089

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class B
Net asset value, beginning of period	$14.95		$14.82	$13.97	$12.85	$13.10	$11.64

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.14	$0.15	$0.17	$0.24	$0.20
Net realized and unrealized gain (loss) on investments	(0.40)		0.21	0.87	1.17	(0.24)	1.50
Total from investment operations	$(0.35)		$0.35	$1.02	$1.34	$—	$1.70

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.17)	$(0.17)	$(0.22)	$(0.25)	$(0.24)
From net realized gain on investments	—		(0.05)	—	—	—	—
Total distributions declared to shareholders	$(0.03)		$(0.22)	$(0.17)	$(0.22)	$(0.25)	$(0.24)
Net asset value, end of period (x)	$14.57		$14.95	$14.82	$13.97	$12.85	$13.10
Total return (%) (r)(s)(t)(x)	(2.34	)(n)	2.34	7.34	10.51	0.03	14.70

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)	1.08	1.07	1.07	1.06	1.06
Expenses after expense reductions (f)(h)	1.08	(a)	1.08	1.07	1.07	1.06	1.06
Net investment income (l)	0.65	(a)	0.95	1.04	1.24	1.85	1.59
Portfolio turnover	3	(n)	9	5	5	4	12
Net assets at end of period (000 omitted)	$155,248		$165,711	$172,845	$166,748	$143,231	$131,167

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class C
Net asset value, beginning of period	$14.83		$14.70	$13.87	$12.76	$13.02	$11.58

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.14	$0.15	$0.17	$0.24	$0.20
Net realized and unrealized gain (loss) on investments	(0.40)		0.21	0.85	1.16	(0.25)	1.50
Total from investment operations	$(0.35)		$0.35	$1.00	$1.33	$(0.01)	$1.70

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.17)	$(0.17)	$(0.22)	$(0.25)	$(0.26)
From net realized gain on investments	—		(0.05)	—	—	—	—
Total distributions declared to shareholders	$(0.03)		$(0.22)	$(0.17)	$(0.22)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$14.45		$14.83	$14.70	$13.87	$12.76	$13.02
Total return (%) (r)(s)(t)(x)	(2.35	)(n)	2.39	7.30	10.54	0.00 (y)	14.76

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)	1.08	1.08	1.07	1.06	1.06
Expenses after expense reductions (f)(h)	1.08	(a)	1.08	1.07	1.07	1.06	1.06
Net investment income (l)	0.65	(a)	0.95	1.05	1.24	1.85	1.58
Portfolio turnover	3	(n)	9	5	5	4	12
Net assets at end of period (000 omitted)	$727,468		$748,188	$671,757	$503,578	$351,460	$264,696

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class I
Net asset value, beginning of period	$15.17		$15.03	$14.17	$13.03	$13.28	$11.81

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.28	$0.30	$0.31	$0.37	$0.33
Net realized and unrealized gain (loss) on investments	(0.40)		0.23	0.87	1.18	(0.25)	1.53
Total from investment operations	$(0.28)		$0.51	$1.17	$1.49	$0.12	$1.86

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.32)	$(0.31)	$(0.35)	$(0.37)	$(0.39)
From net realized gain on investments	—		(0.05)	—	—	—	—
Total distributions declared to shareholders	$(0.11)		$(0.37)	$(0.31)	$(0.35)	$(0.37)	$(0.39)
Net asset value, end of period (x)	$14.78		$15.17	$15.03	$14.17	$13.03	$13.28
Total return (%) (r)(s)(x)	(1.87	)(n)	3.39	8.38	11.61	1.03	15.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	(a)	0.09	0.08	0.07	0.06	0.06
Expenses after expense reductions (f)(h)	0.08	(a)	0.09	0.08	0.07	0.06	0.06
Net investment income (l)	1.65	(a)	1.84	2.04	2.23	2.85	2.58
Portfolio turnover	3	(n)	9	5	5	4	12
Net assets at end of period (000 omitted)	$170,331		$160,405	$102,563	$71,965	$47,437	$37,350

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class R1
Net asset value, beginning of period	$14.56		$14.44	$13.62	$12.53	$12.79	$11.38

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.14	$0.14	$0.17	$0.23	$0.19
Net realized and unrealized gain (loss) on investments	(0.39)		0.20	0.85	1.14	(0.24)	1.47
Total from investment operations	$(0.34)		$0.34	$0.99	$1.31	$(0.01)	$1.66

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.17)	$(0.17)	$(0.22)	$(0.25)	$(0.25)
From net realized gain on investments	—		(0.05)	—	—	—	—
Total distributions declared to shareholders	$(0.03)		$(0.22)	$(0.17)	$(0.22)	$(0.25)	$(0.25)
Net asset value, end of period (x)	$14.19		$14.56	$14.44	$13.62	$12.53	$12.79
Total return (%) (r)(s)(x)	(2.31	)(n)	2.33	7.35	10.55	(0.01)	14.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)	1.08	1.07	1.07	1.06	1.06
Expenses after expense reductions (f)(h)	1.08	(a)	1.08	1.07	1.07	1.06	1.06
Net investment income (l)	0.65	(a)	0.98	1.04	1.26	1.85	1.58
Portfolio turnover	3	(n)	9	5	5	4	12
Net assets at end of period (000 omitted)	$20,059		$21,493	$23,321	$23,026	$22,511	$19,202

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class R2
Net asset value, beginning of period	$14.66		$14.54	$13.71	$12.62	$12.87	$11.46

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.21	$0.21	$0.23	$0.29	$0.26
Net realized and unrealized gain (loss) on investments	(0.39)		0.20	0.86	1.15	(0.23)	1.47
Total from investment operations	$(0.31)		$0.41	$1.07	$1.38	$0.06	$1.73

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.24)	$(0.24)	$(0.29)	$(0.31)	$(0.32)
From net realized gain on investments	—		(0.05)	—	—	—	—
Total distributions declared to shareholders	$(0.07)		$(0.29)	$(0.24)	$(0.29)	$(0.31)	$(0.32)
Net asset value, end of period (x)	$14.28		$14.66	$14.54	$13.71	$12.62	$12.87
Total return (%) (r)(s)(x)	(2.12	)(n)	2.85	7.90	11.04	0.56	15.25

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.58	(a)	0.58	0.57	0.57	0.56	0.56
Expenses after expense reductions (f)(h)	0.58	(a)	0.58	0.57	0.57	0.56	0.56
Net investment income (l)	1.15	(a)	1.44	1.53	1.74	2.34	2.09
Portfolio turnover	3	(n)	9	5	5	4	12
Net assets at end of period (000 omitted)	$108,277		$112,187	$118,105	$112,807	$98,868	$85,488

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class R3
Net asset value, beginning of period	$14.93		$14.80	$13.96	$12.83	$13.09	$11.65

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.25	$0.26	$0.27	$0.33	$0.29
Net realized and unrealized gain (loss) on investments	(0.39)		0.21	0.85	1.18	(0.25)	1.51
Total from investment operations	$(0.29)		$0.46	$1.11	$1.45	$0.08	$1.80

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.28)	$(0.27)	$(0.32)	$(0.34)	$(0.36)
From net realized gain on investments	—		(0.05)	—	—	—	—
Total distributions declared to shareholders	$(0.09)		$(0.33)	$(0.27)	$(0.32)	$(0.34)	$(0.36)
Net asset value, end of period (x)	$14.55		$14.93	$14.80	$13.96	$12.83	$13.09
Total return (%) (r)(s)(x)	(1.96	)(n)	3.12	8.08	11.45	0.72	15.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	(a)	0.33	0.32	0.32	0.31	0.31
Expenses after expense reductions (f)(h)	0.33	(a)	0.33	0.32	0.32	0.31	0.31
Net investment income (l)	1.40	(a)	1.69	1.81	1.99	2.58	2.33
Portfolio turnover	3	(n)	9	5	5	4	12
Net assets at end of period (000 omitted)	$173,529		$181,348	$168,208	$161,521	$121,030	$83,168

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class R4
Net asset value, beginning of period	$15.06		$14.92	$14.07	$12.93	$13.18	$11.73

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.29	$0.29	$0.30	$0.37	$0.32
Net realized and unrealized gain (loss) on investments	(0.40)		0.22	0.87	1.19	(0.25)	1.52
Total from investment operations	$(0.28)		$0.51	$1.16	$1.49	$0.12	$1.84

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.32)	$(0.31)	$(0.35)	$(0.37)	$(0.39)
From net realized gain on investments	—		(0.05)	—	—	—	—
Total distributions declared to shareholders	$(0.11)		$(0.37)	$(0.31)	$(0.35)	$(0.37)	$(0.39)
Net asset value, end of period (x)	$14.67		$15.06	$14.92	$14.07	$12.93	$13.18
Total return (%) (r)(s)(x)	(1.88	)(n)	3.42	8.36	11.70	1.03	15.87

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	(a)	0.08	0.08	0.07	0.06	0.06
Expenses after expense reductions (f)(h)	0.08	(a)	0.08	0.08	0.07	0.06	0.06
Net investment income (l)	1.65	(a)	1.95	1.98	2.23	2.84	2.58
Portfolio turnover	3	(n)	9	5	5	4	12
Net assets at end of period (000 omitted)	$124,811		$123,347	$84,264	$22,688	$34,097	$28,777

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class 529A
Net asset value, beginning of period	$14.97		$14.84	$13.99	$12.87	$13.12	$11.68

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.26	$0.25	$0.26	$0.33	$0.28
Net realized and unrealized gain (loss) on investments	(0.40)		0.19	0.87	1.17	(0.25)	1.50
Total from investment operations	$(0.30)		$0.45	$1.12	$1.43	$0.08	$1.78

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.27)	$(0.27)	$(0.31)	$(0.33)	$(0.34)
From net realized gain on investments	—		(0.05)	—	—	—	—
Total distributions declared to shareholders	$(0.08)		$(0.32)	$(0.27)	$(0.31)	$(0.33)	$(0.34)
Net asset value, end of period (x)	$14.59		$14.97	$14.84	$13.99	$12.87	$13.12
Total return (%) (r)(s)(t)(x)	(1.97	)(n)	3.06	8.09	11.27	0.73	15.42

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43	(a)	0.43	0.42	0.42	0.41	0.41
Expenses after expense reductions (f)(h)	0.37	(a)	0.37	0.37	0.37	0.37	0.41
Net investment income (l)	1.35	(a)	1.77	1.74	1.94	2.55	2.23
Portfolio turnover	3	(n)	9	5	5	4	12
Net assets at end of period (000 omitted)	$85,593		$83,149	$116,559	$97,214	$78,416	$62,949

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class 529B
Net asset value, beginning of period	$14.74		$14.61	$13.77	$12.66	$12.91	$11.48

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.15	$0.14	$0.16	$0.22	$0.18
Net realized and unrealized gain (loss) on investments	(0.39)		0.19	0.86	1.16	(0.24)	1.48
Total from investment operations	$(0.35)		$0.34	$1.00	$1.32	$(0.02)	$1.66

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.16)	$(0.16)	$(0.21)	$(0.23)	$(0.23)
From net realized gain on investments	—		(0.05)	—	—	—	—
Total distributions declared to shareholders	$(0.03)		$(0.21)	$(0.16)	$(0.21)	$(0.23)	$(0.23)
Net asset value, end of period (x)	$14.36		$14.74	$14.61	$13.77	$12.66	$12.91
Total return (%) (r)(s)(t)(x)	(2.39	)(n)	2.31	7.30	10.49	(0.08)	14.58

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	(a)	1.18	1.17	1.17	1.16	1.16
Expenses after expense reductions (f)(h)	1.12	(a)	1.13	1.12	1.12	1.11	1.16
Net investment income (l)	0.60	(a)	1.01	0.99	1.20	1.78	1.49
Portfolio turnover	3	(n)	9	5	5	4	12
Net assets at end of period (000 omitted)	$6,769		$6,953	$10,719	$11,707	$13,074	$16,656

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class 529C
Net asset value, beginning of period	$14.70		$14.58	$13.75	$12.65	$12.91	$11.49

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.15	$0.14	$0.16	$0.23	$0.18
Net realized and unrealized gain (loss) on investments	(0.39)		0.18	0.85	1.16	(0.25)	1.48
Total from investment operations	$(0.35)		$0.33	$0.99	$1.32	$(0.02)	$1.66

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.16)	$(0.16)	$(0.22)	$(0.24)	$(0.24)
From net realized gain on investments	—		(0.05)	—	—	—	—
Total distributions declared to shareholders	$(0.03)		$(0.21)	$(0.16)	$(0.22)	$(0.24)	$(0.24)
Net asset value, end of period (x)	$14.32		$14.70	$14.58	$13.75	$12.65	$12.91
Total return (%) (r)(s)(t)(x)	(2.38	)(n)	2.28	7.29	10.49	(0.08)	14.57

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	(a)	1.18	1.17	1.17	1.16	1.16
Expenses after expense reductions (f)(h)	1.12	(a)	1.13	1.12	1.12	1.12	1.16
Net investment income (l)	0.60	(a)	1.02	1.00	1.19	1.79	1.48
Portfolio turnover	3	(n)	9	5	5	4	12
Net assets at end of period (000 omitted)	$40,590		$41,140	$58,530	$49,778	$41,123	$35,274
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Total return was less than 0.01%.

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$17.17		$16.86	$15.40	$13.54	$14.18	$11.99

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.26	$0.25	$0.25	$0.28	$0.25
Net realized and unrealized gain (loss) on investments	(0.53)		0.40	1.48	1.94	(0.61)	2.27
Total from investment operations	$(0.44)		$0.66	$1.73	$2.19	$(0.33)	$2.52

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.31)	$(0.27)	$(0.33)	$(0.31)	$(0.33)
From net realized gain on investments	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.07)		$(0.35)	$(0.27)	$(0.33)	$(0.31)	$(0.33)
Net asset value, end of period (x)	$16.66		$17.17	$16.86	$15.40	$13.54	$14.18
Total return (%) (r)(s)(t)(x)	(2.54	)(n)	4.02	11.34	16.40	(2.22)	21.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	(a)	0.34	0.33	0.33	0.30	0.30
Expenses after expense reductions (f)(h)	0.33	(a)	0.34	0.33	0.33	0.30	0.30
Net investment income (l)	1.04	(a)	1.53	1.58	1.72	2.08	1.86
Portfolio turnover	1	(n)	8	2	5	6	12
Net assets at end of period (000 omitted)	$3,281,845		$3,376,781	$3,164,199	$2,414,807	$1,625,988	$1,221,138

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class B
Net asset value, beginning of period	$17.00		$16.69	$15.25	$13.41	$14.06	$11.87

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.13	$0.13	$0.14	$0.18	$0.15
Net realized and unrealized gain (loss) on investments	(0.52)		0.41	1.46	1.92	(0.60)	2.24
Total from investment operations	$(0.50)		$0.54	$1.59	$2.06	$(0.42)	$2.39

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.19)	$(0.15)	$(0.22)	$(0.23)	$(0.20)
From net realized gain on investments	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.01)		$(0.23)	$(0.15)	$(0.22)	$(0.23)	$(0.20)
Net asset value, end of period (x)	$16.49		$17.00	$16.69	$15.25	$13.41	$14.06
Total return (%) (r)(s)(t)(x)	(2.95	)(n)	3.29	10.48	15.51	(2.95)	20.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)	1.09	1.08	1.08	1.05	1.05
Expenses after expense reductions (f)(h)	1.08	(a)	1.09	1.08	1.08	1.05	1.05
Net investment income (l)	0.29	(a)	0.78	0.82	0.98	1.33	1.12
Portfolio turnover	1	(n)	8	2	5	6	12
Net assets at end of period (000 omitted)	$333,940		$357,308	$375,305	$359,070	$323,142	$369,100

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class C
Net asset value, beginning of period	$16.90		$16.60	$15.17	$13.35	$14.00	$11.83

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.13	$0.13	$0.14	$0.18	$0.14
Net realized and unrealized gain (loss) on investments	(0.52)		0.40	1.46	1.91	(0.60)	2.25
Total from investment operations	$(0.50)		$0.53	$1.59	$2.05	$(0.42)	$2.39

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.19)	$(0.16)	$(0.23)	$(0.23)	$(0.22)
From net realized gain on investments	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.01)		$(0.23)	$(0.16)	$(0.23)	$(0.23)	$(0.22)
Net asset value, end of period (x)	$16.39		$16.90	$16.60	$15.17	$13.35	$14.00
Total return (%) (r)(s)(t)(x)	(2.96	)(n)	3.27	10.52	15.49	(2.93)	20.28

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)	1.09	1.08	1.08	1.05	1.05
Expenses after expense reductions (f)(h)	1.08	(a)	1.09	1.08	1.08	1.05	1.05
Net investment income (l)	0.29	(a)	0.78	0.83	0.97	1.33	1.11
Portfolio turnover	1	(n)	8	2	5	6	12
Net assets at end of period (000 omitted)	$1,347,040		$1,397,796	$1,278,659	$915,801	$608,898	$517,524

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class I
Net asset value, beginning of period	$17.38		$17.06	$15.58	$13.69	$14.33	$12.12

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.31	$0.30	$0.29	$0.32	$0.29
Net realized and unrealized gain (loss) on investments	(0.54)		0.40	1.49	1.97	(0.61)	2.28
Total from investment operations	$(0.43)		$0.71	$1.79	$2.26	$(0.29)	$2.57

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.35)	$(0.31)	$(0.37)	$(0.35)	$(0.36)
From net realized gain on investments	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.09)		$(0.39)	$(0.31)	$(0.37)	$(0.35)	$(0.36)
Net asset value, end of period (x)	$16.86		$17.38	$17.06	$15.58	$13.69	$14.33
Total return (%) (r)(s)(x)	(2.44	)(n)	4.28	11.60	16.72	(1.96)	21.42

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	(a)	0.09	0.08	0.08	0.05	0.05
Expenses after expense reductions (f)(h)	0.08	(a)	0.09	0.08	0.08	0.05	0.05
Net investment income (l)	1.29	(a)	1.79	1.83	1.97	2.33	2.16
Portfolio turnover	1	(n)	8	2	5	6	12
Net assets at end of period (000 omitted)	$137,713		$137,468	$118,806	$75,339	$45,016	$32,434

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class R1
Net asset value, beginning of period	$16.59		$16.30	$14.90	$13.11	$13.75	$11.62

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.13	$0.13	$0.15	$0.17	$0.14
Net realized and unrealized gain (loss) on investments	(0.51)		0.39	1.43	1.86	(0.58)	2.20
Total from investment operations	$(0.49)		$0.52	$1.56	$2.01	$(0.41)	$2.34

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.19)	$(0.16)	$(0.22)	$(0.23)	$(0.21)
From net realized gain on investments	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.01)		$(0.23)	$(0.16)	$(0.22)	$(0.23)	$(0.21)
Net asset value, end of period (x)	$16.09		$16.59	$16.30	$14.90	$13.11	$13.75
Total return (%) (r)(s)(x)	(2.94	)(n)	3.26	10.49	15.50	(2.90)	20.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.08	(a)	1.09	1.08	1.08	1.05	1.05
Expenses after expense reductions (f)(h)	1.08	(a)	1.09	1.08	1.08	1.05	1.05
Net investment income (l)	0.29	(a)	0.78	0.82	1.03	1.32	1.12
Portfolio turnover	1	(n)	8	2	5	6	12
Net assets at end of period (000 omitted)	$40,013		$43,975	$45,232	$40,786	$45,596	$40,188

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class R2
Net asset value, beginning of period	$16.85		$16.54	$15.12	$13.30	$13.93	$11.78

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.21	$0.21	$0.21	$0.24	$0.21
Net realized and unrealized gain (loss) on investments	(0.52)		0.41	1.44	1.91	(0.59)	2.23
Total from investment operations	$(0.46)		$0.62	$1.65	$2.12	$(0.35)	$2.44

Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.27)	$(0.23)	$(0.30)	$(0.28)	$(0.29)
From net realized gain on investments	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.05)		$(0.31)	$(0.23)	$(0.30)	$(0.28)	$(0.29)
Net asset value, end of period (x)	$16.34		$16.85	$16.54	$15.12	$13.30	$13.93
Total return (%) (r)(s)(x)	(2.72	)(n)	3.83	11.01	16.10	(2.42)	20.85

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.58	(a)	0.59	0.58	0.58	0.55	0.55
Expenses after expense reductions (f)(h)	0.58	(a)	0.59	0.58	0.58	0.55	0.55
Net investment income (l)	0.79	(a)	1.27	1.31	1.48	1.83	1.62
Portfolio turnover	1	(n)	8	2	5	6	12
Net assets at end of period (000 omitted)	$232,842		$254,012	$279,820	$246,535	$191,661	$181,917

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class R3
Net asset value, beginning of period	$17.06		$16.75	$15.30	$13.46	$14.09	$11.92

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.25	$0.25	$0.25	$0.28	$0.25
Net realized and unrealized gain (loss) on investments	(0.54)		0.41	1.47	1.92	(0.59)	2.25
Total from investment operations	$(0.45)		$0.66	$1.72	$2.17	$(0.31)	$2.50

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.31)	$(0.27)	$(0.33)	$(0.32)	$(0.33)
From net realized gain on investments	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.07)		$(0.35)	$(0.27)	$(0.33)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$16.54		$17.06	$16.75	$15.30	$13.46	$14.09
Total return (%) (r)(s)(x)	(2.62	)(n)	4.04	11.35	16.34	(2.15)	21.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	(a)	0.34	0.33	0.33	0.30	0.30
Expenses after expense reductions (f)(h)	0.33	(a)	0.34	0.33	0.33	0.30	0.30
Net investment income (l)	1.04	(a)	1.52	1.58	1.73	2.04	1.87
Portfolio turnover	1	(n)	8	2	5	6	12
Net assets at end of period (000 omitted)	$364,110		$424,215	$432,394	$336,430	$245,733	$167,138

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class R4
Net asset value, beginning of period	$17.17		$16.85	$15.39	$13.53	$14.17	$11.98

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.30	$0.30	$0.28	$0.32	$0.28
Net realized and unrealized gain (loss) on investments	(0.54)		0.41	1.47	1.95	(0.61)	2.27
Total from investment operations	$(0.43)		$0.71	$1.77	$2.23	$(0.29)	$2.55

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.35)	$(0.31)	$(0.37)	$(0.35)	$(0.36)
From net realized gain on investments	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.09)		$(0.39)	$(0.31)	$(0.37)	$(0.35)	$(0.36)
Net asset value, end of period (x)	$16.65		$17.17	$16.85	$15.39	$13.53	$14.17
Total return (%) (r)(s)(x)	(2.47	)(n)	4.34	11.62	16.69	(1.99)	21.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.08	(a)	0.09	0.08	0.08	0.05	0.05
Expenses after expense reductions (f)(h)	0.08	(a)	0.09	0.08	0.08	0.05	0.05
Net investment income (l)	1.29	(a)	1.79	1.84	1.92	2.35	2.10
Portfolio turnover	1	(n)	8	2	5	6	12
Net assets at end of period (000 omitted)	$286,126		$292,471	$208,963	$105,771	$130,331	$111,170

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class 529A
Net asset value, beginning of period	$17.10		$16.79	$15.34	$13.49	$14.12	$11.94

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.25	$0.24	$0.24	$0.27	$0.23
Net realized and unrealized gain (loss) on investments	(0.52)		0.41	1.47	1.94	(0.60)	2.26
Total from investment operations	$(0.44)		$0.66	$1.71	$2.18	$(0.33)	$2.49

Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.31)	$(0.26)	$(0.33)	$(0.30)	$(0.31)
From net realized gain on investments	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.07)		$(0.35)	$(0.26)	$(0.33)	$(0.30)	$(0.31)
Net asset value, end of period (x)	$16.59		$17.10	$16.79	$15.34	$13.49	$14.12
Total return (%) (r)(s)(t)(x)	(2.57	)(n)	4.00	11.27	16.32	(2.22)	21.05

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.43	(a)	0.44	0.43	0.43	0.40	0.40
Expenses after expense reductions (f)(h)	0.37	(a)	0.38	0.36	0.38	0.36	0.40
Net investment income (l)	1.00	(a)	1.48	1.53	1.68	2.03	1.76
Portfolio turnover	1	(n)	8	2	5	6	12
Net assets at end of period (000 omitted)	$187,450		$189,065	$164,539	$131,993	$100,388	$87,429

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class 529B
Net asset value, beginning of period	$16.85		$16.55	$15.12	$13.29	$13.94	$11.77

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.12	$0.12	$0.13	$0.17	$0.13
Net realized and unrealized gain (loss) on investments	(0.52)		0.40	1.45	1.91	(0.60)	2.23
Total from investment operations	$(0.50)		$0.52	$1.57	$2.04	$(0.43)	$2.36

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.18)	$(0.14)	$(0.21)	$(0.22)	$(0.19)
From net realized gain on investments	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.01)		$(0.22)	$(0.14)	$(0.21)	$(0.22)	$(0.19)
Net asset value, end of period (x)	$16.34		$16.85	$16.55	$15.12	$13.29	$13.94
Total return (%) (r)(s)(t)(x)	(2.99	)(n)	3.21	10.45	15.50	(3.03)	20.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	(a)	1.19	1.18	1.18	1.15	1.15
Expenses after expense reductions (f)(h)	1.13	(a)	1.13	1.12	1.13	1.11	1.15
Net investment income (l)	0.24	(a)	0.74	0.77	0.93	1.30	1.02
Portfolio turnover	1	(n)	8	2	5	6	12
Net assets at end of period (000 omitted)	$16,493		$17,630	$18,354	$18,465	$18,519	$25,421

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class 529C
Net asset value, beginning of period	$16.76		$16.47	$15.05	$13.24	$13.89	$11.75

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.12	$0.12	$0.13	$0.17	$0.13
Net realized and unrealized gain (loss) on investments	(0.52)		0.40	1.45	1.90	(0.59)	2.22
Total from investment operations	$(0.50)		$0.52	$1.57	$2.03	$(0.42)	$2.35

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.19)	$(0.15)	$(0.22)	$(0.23)	$(0.21)
From net realized gain on investments	—		(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.01)		$(0.23)	$(0.15)	$(0.22)	$(0.23)	$(0.21)
Net asset value, end of period (x)	$16.25		$16.76	$16.47	$15.05	$13.24	$13.89
Total return (%) (r)(s)(t)(x)	(3.00	)(n)	3.20	10.48	15.47	(3.00)	20.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	(a)	1.19	1.18	1.18	1.15	1.15
Expenses after expense reductions (f)(h)	1.13	(a)	1.14	1.12	1.13	1.11	1.15
Net investment income (l)	0.24	(a)	0.73	0.77	0.93	1.28	1.01
Portfolio turnover	1	(n)	8	2	5	6	12
Net assets at end of period (000 omitted)	$77,953		$79,455	$71,895	$57,475	$43,338	$40,847
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$19.10		$18.51	$16.43	$13.76	$14.87	$11.98

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.24	$0.21	$0.20	$0.22	$0.18
Net realized and unrealized gain (loss) on investments	(0.64)		0.64	2.11	2.73	(1.02)	2.96
Total from investment operations	$(0.58)		$0.88	$2.32	$2.93	$(0.80)	$3.14

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.24)	$(0.26)	$(0.31)	$(0.25)
Net asset value, end of period (x)	$18.52		$19.10	$18.51	$16.43	$13.76	$14.87
Total return (%) (r)(s)(t)(x)	(3.04	)(n)	4.82	14.19	21.44	(5.33)	26.34

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	(a)	0.36	0.34	0.34	0.31	0.30
Expenses after expense reductions (f)(h)	0.35	(a)	0.35	0.34	0.34	0.31	0.30
Net investment income (l)	0.62	(a)	1.26	1.20	1.32	1.57	1.34
Portfolio turnover	2	(n)	6	2	5	7	13
Net assets at end of period (000 omitted)	$2,843,525		$2,899,650	$2,660,188	$1,962,669	$1,372,138	$1,258,969

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class B
Net asset value, beginning of period	$18.89		$18.30	$16.25	$13.60	$14.68	$11.83

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.10	$0.08	$0.09	$0.11	$0.08
Net realized and unrealized gain (loss) on investments	(0.63)		0.63	2.08	2.69	(1.00)	2.91
Total from investment operations	$(0.64)		$0.73	$2.16	$2.78	$(0.89)	$2.99

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.11)	$(0.13)	$(0.19)	$(0.14)
Net asset value, end of period (x)	$18.25		$18.89	$18.30	$16.25	$13.60	$14.68
Total return (%) (r)(s)(t)(x)	(3.39	)(n)	4.03	13.29	20.56	(6.05)	25.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	(a)	1.11	1.09	1.09	1.06	1.05
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.08	1.09	1.06	1.05
Net investment income (loss) (l)	(0.13	)(a)	0.52	0.45	0.57	0.82	0.60
Portfolio turnover	2	(n)	6	2	5	7	13
Net assets at end of period (000 omitted)	$272,154		$295,247	$324,788	$328,982	$321,341	$418,449

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class C
Net asset value, beginning of period	$18.73		$18.17	$16.15	$13.54	$14.64	$11.80

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.09	$0.08	$0.08	$0.11	$0.08
Net realized and unrealized gain (loss) on investments	(0.63)		0.64	2.07	2.68	(1.01)	2.91
Total from investment operations	$(0.64)		$0.73	$2.15	$2.76	$(0.90)	$2.99

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.13)	$(0.15)	$(0.20)	$(0.15)
Net asset value, end of period (x)	$18.09		$18.73	$18.17	$16.15	$13.54	$14.64
Total return (%) (r)(s)(t)(x)	(3.42	)(n)	4.02	13.36	20.50	(6.08)	25.46

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	(a)	1.11	1.09	1.09	1.06	1.05
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.09	1.09	1.06	1.05
Net investment income (loss) (l)	(0.13	)(a)	0.52	0.45	0.56	0.82	0.59
Portfolio turnover	2	(n)	6	2	5	7	13
Net assets at end of period (000 omitted)	$992,129		$1,017,542	$921,289	$665,132	$483,076	$492,337

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class I
Net asset value, beginning of period	$19.26		$18.66	$16.55	$13.86	$14.98	$12.06

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.29	$0.25	$0.24	$0.26	$0.22
Net realized and unrealized gain (loss) on investments	(0.65)		0.65	2.14	2.74	(1.04)	2.98
Total from investment operations	$(0.57)		$0.94	$2.39	$2.98	$(0.78)	$3.20

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.28)	$(0.29)	$(0.34)	$(0.28)
Net asset value, end of period (x)	$18.69		$19.26	$18.66	$16.55	$13.86	$14.98
Total return (%) (r)(s)(x)	(2.96	)(n)	5.09	14.51	21.70	(5.13)	26.69

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	(a)	0.11	0.09	0.09	0.06	0.05
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	0.09	0.09	0.06	0.05
Net investment income (l)	0.87	(a)	1.53	1.44	1.55	1.82	1.62
Portfolio turnover	2	(n)	6	2	5	7	13
Net assets at end of period (000 omitted)	$97,123		$107,598	$93,994	$65,738	$40,599	$31,064

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class R1
Net asset value, beginning of period	$18.38		$17.81	$15.83	$13.27	$14.35	$11.57

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.08	$0.08	$0.09	$0.11	$0.08
Net realized and unrealized gain (loss) on investments	(0.62)		0.64	2.02	2.62	(0.98)	2.85
Total from investment operations	$(0.63)		$0.72	$2.10	$2.71	$(0.87)	$2.93

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.12)	$(0.15)	$(0.21)	$(0.15)
Net asset value, end of period (x)	$17.75		$18.38	$17.81	$15.83	$13.27	$14.35
Total return (%) (r)(s)(x)	(3.43	)(n)	4.08	13.29	20.51	(6.05)	25.41

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	(a)	1.11	1.09	1.09	1.06	1.05
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.09	1.09	1.06	1.05
Net investment income (loss) (l)	(0.13	)(a)	0.46	0.46	0.62	0.83	0.59
Portfolio turnover	2	(n)	6	2	5	7	13
Net assets at end of period (000 omitted)	$41,991		$46,710	$43,907	$39,507	$38,416	$42,188

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class R2
Net asset value, beginning of period	$18.70		$18.12	$16.10	$13.49	$14.57	$11.75

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.19	$0.16	$0.16	$0.18	$0.15
Net realized and unrealized gain (loss) on investments	(0.62)		0.63	2.06	2.67	(0.99)	2.89
Total from investment operations	$(0.59)		$0.82	$2.22	$2.83	$(0.81)	$3.04

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.20)	$(0.22)	$(0.27)	$(0.22)
Net asset value, end of period (x)	$18.11		$18.70	$18.12	$16.10	$13.49	$14.57
Total return (%) (r)(s)(x)	(3.16	)(n)	4.59	13.83	21.11	(5.52)	25.98

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	(a)	0.61	0.59	0.59	0.56	0.55
Expenses after expense reductions (f)(h)	0.60	(a)	0.60	0.59	0.59	0.56	0.55
Net investment income (l)	0.37	(a)	1.01	0.93	1.06	1.31	1.10
Portfolio turnover	2	(n)	6	2	5	7	13
Net assets at end of period (000 omitted)	$214,362		$230,828	$243,497	$209,474	$174,820	$189,357

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class R3
Net asset value, beginning of period	$18.95		$18.36	$16.30	$13.66	$14.76	$11.89

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.23	$0.21	$0.20	$0.21	$0.18
Net realized and unrealized gain (loss) on investments	(0.64)		0.65	2.09	2.69	(1.00)	2.94
Total from investment operations	$(0.58)		$0.88	$2.30	$2.89	$(0.79)	$3.12

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.24)	$(0.25)	$(0.31)	$(0.25)
Net asset value, end of period (x)	$18.37		$18.95	$18.36	$16.30	$13.66	$14.76
Total return (%) (r)(s)(x)	(3.06	)(n)	4.85	14.19	21.36	(5.29)	26.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	(a)	0.36	0.34	0.34	0.31	0.30
Expenses after expense reductions (f)(h)	0.35	(a)	0.35	0.34	0.34	0.31	0.30
Net investment income (l)	0.62	(a)	1.24	1.21	1.32	1.54	1.35
Portfolio turnover	2	(n)	6	2	5	7	13
Net assets at end of period (000 omitted)	$262,988		$274,377	$260,773	$212,174	$157,750	$138,703

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class R4
Net asset value, beginning of period	$19.09		$18.50	$16.42	$13.76	$14.87	$11.97

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.29	$0.25	$0.23	$0.25	$0.22
Net realized and unrealized gain (loss) on investments	(0.63)		0.64	2.11	2.72	(1.02)	2.96
Total from investment operations	$(0.55)		$0.93	$2.36	$2.95	$(0.77)	$3.18

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.28)	$(0.29)	$(0.34)	$(0.28)
Net asset value, end of period (x)	$18.54		$19.09	$18.50	$16.42	$13.76	$14.87
Total return (%) (r)(s)(x)	(2.88	)(n)	5.07	14.44	21.63	(5.10)	26.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	(a)	0.11	0.09	0.09	0.06	0.05
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	0.09	0.09	0.06	0.05
Net investment income (l)	0.87	(a)	1.57	1.43	1.50	1.81	1.59
Portfolio turnover	2	(n)	6	2	5	7	13
Net assets at end of period (000 omitted)	$241,392		$243,205	$141,113	$56,433	$62,372	$59,722

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class 529A
Net asset value, beginning of period	$18.97		$18.38	$16.32	$13.67	$14.77	$11.90

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.23	$0.20	$0.19	$0.21	$0.17
Net realized and unrealized gain (loss) on investments	(0.63)		0.64	2.09	2.71	(1.01)	2.94
Total from investment operations	$(0.58)		$0.87	$2.29	$2.90	$(0.80)	$3.11

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.23)	$(0.25)	$(0.30)	$(0.24)
Net asset value, end of period (x)	$18.39		$18.97	$18.38	$16.32	$13.67	$14.77
Total return (%) (r)(s)(t)(x)	(3.06	)(n)	4.81	14.11	21.37	(5.37)	26.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	(a)	0.46	0.44	0.44	0.41	0.40
Expenses after expense reductions (f)(h)	0.39	(a)	0.39	0.38	0.39	0.37	0.40
Net investment income (l)	0.58	(a)	1.22	1.16	1.27	1.52	1.24
Portfolio turnover	2	(n)	6	2	5	7	13
Net assets at end of period (000 omitted)	$191,977		$201,475	$193,601	$164,807	$127,620	$123,673

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class 529B
Net asset value, beginning of period	$18.72		$18.13	$16.08	$13.46	$14.52	$11.71

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.09	$0.07	$0.08	$0.11	$0.07
Net realized and unrealized gain (loss) on investments	(0.62)		0.63	2.07	2.66	(1.00)	2.88
Total from investment operations	$(0.64)		$0.72	$2.14	$2.74	$(0.89)	$2.95

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.09)	$(0.12)	$(0.17)	$(0.14)
Net asset value, end of period (x)	$18.08		$18.72	$18.13	$16.08	$13.46	$14.52
Total return (%) (r)(s)(t)(x)	(3.42	)(n)	3.98	13.31	20.44	(6.07)	25.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	(a)	1.21	1.19	1.19	1.16	1.15
Expenses after expense reductions (f)(h)	1.14	(a)	1.14	1.13	1.14	1.12	1.15
Net investment income (loss) (l)	(0.17	)(a)	0.49	0.41	0.52	0.78	0.51
Portfolio turnover	2	(n)	6	2	5	7	13
Net assets at end of period (000 omitted)	$14,853		$17,070	$21,506	$25,286	$27,132	$36,756

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class 529C
Net asset value, beginning of period	$18.53		$17.97	$15.98	$13.39	$14.47	$11.68

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.09	$0.07	$0.08	$0.10	$0.07
Net realized and unrealized gain (loss) on investments	(0.62)		0.63	2.03	2.65	(0.99)	2.87
Total from investment operations	$(0.64)		$0.72	$2.10	$2.73	$(0.89)	$2.94

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.11)	$(0.14)	$(0.19)	$(0.15)
Net asset value, end of period (x)	$17.89		$18.53	$17.97	$15.98	$13.39	$14.47
Total return (%) (r)(s)(t)(x)	(3.45	)(n)	4.04	13.20	20.51	(6.09)	25.30

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	(a)	1.21	1.19	1.19	1.16	1.15
Expenses after expense reductions (f)(h)	1.15	(a)	1.15	1.13	1.14	1.12	1.15
Net investment income (loss) (l)	(0.18	)(a)	0.48	0.39	0.52	0.77	0.50
Portfolio turnover	2	(n)	6	2	5	7	13
Net assets at end of period (000 omitted)	$71,920		$75,459	$69,115	$57,004	$46,807	$48,397
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal year. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class A
Net asset value, beginning of period	$20.78		$19.87	$17.17	$13.79	$15.33	$11.87

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.16	$0.13	$0.12	$0.10	$0.10
Net realized and unrealized gain (loss) on investments	(0.61)		1.00	2.76	3.44	(1.44)	3.54
Total from investment operations	$(0.62)		$1.16	$2.89	$3.56	$(1.34)	$3.64

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.19)	$(0.18)	$(0.20)	$(0.18)
Net asset value, end of period (x)	$20.16		$20.78	$19.87	$17.17	$13.79	$15.33
Total return (%) (r)(s)(t)(x)	(2.98	)(n)	5.89	16.85	25.99	(8.70)	30.77

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.38	(a)	0.40	0.37	0.38	0.33	0.32
Expenses after expense reductions (f)(h)	0.38	(a)	0.38	0.37	0.37	0.33	0.32
Net investment income (loss) (l)	(0.07	)(a)	0.80	0.70	0.80	0.70	0.69
Portfolio turnover	3	(n)	6	4	9	11	11
Net assets at end of period (000 omitted)	$761,443		$778,633	$742,788	$539,351	$433,117	$461,673

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class B
Net asset value, beginning of period	$20.46		$19.55	$16.90	$13.56	$15.05	$11.66

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08)		$0.01	$(0.01)	$0.01	$(0.01)	$(0.01)
Net realized and unrealized gain (loss) on investments	(0.62)		0.99	2.70	3.39	(1.40)	3.48
Total from investment operations	$(0.70)		$1.00	$2.69	$3.40	$(1.41)	$3.47

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.04)	$(0.06)	$(0.08)	$(0.08)
Net asset value, end of period (x)	$19.76		$20.46	$19.55	$16.90	$13.56	$15.05
Total return (%) (r)(s)(t)(x)	(3.42	)(n)	5.12	15.93	25.11	(9.37)	29.77

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13	(a)	1.14	1.12	1.13	1.08	1.07
Expenses after expense reductions (f)(h)	1.13	(a)	1.13	1.12	1.13	1.08	1.07
Net investment income (loss) (l)	(0.82	)(a)	0.07	(0.03)	0.05	(0.04)	(0.04)
Portfolio turnover	3	(n)	6	4	9	11	11
Net assets at end of period (000 omitted)	$76,532		$85,310	$96,456	$100,340	$99,925	$143,320

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class C
Net asset value, beginning of period	$20.30		$19.43	$16.81	$13.51	$15.01	$11.64

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08)		$0.01	$(0.01)	$0.01	$(0.01)	$(0.01)
Net realized and unrealized gain (loss) on investments	(0.61)		0.97	2.70	3.37	(1.40)	3.46
Total from investment operations	$(0.69)		$0.98	$2.69	$3.38	$(1.41)	$3.45

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.07)	$(0.08)	$(0.09)	$(0.08)
Net asset value, end of period (x)	$19.61		$20.30	$19.43	$16.81	$13.51	$15.01
Total return (%) (r)(s)(t)(x)	(3.40	)(n)	5.08	16.01	25.05	(9.35)	29.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13	(a)	1.15	1.12	1.12	1.08	1.07
Expenses after expense reductions (f)(h)	1.13	(a)	1.13	1.12	1.12	1.08	1.07
Net investment income (loss) (l)	(0.82	)(a)	0.07	(0.04)	0.04	(0.05)	(0.05)
Portfolio turnover	3	(n)	6	4	9	11	11
Net assets at end of period (000 omitted)	$280,577		$294,608	$265,993	$195,777	$148,481	$167,911

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class I
Net asset value, beginning of period	$21.09		$20.16	$17.41	$13.98	$15.53	$12.02

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.22	$0.18	$0.17	$0.13	$0.14
Net realized and unrealized gain (loss) on investments	(0.63)		1.01	2.80	3.48	(1.44)	3.58
Total from investment operations	$(0.61)		$1.23	$2.98	$3.65	$(1.31)	$3.72

Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.23)	$(0.22)	$(0.24)	$(0.21)
Net asset value, end of period (x)	$20.48		$21.09	$20.16	$17.41	$13.98	$15.53
Total return (%) (r)(s)(x)	(2.89	)(n)	6.16	17.15	26.29	(8.42)	31.09

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.13	(a)	0.15	0.12	0.12	0.08	0.07
Expenses after expense reductions (f)(h)	0.13	(a)	0.13	0.12	0.12	0.08	0.07
Net investment income (l)	0.18	(a)	1.06	0.94	1.05	0.93	1.02
Portfolio turnover	3	(n)	6	4	9	11	11
Net assets at end of period (000 omitted)	$60,933		$64,751	$58,061	$45,150	$29,816	$29,086

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014		2013	2012		2011
Class R1
Net asset value, beginning of period	$20.03		$19.14	$16.55		$13.28	$14.76		$11.44

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08)		$(0.02)	$(0.00	)(w)	$0.01	$(0.00	)(w)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	(0.59)		0.99	2.64		3.31	(1.38)		3.41
Total from investment operations	$(0.67)		$0.97	$2.64		$3.32	$(1.38)		$3.41

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.05)		$(0.05)	$(0.10)		$(0.09)
Net asset value, end of period (x)	$19.36		$20.03	$19.14		$16.55	$13.28		$14.76
Total return (%) (r)(s)(x)	(3.34	)(n)	5.08	15.95		25.06	(9.36)		29.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13	(a)	1.15	1.12		1.13	1.08		1.07
Expenses after expense reductions (f)(h)	1.13	(a)	1.13	1.12		1.13	1.08		1.07
Net investment income (loss) (l)	(0.82	)(a)	(0.11)	(0.02)		0.05	(0.03)		(0.03)
Portfolio turnover	3	(n)	6	4		9	11		11
Net assets at end of period (000 omitted)	$18,530		$20,596	$18,849		$18,793	$20,186		$25,554

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014		2013	2012		2011
Class R2
Net asset value, beginning of period	$20.38		$19.48	$16.84		$13.53	$15.03		$11.65

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.10	$0.08		$0.09	$0.06		$0.06
Net realized and unrealized gain (loss) on investments	(0.61)		0.99	2.70		3.37	(1.40)		3.47
Total from investment operations	$(0.64)		$1.09	$2.78		$3.46	$(1.34)		$3.53

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.14)		$(0.15)	$(0.16)		$(0.15)
Net asset value, end of period (x)	$19.74		$20.38	$19.48		$16.84	$13.53		$15.03
Total return (%) (r)(s)(x)	(3.14	)(n)	5.61	16.54		25.66	(8.86)		30.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.63	(a)	0.64	0.62		0.63	0.58		0.57
Expenses after expense reductions (f)(h)	0.63	(a)	0.63	0.62		0.63	0.58		0.57
Net investment income (loss) (l)	(0.32	)(a)	0.51	0.46		0.56	0.46		0.47
Portfolio turnover	3	(n)	6	4		9	11		11
Net assets at end of period (000 omitted)	$89,745		$94,097	$119,055		$106,825	$94,686		$108,592
See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class R3
Net asset value, beginning of period	$20.62		$19.72	$17.05	$13.69	$15.23	$11.80

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.16	$0.13	$0.12	$0.08	$0.10
Net realized and unrealized gain (loss) on investments	(0.61)		0.99	2.73	3.42	(1.41)	3.51
Total from investment operations	$(0.62)		$1.15	$2.86	$3.54	$(1.33)	$3.61

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.19)	$(0.18)	$(0.21)	$(0.18)
Net asset value, end of period (x)	$20.00		$20.62	$19.72	$17.05	$13.69	$15.23
Total return (%) (r)(s)(x)	(3.01	)(n)	5.89	16.80	26.03	(8.68)	30.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.38	(a)	0.40	0.37	0.38	0.33	0.32
Expenses after expense reductions (f)(h)	0.38	(a)	0.38	0.37	0.38	0.33	0.32
Net investment income (loss) (l)	(0.07	)(a)	0.82	0.71	0.79	0.55	0.74
Portfolio turnover	3	(n)	6	4	9	11	11
Net assets at end of period (000 omitted)	$165,117		$174,355	$164,977	$128,498	$97,526	$69,810

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013	2012	2011
Class R4
Net asset value, beginning of period	$20.85		$19.93	$17.22	$13.81	$15.35	$11.89

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.24	$0.19	$0.14	$0.13	$0.13
Net realized and unrealized gain (loss) on investments	(0.63)		0.98	2.75	3.49	(1.43)	3.54
Total from investment operations	$(0.61)		$1.22	$2.94	$3.63	$(1.30)	$3.67

Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.23)	$(0.22)	$(0.24)	$(0.21)
Net asset value, end of period (x)	$20.24		$20.85	$19.93	$17.22	$13.81	$15.35
Total return (%) (r)(s)(x)	(2.93	)(n)	6.18	17.11	26.47	(8.45)	31.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.13	(a)	0.15	0.12	0.13	0.08	0.07
Expenses after expense reductions (f)(h)	0.13	(a)	0.13	0.12	0.13	0.08	0.07
Net investment income (l)	0.17	(a)	1.21	1.00	0.88	0.95	0.93
Portfolio turnover	3	(n)	6	4	9	11	11
Net assets at end of period (000 omitted)	$85,907		$79,509	$41,968	$26,339	$62,779	$69,880

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013		2012	2011
Class 529A
Net asset value, beginning of period	$20.66		$19.76	$17.08	$13.72		$15.24	$11.81

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.16	$0.13	$0.12		$0.09	$0.08
Net realized and unrealized gain (loss) on investments	(0.62)		0.98	2.73	3.42		(1.42)	3.52
Total from investment operations	$(0.63)		$1.14	$2.86	$3.54		$(1.33)	$3.60

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.18)	$(0.18)		$(0.19)	$(0.17)
Net asset value, end of period (x)	$20.03		$20.66	$19.76	$17.08		$13.72	$15.24
Total return (%) (r)(s)(t)(x)	(3.05	)(n)	5.84	16.78	25.93		(8.69)	30.60

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	(a)	0.50	0.47	0.48		0.43	0.42
Expenses after expense reductions (f)(h)	0.42	(a)	0.42	0.41	0.42		0.38	0.42
Net investment income (loss) (l)	(0.11	)(a)	0.78	0.68	0.75		0.65	0.61
Portfolio turnover	3	(n)	6	4	9		11	11
Net assets at end of period (000 omitted)	$123,862		$127,112	$117,316	$94,653		$73,786	$80,301

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013		2012	2011
Class 529B
Net asset value, beginning of period	$20.23		$19.34	$16.72	$13.43		$14.89	$11.54

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08)		$0.00 (w)	$(0.01)	$(0.00	)(w)	$(0.01)	$(0.02)
Net realized and unrealized gain (loss) on investments	(0.61)		0.97	2.67	3.34		(1.38)	3.43
Total from investment operations	$(0.69)		$0.97	$2.66	$3.34		$(1.39)	$3.41

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.04)	$(0.05)		$(0.07)	$(0.06)
Net asset value, end of period (x)	$19.54		$20.23	$19.34	$16.72		$13.43	$14.89
Total return (%) (r)(s)(t)(x)	(3.41	)(n)	5.05	15.91	24.93		(9.34)	29.61

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	(a)	1.24	1.22	1.23		1.18	1.17
Expenses after expense reductions (f)(h)	1.18	(a)	1.18	1.17	1.17		1.13	1.17
Net investment income (loss) (l)	(0.87	)(a)	0.02	(0.07)	(0.01)		(0.10)	(0.12)
Portfolio turnover	3	(n)	6	4	9		11	11
Net assets at end of period (000 omitted)	$7,440		$8,151	$8,759	$8,832		$8,519	$12,165

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
			2015	2014	2013		2012	2011
Class 529C
Net asset value, beginning of period	$20.04		$19.18	$16.60	$13.34		$14.82	$11.50

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.08)		$0.01	$(0.02)	$(0.00	)(w)	$(0.01)	$(0.02)
Net realized and unrealized gain (loss) on investments	(0.60)		0.96	2.66	3.33		(1.39)	3.43
Total from investment operations	$(0.68)		$0.97	$2.64	$3.33		$(1.40)	$3.41

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.06)	$(0.07)		$(0.08)	$(0.09)
Net asset value, end of period (x)	$19.36		$20.04	$19.18	$16.60		$13.34	$14.82
Total return (%) (r)(s)(t)(x)	(3.39	)(n)	5.06	15.90	25.02		(9.42)	29.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	(a)	1.25	1.22	1.22		1.18	1.17
Expenses after expense reductions (f)(h)	1.17	(a)	1.17	1.16	1.17		1.13	1.17
Net investment income (loss) (l)	(0.87	)(a)	0.03	(0.08)	(0.01)		(0.10)	(0.14)
Portfolio turnover	3	(n)	6	4	9		11	11
Net assets at end of period (000 omitted)	$37,099		$37,784	$35,650	$28,527		$22,437	$26,703
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the funds’ Statements of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund-of-funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures

Notes to Financial Statements (unaudited) – continued

contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Conservative Allocation Fund
Investments at Value
Mutual Funds	$3,008,220,308	$—	$—	$3,008,220,308

MFS Moderate Allocation Fund
Investments at Value
Mutual Funds	$6,304,582,875	$—	$—	$6,304,582,875

MFS Growth Allocation Fund
Investments at Value
Mutual Funds	$5,244,285,297	$—	$—	$5,244,285,297

MFS Aggressive Growth Allocation Fund
Investments at Value
Mutual Funds	$1,706,884,027	$—	$—	$1,706,884,027

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as “Other” income in the Statements of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, each fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended November 30, 2015, is shown as a reduction of total expenses in the Statements of Operations. In the case of the MFS Conservative Allocation Fund and MFS Moderate Allocation Fund, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/15	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$49,295,709	$104,248,731	$70,999,964	$18,000,096
Long-term capital gains	8,648,486	16,853,371	—	—
Total distributions	$57,944,195	$121,102,102	$70,999,964	$18,000,096

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/15	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Cost of investments	$2,624,669,320	$5,377,018,844	$4,149,951,796	$1,223,701,826
Gross appreciation	$451,245,866	$1,163,344,398	$1,277,866,800	$526,805,507
Gross depreciation	(67,694,878)	(235,780,367)	(183,533,299)	(43,623,306)
Net unrealized appreciation (depreciation)	$383,550,988	$927,564,031	$1,094,333,501	$483,182,201

As of 5/31/15
Undistributed ordinary income	11,247,930	11,696,169	18,876,616	7,307,959
Undistributed long-term capital gain	30,047,875	196,571,882	127,159,446	32,819,184
Net unrealized appreciation (depreciation)	464,333,155	1,196,197,225	1,311,993,684	562,138,520

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. Each fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Six months ended 11/30/15	Year ended 5/31/15	Six months ended 11/30/15	Year ended 5/31/15	Six months ended 11/30/15	Year ended 5/31/15	Six months ended 11/30/15	Year ended 5/31/15
Class A	$8,198,033	$25,757,565	$14,324,794	$60,091,531	$—	$42,993,983	$—	$9,213,719
Class B	326,831	1,909,474	182,108	4,078,111	—	2,368,842	—	399,958
Class C	1,606,625	8,289,838	849,865	15,396,875	—	8,757,262	—	1,612,657
Class I	1,181,038	2,392,506	755,456	2,692,921	—	1,827,212	—	891,480
Class R1	48,528	247,171	30,929	518,408	—	350,592	—	65,281
Class R2	539,851	1,882,133	765,623	4,250,268	—	3,149,661	—	908,464
Class R3	1,044,847	3,212,623	1,754,365	7,935,205	—	4,054,776	—	2,102,821
Class R4	875,499	2,165,359	1,627,612	5,086,916	—	3,729,201	—	1,098,860
Class 529A	478,280	2,093,354	772,708	3,163,277	—	2,979,177	—	1,468,726
Class 529B	12,927	108,437	5,961	193,290	—	133,657	—	35,318
Class 529C	81,818	666,312	38,083	841,929	—	655,601	—	202,812
Total	$14,394,277	$48,724,772	$21,107,504	$104,248,731	$—	$70,999,964	$—	$18,000,096

From net realized gain on investments

	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund
	Six months ended 11/30/15	Year ended 5/31/15	Six months ended 11/30/15	Year ended 5/31/15
Class A	$—	$4,235,155	$—	$8,611,456
Class B	—	521,508	—	963,431
Class C	—	2,254,973	—	3,610,549
Class I	—	331,998	—	344,914
Class R1	—	65,557	—	121,432
Class R2	—	352,712	—	691,857
Class R3	—	519,822	—	1,129,326
Class R4	—	341,861	—	663,732
Class 529A	—	372,925	—	466,954
Class 529B	—	31,804	—	47,354
Class 529C	—	191,108	—	202,366
Total	$—	$9,219,423	$—	$16,853,371

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the MFS Growth Allocation Fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2016. For the six months ended November 30, 2015, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

The investment adviser has agreed in writing to pay a portion of the MFS Aggressive Growth Allocation Fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles, such that operating expenses do not exceed 0.13% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2016. For the six months ended November 30, 2015, this reduction amounted to $23,428 and is included in the reduction of total expenses in the Statements of Operations.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended November 30, 2015, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

	Class A	Class 529A
MFS Conservative Allocation Fund	$538,850	$12,670
MFS Moderate Allocation Fund	1,245,858	46,107
MFS Growth Allocation Fund	1,171,192	68,231
MFS Aggressive Growth Allocation Fund	267,267	67,998

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the funds will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$1,743,515
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	4,118,653
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	3,539,049
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	942,264

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$793,348
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,711,935
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,401,763
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	397,911

Notes to Financial Statements (unaudited) – continued

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$3,665,393
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	6,800,042
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	4,965,132
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,412,545

	CLASS R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$104,206
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	212,072
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	224,593
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	98,059

	CLASS R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$277,376
MFS Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	602,854
MFS Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	552,282
MFS Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	226,840

	CLASS R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$219,848
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	488,242
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	331,929
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	207,466

	CLASS 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.24%	$105,791
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.24%	232,241
MFS Growth Allocation Fund	—	0.25%	0.25%	0.24%	241,610
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.24%	154,780

	CLASS 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$33,982
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	0.99%	84,961
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	0.99%	78,715
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	37,908

	CLASS 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$202,304
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	390,477
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	361,935
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	0.99%	183,097

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$7,145,763	$14,641,477	$11,697,008	$3,660,870

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

Notes to Financial Statements (unaudited) – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2015, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$4,172	$13,034	$13,127	$9,592
Class B	16	198	679	235
Class C	131	394	639	314
Class R3	1	—	—	—
Class 529A	3,639	8,777	8,142	6,872
Class 529B	121	505	656	66
Class 529C	486	1,016	948	1,153

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2015, were as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$19,039	$2,530	$2,653	$997
Class B	154,857	240,625	149,260	42,493
Class C	81,248	106,348	70,825	19,509
Class 529B	184	1,244	3,704	1,267
Class 529C	459	357	679	465

Each fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in each fund’s 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on September 30, 2016, unless MFD elects to extend the waiver.

The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2015, were as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$42,317	$92,896	$96,644	$61,912
Class 529B	3,398	8,496	7,872	3,791
Class 529C	20,230	39,048	36,193	18,310
Total Program Manager Fees	$65,945	$140,440	$140,709	$84,013

For the six months ended November 30, 2015, MFD waived the following amount of program manager fees for each fund, which is included in the reduction of total expenses in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$21,158	$46,448	$48,322	$30,956
Class 529B	1,699	4,248	3,936	1,895
Class 529C	10,115	19,524	18,097	9,155
Total Program Manager Fees Waiver	$32,972	$70,220	$70,355	$42,006

The program manager fee incurred for the six months ended November 30, 2015 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class for each of the funds.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended November 30, 2015, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed in the Statements of Operations.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2015 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
0.0006%	0.0003%	0.0003%	0.0010%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – These funds and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2015, the fee paid by each fund under this agreement amounted to the following and are included in “Miscellaneous” expense in the Statements of Operations:

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$3,562	$7,538	$6,177	$1,995

MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended November 30, 2015, purchases and sales of shares of underlying funds aggregated the following:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Purchases	$83,766,846	$86,742,611	$79,984,660	$44,361,609
Sales	$87,634,834	$191,360,198	$89,174,284	$52,377,434

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Six months ended 11/30/15		Year ended 5/31/15		Six months ended 11/30/15		Year ended 5/31/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	8,558,791	$125,847,973	20,395,104	$303,865,338	14,715,955	$246,077,130	38,410,104	$649,053,011
Class B	521,589	7,600,973	1,155,013	17,087,926	852,652	14,140,209	2,124,326	35,574,552
Class C	5,329,061	77,337,804	13,242,478	194,534,515	6,871,929	113,187,950	18,263,489	303,827,886
Class I	1,871,546	27,920,414	6,490,493	97,252,667	1,432,001	24,318,643	3,338,589	57,037,507
Class R1	134,435	1,909,628	415,881	6,011,731	220,086	3,550,035	652,771	10,659,104
Class R2	874,821	12,575,300	1,652,138	24,006,804	1,036,318	16,992,422	2,215,472	36,737,867
Class R3	1,414,511	20,699,670	3,804,685	56,184,016	1,793,797	29,760,708	7,190,664	120,524,169
Class R4	1,094,878	16,161,096	4,008,000	59,487,816	2,390,535	40,263,552	9,270,882	156,503,065
Class 529A	1,517,292	22,224,999	2,995,955	44,285,159	1,633,460	27,167,826	3,684,198	61,688,893
Class 529B	128,991	1,858,111	305,648	4,438,683	140,398	2,302,404	404,152	6,662,927
Class 529C	657,574	9,454,134	1,531,652	22,293,711	677,035	11,050,935	1,561,828	25,730,314
	22,103,489	$323,590,102	55,997,047	$829,448,366	31,764,166	$528,811,814	87,116,475	$1,463,999,295

Notes to Financial Statements (unaudited) – continued

	MFS Conservative Allocation Fund – continued				MFS Moderate Allocation Fund – continued
	Six months ended 11/30/15		Year ended 5/31/15		Six months ended 11/30/15		Year ended 5/31/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	547,099	$7,963,948	1,963,752	$29,085,263	841,934	$13,877,126	3,951,636	$66,373,590
Class B	21,568	312,227	157,606	2,321,306	10,803	175,856	293,315	4,879,358
Class C	103,725	1,488,840	664,323	9,704,073	47,470	769,014	1,032,349	17,077,738
Class I	62,464	919,657	151,226	2,258,862	32,249	539,029	142,385	2,419,155
Class R1	3,442	48,528	21,783	312,613	1,951	30,929	39,413	639,840
Class R2	35,919	509,577	145,813	2,105,643	44,922	727,093	283,517	4,674,248
Class R3	72,296	1,044,847	253,880	3,732,445	107,072	1,754,365	543,437	9,064,523
Class R4	60,030	874,230	169,072	2,505,310	98,676	1,623,499	341,550	5,732,077
Class 529A	33,025	478,188	167,256	2,464,821	47,081	772,634	216,977	3,629,065
Class 529B	906	12,927	9,656	140,241	371	5,961	14,591	240,644
Class 529C	5,742	81,749	59,154	856,883	2,370	38,083	63,612	1,043,506
	946,216	$13,734,718	3,763,521	$55,487,460	1,234,899	$20,313,589	6,922,782	$115,773,744

Shares reacquired
Class A	(8,580,287)	$(126,190,668)	(18,646,569)	$(277,699,721)	(15,165,499)	$(253,410,386)	(33,406,327)	$(563,866,987)
Class B	(972,242)	(14,231,828)	(1,892,925)	(28,055,090)	(1,631,962)	(26,972,221)	(3,880,650)	(64,978,222)
Class C	(5,543,594)	(80,327,632)	(9,136,255)	(134,188,072)	(7,455,387)	(122,600,139)	(13,607,301)	(226,301,378)
Class I	(985,961)	(14,605,876)	(2,891,867)	(43,566,652)	(1,204,993)	(20,432,727)	(2,536,564)	(43,278,532)
Class R1	(200,028)	(2,843,713)	(576,869)	(8,299,702)	(385,963)	(6,230,441)	(816,466)	(13,341,804)
Class R2	(982,468)	(14,064,140)	(2,269,550)	(32,984,821)	(1,909,171)	(31,146,946)	(4,333,586)	(72,061,054)
Class R3	(1,705,317)	(24,855,151)	(3,278,218)	(48,393,052)	(4,762,696)	(78,638,789)	(8,681,816)	(145,951,024)
Class R4	(840,350)	(12,387,958)	(1,632,215)	(24,291,817)	(2,341,851)	(39,100,013)	(4,974,327)	(83,691,854)
Class 529A	(1,237,211)	(18,107,106)	(5,464,048)	(80,392,533)	(1,435,090)	(23,867,697)	(2,644,470)	(44,274,773)
Class 529B	(130,376)	(1,880,426)	(577,221)	(8,380,038)	(178,013)	(2,919,064)	(481,482)	(7,955,748)
Class 529C	(628,091)	(9,038,546)	(2,806,570)	(40,609,724)	(624,553)	(10,172,996)	(1,250,054)	(20,584,598)
	(21,805,925)	$(318,533,044)	(49,172,307)	$(726,861,222)	(37,095,178)	$(615,491,419)	(76,613,043)	$(1,286,285,974)

Net change
Class A	525,603	$7,621,253	3,712,287	$55,250,880	392,390	$6,543,870	8,955,413	$151,559,614
Class B	(429,085)	(6,318,628)	(580,306)	(8,645,858)	(768,507)	(12,656,156)	(1,463,009)	(24,524,312)
Class C	(110,808)	(1,500,988)	4,770,546	70,050,516	(535,988)	(8,643,175)	5,688,537	94,604,246
Class I	948,049	14,234,195	3,749,852	55,944,877	259,257	4,424,945	944,410	16,178,130
Class R1	(62,151)	(885,557)	(139,205)	(1,975,358)	(163,926)	(2,649,477)	(124,282)	(2,042,860)
Class R2	(71,728)	(979,263)	(471,599)	(6,872,374)	(827,931)	(13,427,431)	(1,834,597)	(30,648,939)
Class R3	(218,510)	(3,110,634)	780,347	11,523,409	(2,861,827)	(47,123,716)	(947,715)	(16,362,332)
Class R4	314,558	4,647,368	2,544,857	37,701,309	147,360	2,787,038	4,638,105	78,543,288
Class 529A	313,106	4,596,081	(2,300,837)	(33,642,553)	245,451	4,072,763	1,256,705	21,043,185
Class 529B	(479)	(9,388)	(261,917)	(3,801,114)	(37,244)	(610,699)	(62,739)	(1,052,177)
Class 529C	35,225	497,337	(1,215,764)	(17,459,130)	54,852	916,022	375,386	6,189,222
	1,243,780	$18,791,776	10,588,261	$158,074,604	(4,096,113)	$(66,366,016)	17,426,214	$293,487,065

Notes to Financial Statements (unaudited) – continued

	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Six months ended 11/30/15		Year ended 5/31/15		Six months ended 11/30/15		Year ended 5/31/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	11,557,209	$214,069,795	29,421,207	$548,648,644	2,988,658	$60,042,843	6,601,885	$132,770,509
Class B	638,983	11,676,579	1,467,964	27,066,091	189,499	3,757,403	423,278	8,369,511
Class C	4,425,986	80,347,407	10,989,363	200,942,937	1,191,662	23,370,480	2,826,241	55,551,845
Class I	664,462	12,485,847	2,022,392	38,026,734	375,678	7,740,804	730,227	14,814,545
Class R1	191,220	3,404,888	660,101	11,734,280	81,302	1,581,284	378,149	7,190,563
Class R2	695,298	12,669,981	2,048,663	37,427,250	369,344	7,286,684	754,861	14,876,043
Class R3	1,241,195	22,972,518	3,662,910	67,823,902	562,524	11,226,402	1,605,441	31,954,515
Class R4	1,435,873	26,722,402	7,444,448	138,300,631	824,367	16,748,113	2,403,042	48,332,875
Class 529A	1,123,550	20,647,638	2,698,831	49,778,579	658,040	13,166,997	1,348,206	26,913,777
Class 529B	88,023	1,595,090	184,523	3,348,833	30,421	596,143	83,706	1,632,515
Class 529C	384,712	6,879,501	1,047,849	18,879,446	184,774	3,588,673	444,412	8,578,716
	22,446,511	$413,471,646	61,648,251	$1,141,977,327	7,456,269	$149,105,826	17,599,448	$350,985,414

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	2,267,673	$41,951,943	—	$—	442,968	$8,872,644
Class B	—	—	125,290	2,300,317	—	—	19,716	389,984
Class C	—	—	434,704	7,911,613	—	—	74,468	1,461,801
Class I	—	—	82,217	1,531,700	—	—	38,164	774,728
Class R1	—	—	19,630	350,592	—	—	3,367	65,218
Class R2	—	—	168,667	3,057,928	—	—	45,282	890,248
Class R3	—	—	220,969	4,054,776	—	—	105,776	2,102,821
Class R4	—	—	201,686	3,727,161	—	—	54,704	1,097,905
Class 529A	—	—	162,000	2,977,965	—	—	73,663	1,467,074
Class 529B	—	—	7,357	133,657	—	—	1,875	35,318
Class 529C	—	—	36,375	655,115	—	—	10,464	202,786
	—	$—	3,726,568	$68,652,767	—	$—	870,447	$17,360,527

Shares reacquired
Class A	(9,820,813)	$(182,239,905)	(23,600,168)	$(439,685,101)	(2,676,212)	$(54,144,928)	(6,961,361)	$(139,749,514)
Class B	(1,353,044)	(24,746,452)	(3,713,326)	(68,567,305)	(487,707)	(9,643,989)	(1,206,849)	(23,910,275)
Class C	(3,913,963)	(71,003,911)	(7,814,673)	(143,035,386)	(1,399,183)	(27,602,344)	(2,081,291)	(40,926,093)
Class I	(1,056,570)	(19,989,528)	(1,555,460)	(29,265,452)	(470,599)	(9,624,928)	(578,314)	(11,794,383)
Class R1	(367,347)	(6,559,329)	(602,742)	(10,828,170)	(152,096)	(2,927,911)	(338,270)	(6,522,292)
Class R2	(1,201,073)	(21,790,849)	(3,308,473)	(60,652,963)	(440,166)	(8,674,653)	(2,295,665)	(45,260,990)
Class R3	(1,406,401)	(25,921,193)	(3,605,117)	(67,057,914)	(761,361)	(15,266,801)	(1,622,784)	(32,412,521)
Class R4	(1,150,071)	(21,304,160)	(2,536,552)	(47,156,536)	(394,593)	(7,964,031)	(749,624)	(15,022,259)
Class 529A	(1,304,300)	(24,002,244)	(2,771,290)	(50,923,372)	(627,469)	(12,535,623)	(1,207,450)	(23,976,027)
Class 529B	(178,277)	(3,223,404)	(466,486)	(8,479,509)	(52,631)	(1,031,431)	(135,548)	(2,626,749)
Class 529C	(437,780)	(7,846,790)	(856,490)	(15,425,395)	(153,804)	(2,987,459)	(428,085)	(8,265,910)
	(22,189,639)	$(408,627,765)	(50,830,777)	$(941,077,103)	(7,615,821)	$(152,404,098)	(17,605,241)	$(350,467,013)

Notes to Financial Statements (unaudited) – continued

	MFS Growth Allocation Fund – continued				MFS Aggressive Growth Allocation Fund – continued
	Six months ended 11/30/15		Year ended 5/31/15		Six months ended 11/30/15		Year ended 5/31/15
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	1,736,396	$31,829,890	8,088,712	$150,915,486	312,446	$5,897,915	83,492	$1,893,639
Class B	(714,061)	(13,069,873)	(2,120,072)	(39,200,897)	(298,208)	(5,886,586)	(763,855)	(15,150,780)
Class C	512,023	9,343,496	3,609,394	65,819,164	(207,521)	(4,231,864)	819,418	16,087,553
Class I	(392,108)	(7,503,681)	549,149	10,292,982	(94,921)	(1,884,124)	190,077	3,794,890
Class R1	(176,127)	(3,154,441)	76,989	1,256,702	(70,794)	(1,346,627)	43,246	733,489
Class R2	(505,775)	(9,120,868)	(1,091,143)	(20,167,785)	(70,822)	(1,387,969)	(1,495,522)	(29,494,699)
Class R3	(165,206)	(2,948,675)	278,762	4,820,764	(198,837)	(4,040,399)	88,433	1,644,815
Class R4	285,802	5,418,242	5,109,582	94,871,256	429,774	8,784,082	1,708,122	34,408,521
Class 529A	(180,750)	(3,354,606)	89,541	1,833,172	30,571	631,374	214,419	4,404,824
Class 529B	(90,254)	(1,628,314)	(274,606)	(4,997,019)	(22,210)	(435,288)	(49,967)	(958,916)
Class 529C	(53,068)	(967,289)	227,734	4,109,166	30,970	601,214	26,791	515,592
	256,872	$4,843,881	14,544,042	$269,552,991	(159,552)	$(3,298,272)	864,654	$17,878,928

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2015, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Commitment Fee	$4,956	$10,588	$8,693	$2,835
Interest Expense	—	—	—	—

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	MFS Conservative Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	6,409,841	161,961	(124,417)	6,447,385
MFS Commodity Strategy Fund	4,471,200	680,678	(22,472)	5,129,406
MFS Emerging Markets Debt Fund	6,220,237	259,657	(97,240)	6,382,654
MFS Emerging Markets Debt Local Currency Fund	8,078,033	1,060,409	(19,580)	9,118,862
MFS Global Bond Fund	17,788,401	702,437	(719,238)	17,771,600
MFS Global Real Estate Fund	1,886,935	97,053	(67,237)	1,916,751
MFS Government Securities Fund	30,204,411	870,243	(1,260,757)	29,813,897
MFS Growth Fund	2,461,109	61,685	(128,402)	2,394,392
MFS High Income Fund	43,550,918	2,418,514	(329,194)	45,640,238
MFS Inflation-Adjusted Bond Fund	29,223,178	844,923	(794,107)	29,273,994
MFS Institutional Money Market Portfolio	34	34,106,114	(32,922,928)	1,183,220
MFS International Growth Fund	2,170,563	115,918	(29,957)	2,256,524
MFS International Value Fund	1,689,886	42,882	(31,512)	1,701,256
MFS Limited Maturity Fund	51,033,287	834,235	(1,682,624)	50,184,898
MFS Mid Cap Growth Fund	8,009,695	261,770	(308,039)	7,963,426
MFS Mid Cap Value Fund	5,758,898	198,746	(73,677)	5,883,967
MFS New Discovery Fund	1,154,880	86,475	(41,655)	1,199,700
MFS New Discovery Value Fund	2,300,540	88,154	(42,472)	2,346,222
MFS Research Fund	4,649,810	135,300	(119,059)	4,666,051
MFS Research International Fund	6,909,703	505,590	(59,156)	7,356,137
MFS Total Return Bond Fund	42,124,073	1,477,649	(1,411,955)	42,189,767
MFS Value Fund	5,171,272	193,504	(140,130)	5,224,646

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(95,974)	$—	$287,993	$59,573,836
MFS Commodity Strategy Fund	(71,476)	—	—	28,468,205
MFS Emerging Markets Debt Fund	(194,000)	—	2,188,761	89,931,590
MFS Emerging Markets Debt Local Currency Fund	(27,046)	—	1,539,360	58,907,846
MFS Global Bond Fund	(1,556,214)	—	1,379,465	148,037,430
MFS Global Real Estate Fund	(38,369)	304,885	148,998	29,901,322
MFS Government Securities Fund	(550,125)	—	3,634,938	298,735,244
MFS Growth Fund	749,090	404,033	—	185,445,680
MFS High Income Fund	(88,453)	—	4,364,926	148,787,175
MFS Inflation-Adjusted Bond Fund	(910,422)	—	1,170,664	298,594,740
MFS Institutional Money Market Portfolio	—	—	205	1,183,220
MFS International Growth Fund	(2,566)	—	—	60,249,196
MFS International Value Fund	24,661	—	—	60,751,866
MFS Limited Maturity Fund	(614,129)	—	2,067,220	299,101,994
MFS Mid Cap Growth Fund	443,306	—	—	122,955,298
MFS Mid Cap Value Fund	21,675	—	—	121,739,286
MFS New Discovery Fund	41,553	—	—	30,436,387
MFS New Discovery Value Fund	17,017	—	—	30,477,419
MFS Research Fund	137,761	—	—	183,142,489
MFS Research International Fund	9,355	—	—	119,463,660
MFS Total Return Bond Fund	(412,927)	—	7,400,037	448,899,116
MFS Value Fund	49,128	—	1,761,902	183,437,309
	$(3,068,155)	$708,918	$25,944,469	$3,008,220,308

Notes to Financial Statements (unaudited) – continued

	MFS Moderate Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	6,815,203	95,422	(179,768)	6,730,857
MFS Commodity Strategy Fund	28,306,742	2,919,395	(63,050)	31,163,087
MFS Emerging Markets Debt Fund	13,322,531	392,216	(340,674)	13,374,073
MFS Emerging Markets Debt Local Currency Fund	16,992,662	2,040,873	(138,535)	18,895,000
MFS Global Bond Fund	37,435,334	982,511	(1,587,085)	36,830,760
MFS Global Real Estate Fund	7,979,294	265,055	(225,489)	8,018,860
MFS Government Securities Fund	63,967,649	1,236,488	(3,011,785)	62,192,352
MFS Growth Fund	7,051,352	17,135	(355,044)	6,713,443
MFS High Income Fund	93,092,313	3,437,403	(1,272,124)	95,257,592
MFS Inflation-Adjusted Bond Fund	43,355,141	689,439	(1,334,096)	42,710,484
MFS Institutional Money Market Portfolio	30	37,979,996	(37,979,993)	33
MFS International Growth Fund	7,089,087	131,162	(109,508)	7,110,741
MFS International New Discovery Fund	2,227,001	7,850	(55,336)	2,179,515
MFS International Value Fund	5,523,503	16,174	(180,969)	5,358,708
MFS Mid Cap Growth Fund	30,401,665	180,726	(1,316,170)	29,266,221
MFS Mid Cap Value Fund	21,731,771	151,620	(247,901)	21,635,490
MFS New Discovery Fund	3,762,932	155,288	(147,733)	3,770,487
MFS New Discovery Value Fund	7,454,282	62,062	(123,815)	7,392,529
MFS Research Fund	13,314,509	75,942	(310,851)	13,079,600
MFS Research International Fund	22,624,104	743,501	(289,225)	23,078,380
MFS Total Return Bond Fund	47,614,595	1,192,455	(1,849,155)	46,957,895
MFS Value Fund	14,755,529	231,645	(341,711)	14,645,463

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(24,050)	$—	$303,428	$62,193,118
MFS Commodity Strategy Fund	14,118	—	—	172,955,132
MFS Emerging Markets Debt Fund	922,211	—	4,632,031	188,440,689
MFS Emerging Markets Debt Local Currency Fund	47,427	—	3,206,714	122,061,699
MFS Global Bond Fund	2,176,901	—	2,889,297	306,800,235
MFS Global Real Estate Fund	1,244,457	1,273,131	622,183	125,094,220
MFS Government Securities Fund	2,058,153	—	7,661,481	623,167,363
MFS Growth Fund	13,089,959	1,159,677	—	519,956,140
MFS High Income Fund	1,251,381	—	9,243,503	310,539,751
MFS Inflation-Adjusted Bond Fund	1,233,835	—	1,722,375	435,646,938
MFS Institutional Money Market Portfolio	—	—	165	33
MFS International Growth Fund	1,444,037	—	—	189,856,796
MFS International New Discovery Fund	1,011,070	—	—	63,314,915
MFS International Value Fund	3,540,413	—	—	191,359,478
MFS Mid Cap Growth Fund	12,466,022	—	—	451,870,454
MFS Mid Cap Value Fund	2,745,607	—	—	447,638,292
MFS New Discovery Fund	2,385,274	—	—	95,657,259
MFS New Discovery Value Fund	491,295	—	—	96,028,945
MFS Research Fund	6,223,302	—	—	513,374,319
MFS Research International Fund	2,522,871	—	—	374,792,889
MFS Total Return Bond Fund	515,557	—	8,308,625	499,632,002
MFS Value Fund	4,718,017	—	5,026,236	514,202,208
	$60,077,857	$2,432,808	$43,616,038	$6,304,582,875

Notes to Financial Statements (unaudited) – continued

	MFS Growth Allocation Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	5,637,356	93,991	(109,257)	5,622,090
MFS Commodity Strategy Fund	31,121,237	3,102,053	(46,536)	34,176,754
MFS Emerging Markets Debt Fund	10,954,051	390,885	(192,713)	11,152,223
MFS Emerging Markets Debt Local Currency Fund	14,105,658	1,409,712	—	15,515,370
MFS Emerging Markets Equity Fund	1,808,868	153,536	(3,265)	1,959,139
MFS Global Bond Fund	12,437,209	363,521	(372,820)	12,427,910
MFS Global Real Estate Fund	9,897,051	414,757	(228,381)	10,083,427
MFS Growth Fund	7,957,621	22,039	(298,731)	7,680,929
MFS High Income Fund	76,681,506	3,149,274	(884,718)	78,946,062
MFS Inflation-Adjusted Bond Fund	25,665,371	508,403	(612,913)	25,560,861
MFS Institutional Money Market Portfolio	23	24,792,995	(24,793,007)	11
MFS International Growth Fund	9,602,228	188,911	(20,612)	9,770,527
MFS International New Discovery Fund	3,621,848	23,407	(24,986)	3,620,269
MFS International Value Fund	7,489,296	55,406	(110,797)	7,433,905
MFS Mid Cap Growth Fund	31,881,913	96,932	(936,127)	31,042,718
MFS Mid Cap Value Fund	22,849,888	185,040	(86,644)	22,948,284
MFS New Discovery Fund	4,090,173	108,157	(126,698)	4,071,632
MFS New Discovery Value Fund	8,119,017	91,965	(74,674)	8,136,308
MFS Research Fund	10,926,376	33,854	(141,841)	10,818,389
MFS Research International Fund	21,401,693	675,013	(54,923)	22,021,783
MFS Total Return Bond Fund	14,797,728	413,935	(420,017)	14,791,646
MFS Value Fund	16,694,340	272,188	(258,561)	16,707,967

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(9,637)	$—	$252,104	$51,948,110
MFS Commodity Strategy Fund	13,154	—	—	189,680,985
MFS Emerging Markets Debt Fund	542,855	—	3,832,605	157,134,818
MFS Emerging Markets Debt Local Currency Fund	—	—	2,667,689	100,229,293
MFS Emerging Markets Equity Fund	26,827	—	—	50,643,735
MFS Global Bond Fund	(13,918)	—	967,625	103,524,488
MFS Global Real Estate Fund	1,022,529	1,595,931	779,936	157,301,459
MFS Growth Fund	9,829,046	1,311,384	—	594,887,944
MFS High Income Fund	862,382	—	7,629,430	257,364,162
MFS Inflation-Adjusted Bond Fund	547,503	—	1,025,379	260,720,783
MFS Institutional Money Market Portfolio	—	—	120	11
MFS International Growth Fund	307,676	—	—	260,873,072
MFS International New Discovery Fund	394,602	—	—	105,168,818
MFS International Value Fund	1,850,590	—	—	265,464,747
MFS Mid Cap Growth Fund	8,870,285	—	—	479,299,566
MFS Mid Cap Value Fund	955,165	—	—	474,799,994
MFS New Discovery Fund	2,190,995	—	—	103,297,301
MFS New Discovery Value Fund	252,835	—	—	105,690,642
MFS Research Fund	2,439,210	—	—	424,621,779
MFS Research International Fund	498,976	—	—	357,633,760
MFS Total Return Bond Fund	811,804	—	2,597,081	157,383,112
MFS Value Fund	2,643,382	—	5,699,475	586,616,718
	$34,036,261	$2,907,315	$25,451,444	$5,244,285,297

Notes to Financial Statements (unaudited) – continued

	MFS Aggressive Growth Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/ Par Amount
MFS Commodity Strategy Fund	12,763,236	1,909,011	(223,908)	14,448,339
MFS Emerging Markets Equity Fund	1,179,755	149,454	(42,310)	1,286,899
MFS Global Real Estate Fund	5,418,570	276,441	(273,016)	5,421,995
MFS Growth Fund	3,066,893	13,672	(162,842)	2,917,723
MFS Institutional Money Market Portfolio	47	33,107,372	(32,831,483)	275,936
MFS International Growth Fund	4,992,818	174,930	(79,769)	5,087,979
MFS International New Discovery Fund	2,358,109	28,769	(40,699)	2,346,179
MFS International Value Fund	3,893,917	53,630	(104,672)	3,842,875
MFS Mid Cap Growth Fund	11,519,953	151,629	(526,807)	11,144,775
MFS Mid Cap Value Fund	8,278,384	127,318	(141,958)	8,263,744
MFS New Discovery Fund	1,659,968	100,274	(85,861)	1,674,381
MFS New Discovery Value Fund	3,309,705	93,690	(102,071)	3,301,324
MFS Research Fund	4,010,437	22,396	(97,693)	3,935,140
MFS Research International Fund	7,946,341	416,433	(75,166)	8,287,608
MFS Value Fund	6,437,302	117,667	(177,935)	6,377,034

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$11,658	$—	$—	$80,188,282
MFS Emerging Markets Equity Fund	417,981	—	—	33,266,347
MFS Global Real Estate Fund	1,467,956	872,217	426,254	84,583,114
MFS Growth Fund	6,034,701	502,347	—	225,977,647
MFS Institutional Money Market Portfolio	—	—	363	275,936
MFS International Growth Fund	1,089,370	—	—	135,849,039
MFS International New Discovery Fund	662,485	—	—	68,156,502
MFS International Value Fund	2,004,843	—	—	137,229,050
MFS Mid Cap Growth Fund	5,469,333	—	—	172,075,327
MFS Mid Cap Value Fund	1,668,099	—	—	170,976,855
MFS New Discovery Fund	1,327,295	—	—	42,479,034
MFS New Discovery Value Fund	325,165	—	—	42,884,204
MFS Research Fund	2,103,404	—	—	154,454,257
MFS Research International Fund	523,915	—	—	134,590,760
MFS Value Fund	2,232,873	—	2,187,202	223,897,673
	$25,339,078	$1,374,564	$2,613,819	$1,706,884,027

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Funds was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Conservative Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2014 relative to the Lipper performance universe.

MFS Moderate Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2014 relative to the Lipper performance universe.

Board Review of Investment Advisory Agreement – continued

MFS Growth Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 5th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2014 relative to the Lipper performance universe.

MFS Aggressive Growth Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2014 relative to the Lipper performance universe.

General

Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, including more recent performance information for MFS Growth Allocation Fund, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for MFS Aggressive Growth Allocation Fund and the MFS Growth Allocation Fund, each of which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the MFS Aggressive Growth Allocation Fund’s total expense ratio was lower than the Lipper expense group median; (ii) the MFS Conservative Allocation Fund’s total expense ratio was lower than the Lipper expense group median; (iii) the MFS Growth Allocation Fund’s total expense ratio was lower than the Lipper expense group median; and (iv) the MFS Moderate Allocation Fund’s total expense ratio was lower than the Lipper expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and

Board Review of Investment Advisory Agreement – continued

quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2015

MFS® INTERNATIONAL DIVERSIFICATION SM FUND

MDI-SEM

MFS® INTERNATIONAL DIVERSIFICATION SM FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

A disparity in the pace of economic growth between the United States and much of the rest of the world has led to a divergence in central bank policies.

The U.S. economy continues its modest recovery, fed by strengthening labor and housing markets. Confident consumers are spending, even as corporations post smaller profits, held back by the strong U.S. dollar, diminished demand for exports, and the significant drop in energy and other commodity prices. Accordingly, the U.S. Federal Reserve has signaled a desire to gradually transition from the stimulative low interest rate environment of recent years.

In contrast, central banks in China, Japan and Europe are seeking new ways to revive their respective economies. China’s slowing growth has had a global impact, particularly for commodity-exporting nations. Japan’s government plans to shift its focus to a more worker-driven, bottom-up stimulus after limited success in promoting exports through a weaker yen. And the European Central Bank appears determined to prevent deflation by extending its quantitative easing program.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

January 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Research International Fund	29.9%
MFS International Value Fund	25.1%
MFS International Growth Fund	25.0%
MFS International New Discovery Fund	10.0%
MFS Emerging Markets Equity Fund	9.9%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 11/30/15.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2015 through November 30, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2015 through November 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/15	Ending Account Value 11/30/15	Expenses Paid During Period (p) 6/01/15-11/30/15
A	Actual	0.35%	$1,000.00	$937.91	$1.70
	Hypothetical (h)	0.35%	$1,000.00	$1,023.25	$1.77
B	Actual	1.10%	$1,000.00	$934.33	$5.32
	Hypothetical (h)	1.10%	$1,000.00	$1,019.50	$5.55
C	Actual	1.10%	$1,000.00	$934.34	$5.32
	Hypothetical (h)	1.10%	$1,000.00	$1,019.50	$5.55
I	Actual	0.10%	$1,000.00	$939.00	$0.48
	Hypothetical (h)	0.10%	$1,000.00	$1,024.50	$0.51
R1	Actual	1.10%	$1,000.00	$934.60	$5.32
	Hypothetical (h)	1.10%	$1,000.00	$1,019.50	$5.55
R2	Actual	0.60%	$1,000.00	$936.98	$2.91
	Hypothetical (h)	0.60%	$1,000.00	$1,022.00	$3.03
R3	Actual	0.35%	$1,000.00	$938.10	$1.70
	Hypothetical (h)	0.35%	$1,000.00	$1,023.25	$1.77
R4	Actual	0.10%	$1,000.00	$938.82	$0.48
	Hypothetical (h)	0.10%	$1,000.00	$1,024.50	$0.51
529A	Actual	0.37%	$1,000.00	$938.06	$1.79
	Hypothetical (h)	0.37%	$1,000.00	$1,023.15	$1.87
529B	Actual	1.14%	$1,000.00	$934.09	$5.51
	Hypothetical (h)	1.14%	$1,000.00	$1,019.30	$5.76
529C	Actual	1.14%	$1,000.00	$934.35	$5.51
	Hypothetical (h)	1.14%	$1,000.00	$1,019.30	$5.76

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A, Class 529B, and Class 529C shares, this rebate reduced the expense ratios above by 0.03%, 0.01%, and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

4

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Emerging Markets Equity Fund - Class R5	17,261,072	$446,198,720
MFS International Growth Fund - Class R5	42,350,873	1,130,768,321
MFS International New Discovery Fund - Class R5	15,631,396	454,092,045
MFS International Value Fund - Class R5	31,833,463	1,136,772,976
MFS Research International Fund - Class R5	83,459,271	1,355,378,561
Total Underlying Affiliated Funds (Identified Cost, $4,161,769,840)		$4,523,210,623

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	5,421,473	$5,421,473
Total Investments (Identified Cost, $4,167,191,313)		$4,528,632,096

Other Assets, Less Liabilities - (0.0)%		(394,350)
Net Assets - 100.0%		$4,528,237,746

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

5

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Underlying affiliated funds, at value (identified cost, $4,167,191,313)	$4,528,632,096
Receivables for
Investments sold	896,920
Fund shares sold	6,945,520
Receivable from investment adviser	91,159
Other assets	31,966
Total assets	$4,536,597,661
Liabilities
Payables for
Investments purchased	$2,345,981
Fund shares reacquired	4,206,499
Payable to affiliates
Shareholder servicing costs	1,574,078
Distribution and service fees	130,661
Program manager fees	49
Payable for independent Trustees’ compensation	2
Accrued expenses and other liabilities	102,645
Total liabilities	$8,359,915
Net assets	$4,528,237,746
Net assets consist of
Paid-in capital	$4,255,259,906
Unrealized appreciation (depreciation) on investments	361,440,783
Accumulated net realized gain (loss) on investments	(150,355,594)
Undistributed net investment income	61,892,651
Net assets	$4,528,237,746
Shares of beneficial interest outstanding	285,626,166

6

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,333,795,028	147,116,158	$15.86
Class B	41,321,941	2,640,392	15.65
Class C	476,052,815	30,687,885	15.51
Class I	921,495,965	57,542,101	16.01
Class R1	9,053,591	592,247	15.29
Class R2	59,880,391	3,836,285	15.61
Class R3	233,355,238	14,805,326	15.76
Class R4	444,279,851	27,830,305	15.96
Class 529A	6,301,527	400,070	15.75
Class 529B	409,137	26,242	15.59
Class 529C	2,292,262	149,155	15.37

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $16.83 [100 / 94.25 x $15.86] and $16.71 [100 / 94.25 x $15.75], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net Investment loss
Dividends from underlying affiliated funds	$2,643
Expenses
Distribution and service fees	6,062,575
Shareholder servicing costs	2,310,595
Program manager fees	4,477
Administrative services fee	8,749
Independent Trustees’ compensation	24,567
Custodian fee	53,388
Shareholder communications	116,257
Audit and tax fees	19,347
Legal fees	17,605
Miscellaneous	152,964
Total expenses	$8,770,524
Fees paid indirectly	(5)
Reduction of expenses by investment adviser and distributor	(453,520)
Net expenses	$8,316,999
Net investment loss	$(8,314,356)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments from underlying affiliated funds	$11,903,056
Change in unrealized appreciation (depreciation) on investments	$(296,283,971)
Net realized and unrealized gain (loss) on investments	$(284,380,915)
Change in net assets from operations	$(292,695,271)

See Notes to Financial Statements

8

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/15 (unaudited)	Year ended 5/31/15
From operations
Net investment income (loss)	$(8,314,356)	$67,571,993
Net realized gain (loss) on investments	11,903,056	96,883,549
Net unrealized gain (loss) on investments	(296,283,971)	(125,853,264)
Change in net assets from operations	$(292,695,271)	$38,602,278
Distributions declared to shareholders
From net investment income	$—	$(49,083,204)
Change in net assets from fund share transactions	$182,706,908	$259,147,767
Total change in net assets	$(109,988,363)	$248,666,841
Net assets
At beginning of period	4,638,226,109	4,389,559,268
At end of period (including undistributed net investment income of $61,892,651 and $70,207,007, respectively)	$4,528,237,746	$4,638,226,109

See Notes to Financial Statements

9

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$16.91		$16.96	$15.05	$12.19	$14.45	$10.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.26	$0.17	$0.18	$0.15	$0.12
Net realized and unrealized gain (loss) on investments	(1.02)		(0.12)	1.88	2.82	(2.30)	3.49
Total from investment operations	$(1.05)		$0.14	$2.05	$3.00	$(2.15)	$3.61
Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.14)	$(0.14)	$(0.11)	$(0.10)
Net asset value, end of period (x)	$15.86		$16.91	$16.96	$15.05	$12.19	$14.45
Total return (%) (r)(s)(t)(x)	(6.21	)(n)	0.91	13.68	24.72	(14.88)	33.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	(a)	0.38	0.35	0.33	0.28	0.29
Expenses after expense reductions (f)(h)	0.35	(a)	0.35	0.35	0.33	0.28	0.29
Net investment income (loss) (l)	(0.35)	(a)	1.57	1.04	1.26	1.17	0.89
Portfolio turnover	1	(n)	4	2	2	8	6
Net assets at end of period (000 omitted)	$2,333,795		$2,434,548	$2,503,563	$2,051,682	$1,562,721	$1,933,492

See Notes to Financial Statements

10

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$16.75		$16.76	$14.85	$12.01	$14.22	$10.77
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$0.14	$0.05	$0.07	$0.05	$0.02
Net realized and unrealized gain (loss) on investments	(1.01)		(0.11)	1.86	2.78	(2.26)	3.43
Total from investment operations	$(1.10)		$0.03	$1.91	$2.85	$(2.21)	$3.45
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$—	$(0.01)	$—	$—
Net asset value, end of period (x)	$15.65		$16.75	$16.76	$14.85	$12.01	$14.22
Total return (%) (r)(s)(t)(x)	(6.57	)(n)	0.21	12.86	23.76	(15.54)	32.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	(a)	1.13	1.10	1.08	1.03	1.04
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.10	1.08	1.03	1.03
Net investment income (loss) (l)	(1.10	)(a)	0.83	0.29	0.54	0.42	0.13
Portfolio turnover	1	(n)	4	2	2	8	6
Net assets at end of period (000 omitted)	$41,322		$47,145	$63,527	$75,185	$81,158	$118,973
See Notes to Financial Statements

11

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$16.60		$16.64	$14.79	$11.98	$14.18	$10.74
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$0.13	$0.04	$0.07	$0.05	$0.02
Net realized and unrealized gain (loss) on investments	(1.00)		(0.10)	1.86	2.77	(2.25)	3.42
Total from investment operations	$(1.09)		$0.03	$1.90	$2.84	$(2.20)	$3.44
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.05)	$(0.03)	$—	$(0.00	)(w)
Net asset value, end of period (x)	$15.51		$16.60	$16.64	$14.79	$11.98	$14.18
Total return (%) (r)(s)(t)(x)	(6.57	)(n)	0.21	12.84	23.74	(15.51)	32.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	(a)	1.13	1.10	1.08	1.03	1.04
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.10	1.08	1.03	1.03
Net investment income (loss) (l)	(1.10	)(a)	0.82	0.29	0.50	0.41	0.13
Portfolio turnover	1	(n)	4	2	2	8	6
Net assets at end of period (000 omitted)	$476,053		$502,461	$505,528	$411,445	$338,295	$460,898

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class I			2015	2014	2013	2012	2011

Net asset value, beginning of period	$17.05		$17.10	$15.16	$12.27	$14.56	$11.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.31	$0.21	$0.21	$0.18	$0.15
Net realized and unrealized gain (loss) on investments	(1.03)		(0.13)	1.91	2.86	(2.33)	3.52
Total from investment operations	$(1.04)		$0.18	$2.12	$3.07	$(2.15)	$3.67
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.18)	$(0.18)	$(0.14)	$(0.12)
Net asset value, end of period (x)	$16.01		$17.05	$17.10	$15.16	$12.27	$14.56
Total return (%) (r)(s)(x)	(6.10	)(n)	1.16	13.99	25.08	(14.75)	33.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12	(a)	0.14	0.10	0.08	0.03	0.04
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	0.10	0.08	0.03	0.04
Net investment income (loss) (l)	(0.10	)(a)	1.85	1.32	1.45	1.39	1.11
Portfolio turnover	1	(n)	4	2	2	8	6
Net assets at end of period (000 omitted)	$921,496		$857,731	$694,822	$454,999	$253,555	$219,958

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R1			2015	2014	2013	2012	2011

Net asset value, beginning of period	$16.36		$16.43	$14.59	$11.81	$14.01	$10.63
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$0.17	$0.04	$0.08	$0.06	$0.02
Net realized and unrealized gain (loss) on investments	(0.98)		(0.15)	1.84	2.72	(2.24)	3.38
Total from investment operations	$(1.07)		$0.02	$1.88	$2.80	$(2.18)	$3.40
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.04)	$(0.02)	$(0.02)	$(0.02)
Net asset value, end of period (x)	$15.29		$16.36	$16.43	$14.59	$11.81	$14.01
Total return (%) (r)(s)(x)	(6.54	)(n)	0.18	12.89	23.75	(15.55)	31.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.12	(a)	1.14	1.10	1.08	1.03	1.04
Expenses after expense reductions (f)(h)	1.10	(a)	1.10	1.10	1.08	1.03	1.03
Net investment income (loss) (l)	(1.10	)(a)	1.06	0.24	0.62	0.49	0.12
Portfolio turnover	1	(n)	4	2	2	8	6
Net assets at end of period (000 omitted)	$9,054		$10,347	$9,306	$6,921	$6,393	$7,507

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R2			2015	2014	2013	2012	2011

Net asset value, beginning of period	$16.66		$16.71	$14.84	$12.04	$14.27	$10.81
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.22	$0.12	$0.14	$0.11	$0.08
Net realized and unrealized gain (loss) on investments	(1.00)		(0.12)	1.87	2.78	(2.27)	3.45
Total from investment operations	$(1.05)		$0.10	$1.99	$2.92	$(2.16)	$3.53
Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.12)	$(0.12)	$(0.07)	$(0.07)
Net asset value, end of period (x)	$15.61		$16.66	$16.71	$14.84	$12.04	$14.27
Total return (%) (r)(s)(x)	(6.30	)(n)	0.68	13.41	24.36	(15.11)	32.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.62	(a)	0.63	0.60	0.58	0.53	0.54
Expenses after expense reductions (f)(h)	0.60	(a)	0.60	0.60	0.58	0.53	0.54
Net investment income (loss) (l)	(0.60	)(a)	1.36	0.77	0.99	0.89	0.66
Portfolio turnover	1	(n)	4	2	2	8	6
Net assets at end of period (000 omitted)	$59,880		$62,242	$62,817	$45,337	$30,867	$35,441

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R3			2015	2014	2013	2012	2011

Net asset value, beginning of period	$16.80		$16.86	$14.96	$12.13	$14.39	$10.90
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.26	$0.16	$0.18	$0.15	$0.11
Net realized and unrealized gain (loss) on investments	(1.01)		(0.12)	1.89	2.80	(2.29)	3.48
Total from investment operations	$(1.04)		$0.14	$2.05	$2.98	$(2.14)	$3.59
Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.15)	$(0.15)	$(0.12)	$(0.10)
Net asset value, end of period (x)	$15.76		$16.80	$16.86	$14.96	$12.13	$14.39
Total return (%) (r)(s)(x)	(6.19	)(n)	0.89	13.73	24.69	(14.87)	32.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	(a)	0.39	0.35	0.33	0.28	0.29
Expenses after expense reductions (f)(h)	0.35	(a)	0.35	0.35	0.33	0.28	0.29
Net investment income (loss) (l)	(0.35	)(a)	1.59	0.99	1.28	1.14	0.84
Portfolio turnover	1	(n)	4	2	2	8	6
Net assets at end of period (000 omitted)	$233,355		$246,552	$212,909	$141,317	$79,540	$66,987

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class R4			2015	2014	2013	2012	2011

Net asset value, beginning of period	$17.00		$17.04	$15.11	$12.24	$14.51	$10.98
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.31	$0.23	$0.22	$0.19	$0.12
Net realized and unrealized gain (loss) on investments	(1.03)		(0.12)	1.88	2.83	(2.32)	3.53
Total from investment operations	$(1.04)		$0.19	$2.11	$3.05	$(2.13)	$3.65
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.18)	$(0.18)	$(0.14)	$(0.12)
Net asset value, end of period (x)	$15.96		$17.00	$17.04	$15.11	$12.24	$14.51
Total return (%) (r)(s)(x)	(6.12	)(n)	1.23	13.97	24.98	(14.66)	33.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.12	(a)	0.14	0.11	0.08	0.03	0.04
Expenses after expense reductions (f)(h)	0.10	(a)	0.10	0.10	0.08	0.03	0.04
Net investment income (loss) (l)	(0.10	)(a)	1.86	1.43	1.56	1.48	0.93
Portfolio turnover	1	(n)	4	2	2	8	6
Net assets at end of period (000 omitted)	$444,280		$467,961	$328,533	$142,166	$83,109	$6,308

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class 529A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$16.79		$16.84	$14.94	$12.11	$14.36	$10.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.25	$0.16	$0.18	$0.14	$0.10
Net realized and unrealized gain (loss) on investments	(1.01)		(0.11)	1.88	2.79	(2.29)	3.47
Total from investment operations	$(1.04)		$0.14	$2.04	$2.97	$(2.15)	$3.57
Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.14)	$(0.14)	$(0.10)	$(0.09)
Net asset value, end of period (x)	$15.75		$16.79	$16.84	$14.94	$12.11	$14.36
Total return (%) (r)(s)(t)(x)	(6.19	)(n)	0.92	13.69	24.62	(14.95)	32.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	(a)	0.49	0.45	0.43	0.38	0.39
Expenses after expense reductions (f)(h)	0.37	(a)	0.37	0.35	0.37	0.33	0.39
Net investment income (loss) (l)	(0.37	)(a)	1.53	1.04	1.26	1.12	0.79
Portfolio turnover	1	(n)	4	2	2	8	6
Net assets at end of period (000 omitted)	$6,302		$6,430	$5,730	$4,504	$3,195	$3,496

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class 529B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$16.69		$16.73	$14.85	$12.00	$14.22	$10.80
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$0.13	$0.04	$0.04	$0.04	$0.01
Net realized and unrealized gain (loss) on investments	(1.01)		(0.11)	1.86	2.81	(2.26)	3.43
Total from investment operations	$(1.10)		$0.02	$1.90	$2.85	$(2.22)	$3.44
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.02)	$—	$—	$(0.02)
Net asset value, end of period (x)	$15.59		$16.69	$16.73	$14.85	$12.00	$14.22
Total return (%) (r)(s)(t)(x)	(6.59	)(n)	0.14	12.77	23.75	(15.61)	31.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	(a)	1.23	1.20	1.19	1.13	1.14
Expenses after expense reductions (f)(h)	1.14	(a)	1.15	1.15	1.13	1.09	1.14
Net investment income (loss) (l)	(1.14	)(a)	0.83	0.25	0.27	0.31	0.07
Portfolio turnover	1	(n)	4	2	2	8	6
Net assets at end of period (000 omitted)	$409		$386	$443	$387	$449	$611

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/15 (unaudited)		Years ended 5/31
Class 529C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$16.45		$16.50	$14.66	$11.89	$14.10	$10.72
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.09)		$0.14	$0.04	$0.06	$0.05	$0.00	(w)
Net realized and unrealized gain (loss) on investments	(0.99)		(0.12)	1.84	2.75	(2.24)	3.41
Total from investment operations	$(1.08)		$0.02	$1.88	$2.81	$(2.19)	$3.41
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.04)	$(0.04)	$(0.02)	$(0.03)
Net asset value, end of period (x)	$15.37		$16.45	$16.50	$14.66	$11.89	$14.10
Total return (%) (r)(s)(t)(x)	(6.57	)(n)	0.12	12.86	23.69	(15.55)	31.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	(a)	1.23	1.20	1.18	1.13	1.14
Expenses after expense reductions (f)(h)	1.14	(a)	1.14	1.15	1.13	1.08	1.14
Net investment income (loss) (l)	(1.14	)(a)	0.88	0.23	0.41	0.37	0.01
Portfolio turnover	1	(n)	4	2	2	8	6
Net assets at end of period (000 omitted)	$2,292		$2,423	$2,381	$2,221	$1,689	$1,983

See Notes to Financial Statements

20

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Diversification Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

The investment objective of each of the underlying funds held by the fund at November 30, 2015 was to seek capital appreciation.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

22

Notes to Financial Statements (unaudited) – continued

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information

23

Notes to Financial Statements (unaudited) – continued

from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,528,632,096	$—	$—	$4,528,632,096

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging

24

Notes to Financial Statements (unaudited) – continued

can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended November 30, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items

25

Notes to Financial Statements (unaudited) – continued

of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/15
Ordinary income (including any short-term capital gains)	$49,083,204

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/15
Cost of investments	$4,232,117,221
Gross appreciation	384,630,378
Gross depreciation	(88,115,503)
Net unrealized appreciation (depreciation)	$296,514,875

As of 5/31/15
Undistributed ordinary income	70,207,007
Capital loss carryforwards	(97,332,743)
Net unrealized appreciation (depreciation)	592,798,847

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after May 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2015, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
5/31/18	$(42,459,409)
5/31/19	(54,873,334)
Total	$(97,332,743)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally

26

Notes to Financial Statements (unaudited) – continued

due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/15	Year ended 5/31/15
Class A	$—	$27,153,146
Class B	—	137,087
Class C	—	2,079,191
Class I	—	10,643,377
Class R1	—	59,107
Class R2	—	593,238
Class R3	—	2,746,370
Class R4	—	5,592,685
Class 529A	—	67,498
Class 529B	—	1,515
Class 529C	—	9,990
Total	$—	$49,083,204

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fee, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that fund operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2016. For the six months ended November 30, 2015, this reduction amounted to $446,113 and is included in the reduction of total expenses in the Statement of Operations.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $434,303 and $2,699 for the six months ended November 30, 2015, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

27

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,918,947
Class B	0.75%	0.25%	1.00%	1.00%	218,069
Class C	0.75%	0.25%	1.00%	1.00%	2,413,248
Class R1	0.75%	0.25%	1.00%	1.00%	47,497
Class R2	0.25%	0.25%	0.50%	0.50%	148,776
Class R3	—	0.25%	0.25%	0.25%	294,651
Class 529A	—	0.25%	0.25%	0.22%	7,794
Class 529B	0.75%	0.25%	1.00%	0.99%	1,931
Class 529C	0.75%	0.25%	1.00%	0.99%	11,662
Total Distribution and Service Fees					$6,062,575

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2015, this rebate amounted to $3,923, $15, $236, $810, $25, and $159 for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2015, were as follows:

Amount
Class A	$6,661
Class B	16,806
Class C	13,976
Class 529B	—
Class 529C	12

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to

28

Notes to Financial Statements (unaudited) – continued

0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on September 30, 2016, unless MFD elects to extend the waiver. For the six months ended November 30, 2015, this waiver amounted to $2,239 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended November 30, 2015 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended November 30, 2015, were as follows:

	Fee	Waiver
Class 529A	$3,118	$1,559
Class 529B	193	97
Class 529C	1,166	583
Total Program Manager Fees and Waivers	$4,477	$2,239

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the fund. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended November 30, 2015, shareholder servicing expenses incurred by the fund, including out-of-pocket expenses, are disclosed in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2015 was equivalent to an annual effective rate of 0.0004% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an

29

Notes to Financial Statements (unaudited) – continued

Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2015, the fee paid by the fund under this agreement was $5,222 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended November 30, 2015, purchases and sales of shares of underlying funds aggregated $214,805,728 and $40,030,680, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/15		Year ended 5/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	15,609,131	$250,619,292	24,481,182	$402,881,100
Class B	207,461	3,323,843	279,004	4,559,761
Class C	2,733,969	43,369,525	4,775,663	77,649,194
Class I	13,547,473	219,032,185	21,476,679	358,081,458
Class R1	79,912	1,250,916	291,711	4,625,226
Class R2	639,134	10,039,092	1,221,731	19,897,366
Class R3	2,109,133	33,582,363	6,034,665	98,573,240
Class R4	2,838,829	46,037,747	11,598,347	192,092,696
Class 529A	38,812	615,762	86,384	1,402,835
Class 529B	4,259	64,989	2,000	32,171
Class 529C	10,811	170,549	29,381	465,398
	37,818,924	$608,106,263	70,276,747	$1,160,260,445

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/15		Year ended 5/31/15
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,666,785	$26,301,863
Class B	—	—	8,093	126,901
Class C	—	—	107,096	1,664,270
Class I	—	—	510,254	8,113,047
Class R1	—	—	3,858	59,107
Class R2	—	—	27,627	430,148
Class R3	—	—	175,149	2,746,336
Class R4	—	—	314,954	4,992,013
Class 529A	—	—	4,298	67,394
Class 529B	—	—	97	1,515
Class 529C	—	—	649	9,990
	—	$—	2,818,860	$44,512,584

Shares reacquired
Class A	(12,450,231)	$(198,764,462)	(29,826,164)	$(489,621,153)
Class B	(382,278)	(6,056,629)	(1,261,752)	(20,564,040)
Class C	(2,315,280)	(36,342,564)	(4,985,281)	(79,969,169)
Class I	(6,309,293)	(101,186,677)	(12,321,293)	(201,735,332)
Class R1	(120,208)	(1,875,249)	(229,497)	(3,638,731)
Class R2	(538,608)	(8,558,780)	(1,272,367)	(20,413,049)
Class R3	(1,977,008)	(31,549,226)	(4,168,036)	(68,115,432)
Class R4	(2,540,069)	(40,570,592)	(3,657,358)	(60,262,866)
Class 529A	(21,599)	(338,306)	(47,987)	(788,279)
Class 529B	(1,132)	(18,247)	(5,484)	(88,732)
Class 529C	(8,950)	(138,623)	(27,104)	(428,479)
	(26,664,656)	$(425,399,355)	(57,802,323)	$(945,625,262)

Net change
Class A	3,158,900	$51,854,830	(3,678,197)	$(60,438,190)
Class B	(174,817)	(2,732,786)	(974,655)	(15,877,378)
Class C	418,689	7,026,961	(102,522)	(655,705)
Class I	7,238,180	117,845,508	9,665,640	164,459,173
Class R1	(40,296)	(624,333)	66,072	1,045,602
Class R2	100,526	1,480,312	(23,009)	(85,535)
Class R3	132,125	2,033,137	2,041,778	33,204,144
Class R4	298,760	5,467,155	8,255,943	136,821,843
Class 529A	17,213	277,456	42,695	681,950
Class 529B	3,127	46,742	(3,387)	(55,046)
Class 529C	1,861	31,926	2,926	46,909
	11,154,268	$182,706,908	15,293,284	$259,147,767

31

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2015, the fund’s commitment fee and interest expense were $7,300 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	15,762,653	1,885,722	(387,303)	17,261,072
MFS Institutional Money Market Portfolio	2,325,055	100,293,835	(97,197,417)	5,421,473
MFS International Growth Fund	40,943,460	1,483,309	(75,896)	42,350,873
MFS International New Discovery Fund	15,418,399	401,324	(188,327)	15,631,396
MFS International Value Fund	31,960,694	491,361	(618,592)	31,833,463
MFS Research International Fund	77,845,932	5,669,611	(56,272)	83,459,271

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$512,686	$—	$—	$446,198,720
MFS Institutional Money Market Portfolio	—	—	2,643	5,421,473
MFS International Growth Fund	700,472	—	—	1,130,768,321
MFS International New Discovery Fund	2,072,586	—	—	454,092,045
MFS International Value Fund	8,290,142	—	—	1,136,772,976
MFS Research International Fund	327,170	—	—	1,355,378,561

	$11,903,056	$—	$2,643	$4,528,632,096

32

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

33

Board Review of Investment Advisory Agreement – continued

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”).

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Lipper expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due

34

Board Review of Investment Advisory Agreement – continued

to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

35

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

36

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2015

MFS® MANAGED WEALTH FUND

MGW-SEM

MFS® MANAGED WEALTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

A disparity in the pace of economic growth between the United States and much of the rest of the world has led to a divergence in central bank policies.

The U.S. economy continues its modest recovery, fed by strengthening labor and housing markets. Confident consumers are spending, even as corporations post smaller profits, held back by the strong U.S. dollar, diminished demand for exports, and the significant drop in energy and other commodity prices. Accordingly, the U.S. Federal Reserve has signaled a desire to gradually transition from the stimulative low interest rate environment of recent years.

In contrast, central banks in China, Japan and Europe are seeking new ways to revive their respective economies. China’s slowing growth has had a global impact, particularly for commodity-exporting nations. Japan’s government plans to shift its focus to a more worker-driven, bottom-up stimulus after limited success in promoting exports through a weaker yen. And the European Central Bank appears determined to prevent deflation by extending its quantitative easing program.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

January 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Tactical Overlay (b)		Net Market Exposure (c)
Equity	U.S. Large Cap	52.5%	(29.4)%		23.1%
	Europe ex-U.K.	15.3%	(8.3)%		7.0%
	United Kingdom	6.3%	(3.7)%		2.6%
	North America ex-U.S.	1.6%	(0.0)%	(o)	1.6%
	Emerging Markets	1.6%	(0.0)%	(o)	1.6%
	Developed - Middle East/Africa	0.2%	(0.1)%		0.1%
	Japan	4.0%	(4.2)%		(0.2)%
	Asia/Pacific ex-Japan	1.7%	(2.0)%		(0.3)%
	U.S. Small/Mid Cap	4.6%	(9.8)%		(5.2)%
Real Estate-Related	U.S.	0.6%	0.0%		0.6%
Cash	Cash & Cash Equivalents (d)	1.3%	10.1%		11.4%
	Other (e)	0.0%	57.7%		57.7%

Top ten holdings (c)
Nestle S.A.	1.5%
JPMorgan Chase & Co.	1.4%
Danaher Corp.	1.2%
Visa, Inc., “A”	1.2%
Amazon.com, Inc.	1.1%
Bayer AG	1.1%
Alphabet, Inc., “A”	1.1%
Mini MSCI EAFE Index Future DEC 2015	(18.2)%
Russell 1000 Mini Value Index Future DEC 2015	(18.3)%
Russell 1000 Mini Growth Index Future DEC 2015	(18.6)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)

For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time.

2

Portfolio Composition – continued

(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
(o)	Less than 0.1%.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages of equity, real estate-related, and cash investments reflect the active exposure to the underlying holdings of the MFS Growth Fund, MFS Institutional International Equity Fund, and MFS Value Fund (the “underlying funds”) and not to the exposure from investing directly in the underlying fund itself. Top ten holdings also reflect exposure of investing in the underlying holdings of the underlying funds.

Percentages are based on net assets as of 11/30/15.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2015 through November 30, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2015 through November 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/15	Ending Account Value 11/30/15	Expenses Paid During Period (p) 6/01/15-11/30/15
A	Actual	0.81%	$1,000.00	$998.03	$4.05
	Hypothetical (h)	0.81%	$1,000.00	$1,020.95	$4.09
B	Actual	1.66%	$1,000.00	$994.07	$8.28
	Hypothetical (h)	1.66%	$1,000.00	$1,016.70	$8.37
C	Actual	1.66%	$1,000.00	$994.05	$8.28
	Hypothetical (h)	1.66%	$1,000.00	$1,016.70	$8.37
I	Actual	0.66%	$1,000.00	$999.02	$3.30
	Hypothetical (h)	0.66%	$1,000.00	$1,021.70	$3.34
R1	Actual	1.66%	$1,000.00	$993.09	$8.27
	Hypothetical (h)	1.66%	$1,000.00	$1,016.70	$8.37
R2	Actual	1.16%	$1,000.00	$996.06	$5.79
	Hypothetical (h)	1.16%	$1,000.00	$1,019.20	$5.86
R3	Actual	0.91%	$1,000.00	$998.03	$4.55
	Hypothetical (h)	0.91%	$1,000.00	$1,020.45	$4.60
R4	Actual	0.66%	$1,000.00	$999.02	$3.30
	Hypothetical (h)	0.66%	$1,000.00	$1,021.70	$3.34

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.10%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Underlying Affiliated Funds - 90.0%
Issuer	Shares/Par	Value ($)
MFS Growth Fund - Class R5	255,068	$19,755,007
MFS Institutional International Equity Fund	915,958	19,564,873
MFS Value Fund - Class R5	559,238	19,634,838
Total Underlying Affiliated Funds (Identified Cost, $58,858,045)		$58,954,718

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased - 0.2%
Russell 2000 Index - December 2015 @ $1,000	$4	$140
Russell 2000 Index - January 2016 @ $1,050	18	5,184
Russell 2000 Index - March 2016 @ $1,050	7	9,100
Russell 2000 Index - March 2016 @ $1,000	17	13,430
Russell 2000 Index - June 2016 @ $970	10	15,200
Russell 2000 Index - September 2016 @ $950	12	26,280
S&P 500 Index - January 2016 @1,900	16	13,920
S&P 500 Index - March 2016 @ $1,750	14	18,340
S&P 500 Index - June 2016 @ $1,675	6	14,178
Total Put Options Purchased (Premiums Paid, $233,991)		$115,772

Issuer	Shares/Par
Money Market Funds - 7.5%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	4,909,277	$4,909,277

Other Assets, Less Liabilities - 2.3%		1,500,060
Net Assets - 100.0%		$65,479,827

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

6

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 11/30/15

Futures Contracts at 11/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
Mini MSCI EAFE Index (Short)	USD	137	$11,946,400	December - 2015	$(152,951)
Russell 1000 Mini Growth Index (Short)	USD	120	12,202,800	December - 2015	(569,636)
Russell 1000 Mini Value Index (Short)	USD	121	11,951,170	December - 2015	(606,501)

					$(1,329,088)

At November 30, 2015, the fund had cash collateral of $1,450,200 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $233,991)	$115,772
Underlying affiliated funds, at value (identified cost $63,767,322)	63,863,995
Total investments, at value (identified cost, $64,001,313)	$63,979,767
Deposits with brokers	1,450,200
Receivables for
Daily variation margin on open futures contracts	95,295
Investments sold	7,059
Fund shares sold	7,132
Receivable from distributor	173
Other assets	18
Total assets	$65,539,644
Liabilities
Payable for investments purchased	$5,132
Payable to affiliates
Investment adviser	849
Shareholder servicing costs	182
Payable for independent Trustees’ compensation	10
Accrued expenses and other liabilities	53,644
Total liabilities	$59,817
Net assets	$65,479,827
Net assets consist of
Paid-in capital	$65,118,571
Unrealized appreciation (depreciation) on investments	(1,350,634)
Accumulated net realized gain (loss) on investments	1,773,924
Accumulated net investment loss	(62,034)
Net assets	$65,479,827
Shares of beneficial interest outstanding	6,448,955

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,152,901	409,082	$10.15
Class B	60,471	6,009	10.06
Class C	2,491,521	248,467	10.03
Class I	58,572,499	5,765,390	10.16
Class R1	50,533	5,021	10.06
Class R2	50,632	5,005	10.12
Class R3	50,630	4,995	10.14
Class R4	50,640	4,986	10.16

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.77 [100 / 94.25 x $10.15]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment loss
Dividends from underlying affiliated funds	$169,758
Expenses
Management fee	$102,134
Distribution and service fees	12,813
Shareholder servicing costs	1,891
Administrative services fee	9,446
Independent Trustees’ compensation	653
Custodian fee	22,073
Shareholder communications	2,930
Audit and tax fees	18,855
Legal fees	128
Registration fees	47,567
Miscellaneous	7,220
Total expenses	$225,710
Reduction of expenses by investment adviser and distributor	(21,256)
Net expenses	$204,454
Net investment loss	$(34,696)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(80,547)
Underlying affiliated funds	(250)
Capital gain distributions from underlying affiliated funds	36,972
Written options	(2,638)
Futures contracts	1,719,166
Net realized gain (loss) on investments	$1,672,703
Change in unrealized appreciation (depreciation)
Investments	$(909,942)
Written options	(7,820)
Futures contracts	(790,515)
Net unrealized gain (loss) on investments	$(1,708,277)
Net realized and unrealized gain (loss) on investments	$(35,574)
Change in net assets from operations	$(70,270)

See Notes to Financial Statements

9

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/15 (unaudited)	Period ended 5/31/15 (c)
From operations
Net investment income (loss)	$(34,696)	$126,762
Net realized gain (loss) on investments	1,672,703	132,149
Net unrealized gain (loss) on investments	(1,708,277)	357,643
Change in net assets from operations	$(70,270)	$616,554
Distributions declared to shareholders
From net investment income	$—	$(185,028)
From tax return of capital	—	(989)
Total distributions declared to shareholders	$—	$(186,017)
Change in net assets from fund share transactions	$28,662,684	$36,456,876
Total change in net assets	$28,592,414	$36,887,413
Net assets
At beginning of period	36,887,413	—
At end of period (including net investment loss of $62,034 and accumulated distributions in excess of net investment income of $27,338, respectively)	$65,479,827	$36,887,413

(c)	For the period from the commencement of the fund’s investment operations, June 27, 2014, through the stated period end.

See Notes to Financial Statements

10

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 11/30/15 (unaudited)		Period ended 5/31/15 (c)

Net asset value, beginning of period	$10.17		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		0.19
Total from investment operations	$(0.02)		$0.24
Less distributions declared to shareholders
From net investment income	$—		$(0.07)
From tax return of capital	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.07)
Net asset value, end of period (x)	$10.15		$10.17
Total return (%) (r)(s)(t)(x)	(0.20	)(n)	2.46	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.98	(a)	1.35	(a)
Expenses after expense reductions (f)(h)	0.81	(a)	0.73	(a)
Net investment income (loss)	(0.27	)(a)(l)	0.51	(a)
Portfolio turnover	0	(n)(u)	0	(n)(u)
Net assets at end of period (000 omitted)	$4,153		$2,418

See Notes to Financial Statements

11

Financial Highlights – continued

Class B	Six months ended 11/30/15 (unaudited)		Period ended 5/31/15 (c)

Net asset value, beginning of period	$10.13		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		0.19
Total from investment operations	$(0.07)		$0.15
Less distributions declared to shareholders
From net investment income	$—		$(0.02)
From tax return of capital	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.02)
Net asset value, end of period (x)	$10.06		$10.13
Total return (%) (r)(s)(t)(x)	(0.69	)(n)	1.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.74	(a)	2.21	(a)
Expenses after expense reductions (f)(h)	1.66	(a)	1.66	(a)
Net investment loss	(1.08	)(a)(l)	(0.43	)(a)
Portfolio turnover	0	(n)(u)	0	(n)(u)
Net assets at end of period (000 omitted)	$60		$111

See Notes to Financial Statements

12

Financial Highlights – continued

Class C	Six months ended 11/30/15 (unaudited)		Period ended 5/31/15 (c)

Net asset value, beginning of period	$10.09		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.00	)(w)	0.23	(g)
Total from investment operations	$(0.06)		$0.15
Less distributions declared to shareholders
From net investment income	$—		$(0.06)
From tax return of capital	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.06)
Net asset value, end of period (x)	$10.03		$10.09
Total return (%) (r)(s)(t)(x)	(0.59	)(n)	1.53	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.73	(a)	2.05	(a)
Expenses after expense reductions (f)(h)	1.66	(a)	1.66	(a)
Net investment loss	(1.16	)(a)(l)	(0.90	)(a)
Portfolio turnover	0	(n)(u)	0	(n)(u)
Net assets at end of period (000 omitted)	$2,492		$960

See Notes to Financial Statements

13

Financial Highlights – continued

Class I	Six months ended 11/30/15 (unaudited)		Period ended 5/31/15 (c)

Net asset value, beginning of period	$10.17		$10.00
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		0.20
Total from investment operations	$(0.01)		$0.25
Less distributions declared to shareholders
From net investment income	$—		$(0.08)
From tax return of capital	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.08)
Net asset value, end of period (x)	$10.16		$10.17
Total return (%) (r)(s)(x)	(0.10	)(n)	2.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73	(a)	1.17	(a)
Expenses after expense reductions (f)(h)	0.66	(a)	0.66	(a)
Net investment income (loss)	(0.08	)(a)(l)	0.59	(a)
Portfolio turnover	0	(n)(u)	0	(n)(u)
Net assets at end of period (000 omitted)	$58,572		$32,990

See Notes to Financial Statements

14

Financial Highlights – continued

Class R1	Six months ended 11/30/15 (unaudited)		Period ended 5/31/15 (c)

Net asset value, beginning of period	$10.13		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.05)		$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		0.19
Total from investment operations	$(0.07)		$0.15
Less distributions declared to shareholders
From net investment income	$—		$(0.02)
From tax return of capital	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.02)
Net asset value, end of period (x)	$10.06		$10.13
Total return (%) (r)(s)(x)	(0.69	)(n)	1.55	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.74	(a)	2.22	(a)
Expenses after expense reductions (f)(h)	1.66	(a)	1.66	(a)
Net investment loss	(1.08	)(a)(l)	(0.40	)(a)
Portfolio turnover	0	(n)(u)	0	(n)(u)
Net assets at end of period (000 omitted)	$51		$102

See Notes to Financial Statements

15

Financial Highlights – continued

Class R2	Six months ended 11/30/15 (unaudited)		Period ended 5/31/15 (c)

Net asset value, beginning of period	$10.15		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.00	)(w)	0.19
Total from investment operations	$(0.03)		$0.20
Less distributions declared to shareholders
From net investment income	$—		$(0.05)
From tax return of capital	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.05)
Net asset value, end of period (x)	$10.12		$10.15
Total return (%) (r)(s)(x)	(0.30	)(n)	2.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.72	(a)
Expenses after expense reductions (f)(h)	1.16	(a)	1.16	(a)
Net investment income (loss)	(0.58	)(a)(l)	0.10	(a)
Portfolio turnover	0	(n)(u)	0	(n)(u)
Net assets at end of period (000 omitted)	$51		$102

See Notes to Financial Statements

16

Financial Highlights – continued

Class R3	Six months ended 11/30/15 (unaudited)		Period ended 5/31/15 (c)

Net asset value, beginning of period	$10.16		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(0.00	)(w)	0.19
Total from investment operations	$(0.02)		$0.22
Less distributions declared to shareholders
From net investment income	$—		$(0.06)
From tax return of capital	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.06)
Net asset value, end of period (x)	$10.14		$10.16
Total return (%) (r)(s)(x)	(0.20	)(n)	2.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.99	(a)	1.47	(a)
Expenses after expense reductions (f)(h)	0.91	(a)	0.91	(a)
Net investment income (loss)	(0.33	)(a)(l)	0.35	(a)
Portfolio turnover	0	(n)(u)	0	(n)(u)
Net assets at end of period (000 omitted)	$51		$102

See Notes to Financial Statements

17

Financial Highlights – continued

Class R4	Six months ended 11/30/15 (unaudited)		Period ended 5/31/15 (c)

Net asset value, beginning of period	$10.17		$10.00
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		0.19
Total from investment operations	$(0.01)		$0.25
Less distributions declared to shareholders
From net investment income	$—		$(0.08)
From tax return of capital	—		(0.00	)(w)
Total distributions declared to shareholders	$—		$(0.08)
Net asset value, end of period (x)	$10.16		$10.17
Total return (%) (r)(s)(x)	(0.10	)(n)	2.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.74	(a)	1.22	(a)
Expenses after expense reductions (f)(h)	0.66	(a)	0.66	(a)
Net investment income (loss)	(0.09	)(a)(l)	0.60	(a)
Portfolio turnover	0	(n)(u)	0	(n)(u)
Net assets at end of period (000 omitted)	$51		$102

See Notes to Financial Statements

18

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 27, 2014, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(u)	Portfolio turnover is less than 1%.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Managed Wealth Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

The investment objective of each of the underlying funds held by the fund at November 30, 2015 was to seek capital appreciation.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted

20

Notes to Financial Statements (unaudited) – continued

or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments

21

Notes to Financial Statements (unaudited) – continued

are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not

22

Notes to Financial Statements (unaudited) – continued

reflected in total investments, such as futures contracts. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$33,422	$82,350	$—	$115,772
Mutual Funds	63,863,995	—	—	63,863,995
Total Investments	$63,897,417	$82,350	$—	$63,979,767

Other Financial Instruments
Futures Contracts	$(1,329,088)	$—	$—	$(1,329,088)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options, purchased options, and futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Equity Futures	$—	$(1,329,088)
Equity	Purchased Equity Options	115,772	—
Total		$115,772	$(1,329,088)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

23

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Investments (Purchased Options)	Written Options
Equity	$1,719,166	$(80,547)	$(2,638)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Investments (Purchased Options)	Written Options
Equity	$(790,515)	$5,143	$(7,820)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

24

Notes to Financial Statements (unaudited) – continued

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of November 30, 2015:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$95,295	$—
Purchased Options	115,772	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$211,067	$—
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	211,067	—
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$—	$—

(a)	The amount presented here represents the fund’s current day net variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

Written Options – In exchange for a premium, the fund wrote covered call options as part of an option collar strategy with purchased put options to protect existing unrealized gains on securities and limit the exposure from a decline in the underlying security share price. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

25

Notes to Financial Statements (unaudited) – continued

The following table represents the written option activity in the fund during the six months ended November 30, 2015:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	10	$7,970
Options written	18	10,746
Options closed	(18)	(10,746)
Options expired	(10)	(7,970)
Outstanding, end of period	—	$—

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less

26

Notes to Financial Statements (unaudited) – continued

counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the six months ended November 30, 2015, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items

27

Notes to Financial Statements (unaudited) – continued

of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal period is as follows:

5/31/15 (c)
Ordinary income (including any short-term capital gains)	$185,028
Tax return of capital (b)	989
Total distributions	$186,017

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
(c)	For the period from the commencement of the fund’s investment operations, June 27, 2014, through the stated period end.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/15
Cost of investments	$64,002,469
Gross appreciation	1,211,737
Gross depreciation	(1,234,439)
Net unrealized appreciation (depreciation)	$(22,702)

As of 5/31/15
Capital loss carryforwards	(551,739)
Late year ordinary loss deferral	(26,212)
Other temporary differences	122,236
Net unrealized appreciation (depreciation)	887,241

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(399,245)
Long-Term	(152,494)
Total	$(551,739)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

28

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Six months ended 11/30/15	Period ended 5/31/15 (c)	Six months ended 11/30/15	Period ended 5/31/15 (c)
Class A	$—	$7,690	$—	$41
Class B	—	250	—	1
Class C	—	3,838	—	21
Class I	—	171,113	—	915
Class R1	—	248	—	1
Class R2	—	502	—	3
Class R3	—	630	—	3
Class R4	—	757	—	4
Total	$—	$185,028	$—	$989

(c)	For the period from the commencement of the fund’s investment operations, June 27 2014, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.35% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended November 30, 2015, this management fee reduction amounted to $2,091 which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended November 30, 2015, was equivalent to an annual effective rate of 0.34% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4
0.91%	1.66%	1.66%	0.66%	1.66%	1.16%	0.91%	0.66%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2016. For the six months ended November 30, 2015, this reduction amounted to $17,509 and is included in the reduction of total expenses in the Statement of Operations.

29

Notes to Financial Statements (unaudited) – continued

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $3,068 for the six months ended November 30, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$4,033
Class B	0.75%	0.25%	1.00%	1.00%	452
Class C	0.75%	0.25%	1.00%	1.00%	7,641
Class R1	0.75%	0.25%	1.00%	1.00%	392
Class R2	0.25%	0.25%	0.50%	0.50%	196
Class R3	—	0.25%	0.25%	0.25%	99
Total Distribution and Service Fees					$12,813

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended November 30, 2015 this rebate amounted to $1,656 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2015 were as follows:

Amount
Class A	$—
Class B	—
Class C	128

30

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2015, the fee was $530, which equated to 0.0018% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended November 30, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,361.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2015 was equivalent to an annual effective rate of 0.0324% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended November 30, 2015, the fee paid by the fund under this agreement was $59 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

31

Notes to Financial Statements (unaudited) – continued

MFS purchased the following shares of the fund for the amounts and dates noted below:

Date	Share Class	Shares	Amount
6/26/14	Class A	10,000	$100,000
6/26/14	Class B	10,000	100,000
6/26/14	Class C	10,000	100,000
6/26/14	Class R1	10,000	100,000
6/26/14	Class R2	10,000	100,000
6/26/14	Class R3	10,000	100,000
6/26/14	Class R4	10,000	100,000
6/26/14	Class I	1,930,000	19,300,000
3/18/15	Class I	50,862	518,284
5/22/15	Class I	57,399	586,045
5/27/15	Class I	59,101	604,011
5/28/15	Class I	68,244	696,771
5/29/15	Class I	109,662	1,115,266
6/2/15	Class I	186,837	1,900,128
6/4/15	Class I	39,496	401,675
6/5/15	Class I	20,174	204,565
6/8/15	Class I	25,052	253,780
6/9/15	Class I	25,410	257.403
6/10/15	Class I	1,472,031	15,000,000

MFS redeemed the following shares of the fund for the amounts and dates noted below:

Date	Share Class	Shares	Amount
9/9/15	Class B	5,004	$49,640
9/9/15	Class C	5,022	49,617
9/9/15	Class R1	5,004	49,640
9/9/15	Class R2	5,045	50,198
9/9/15	Class R3	5,068	50,528
9/9/15	Class R4	5,090	50,849

At November 30, 2015, MFS held approximately 84%, 70%, 100%, 100%, 100%, and 100% of the outstanding shares of Class B, Class I, Class R1, Class R2, Class R3, and Class R4, respectively.

(4) Portfolio Securities

For the six months ended November 30, 2015, purchases and sales of shares of underlying funds aggregated $26,673,549 and $96,468, respectively.

32

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/15		Period ended 5/31/15 (c)
	Shares	Amount	Shares	Amount
Shares sold
Class A	219,386	$2,215,692	304,853	$3,079,853
Class B	439	4,468	11,043	110,278
Class C	164,080	1,648,328	95,335	953,582
Class I	2,556,695	26,000,412	3,244,364	32,583,882
Class R1	—	—	10,000	100,000
Class R2	—	—	10,000	100,000
Class R3	—	—	10,000	100,000
Class R4	—	—	10,000	100,000
	2,940,600	$29,868,900	3,695,595	$37,127,595

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	772	$7,731
Class B	—	—	25	251
Class C	—	—	387	3,859
Class I	—	—	17,109	171,256
Class R1	—	—	25	249
Class R2	—	—	50	505
Class R3	—	—	63	633
Class R4	—	—	76	761
	—	$—	18,507	$185,245

Shares reacquired
Class A	(48,152)	$(482,240)	(67,777)	$(676,275)
Class B	(5,437)	(53,957)	(61)	(609)
Class C	(10,772)	(106,336)	(563)	(5,692)
Class I	(35,618)	(362,468)	(17,160)	(173,388)
Class R1	(5,004)	(49,640)	—	—
Class R2	(5,045)	(50,198)	—	—
Class R3	(5,068)	(50,528)	—	—
Class R4	(5,090)	(50,849)	—	—
	(120,186)	$(1,206,216)	(85,561)	$(855,964)

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/15		Period ended 5/31/15 (c)
	Shares	Amount	Shares	Amount
Net change
Class A	171,234	$1,733,452	237,848	$2,411,309
Class B	(4,998)	(49,489)	11,007	109,920
Class C	153,308	1,541,992	95,159	951,749
Class I	2,521,077	25,637,944	3,244,313	32,581,750
Class R1	(5,004)	(49,640)	10,025	100,249
Class R2	(5,045)	(50,198)	10,050	100,505
Class R3	(5,068)	(50,528)	10,063	100,633
Class R4	(5,090)	(50,849)	10,076	100,761
	2,820,414	$28,662,684	3,628,541	$36,456,876

(c)	For the period from the commencement of the fund’s investment operations, June 27 2014, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2015, the fund’s commitment fee and interest expense were $53 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

34

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Growth Fund	147,222	108,605	(759)	255,068
MFS Institutional International Equity Fund	477,871	439,115	(1,028)	915,958
MFS Institutional Money Market Portfolio	3,259,770	24,070,063	(22,420,556)	4,909,277
MFS Value Fund	308,967	250,675	(404)	559,238

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Growth Fund	$233	$36,972	$—	$19,755,007
MFS Institutional International Equity Fund	(331)	—	—	19,564,873
MFS Institutional Money Market Portfolio	—	—	3,002	4,909,277
MFS Value Fund	(152)	—	166,756	19,634,838

	$(250)	$36,972	$169,758	$63,863,995

35

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (ii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (iii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (iv) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (v) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the

36

Board Review of Investment Advisory Agreement – continued

Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

The Fund commenced operations on June 27, 2014, and has a limited operating history and performance record. As a result, the Trustees did not receive information provided by Lipper Inc. on the investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing this information and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account that the Fund’s advisory fee is lower than the Lipper expense group median and that MFS observes an expense limitation for the Fund, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also

37

Board Review of Investment Advisory Agreement – continued

noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

38

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

39

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2015

MFS® BLENDED RESEARCH® VALUE EQUITY FUND

BRU-SEM

MFS® BLENDED RESEARCH®

VALUE EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

A disparity in the pace of economic growth between the United States and much of the rest of the world has led to a divergence in central bank policies.

The U.S. economy continues its modest recovery, fed by strengthening labor and housing markets. Confident consumers are spending, even as corporations post smaller profits, held back by the strong U.S. dollar, diminished demand for exports, and the significant drop in energy and other commodity prices. Accordingly, the U.S. Federal Reserve has signaled a desire to gradually transition from the stimulative low interest rate environment of recent years.

In contrast, central banks in China, Japan and Europe are seeking new ways to revive their respective economies. China’s slowing growth has had a global impact, particularly for commodity-exporting nations. Japan’s government plans to shift its focus to a more worker-driven, bottom-up stimulus after limited success in promoting exports through a weaker yen. And the European Central Bank appears determined to prevent deflation by extending its quantitative easing program.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

January 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	3.8%
Wells Fargo & Co.	3.7%
Cisco Systems, Inc.	2.5%
Exxon Mobil Corp.	2.1%
Goldman Sachs Group, Inc.	2.0%
Merck & Co., Inc.	2.0%
General Electric Co.	1.9%
Procter & Gamble Co.	1.8%
Northrop Grumman Corp.	1.8%
MetLife, Inc.	1.7%

Equity sectors
Financial Services	28.1%
Energy	12.9%
Health Care	11.6%
Technology	8.2%
Utilities & Communications	8.1%
Industrial Goods & Services	8.1%
Consumer Staples	5.9%
Retailing	3.5%
Leisure	3.2%
Autos & Housing	3.1%
Basic Materials	2.8%
Special Products & Services	2.5%
Transportation	1.3%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 11/30/15.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 15, 2015 through November 30, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 15, 2015 through November 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/15/15	Ending Account Value 11/30/15	Expenses Paid During Period (p) 9/15/15-11/30/15
A	Actual	0.71%	$1,000.00	$1,055.00	$1.53
	Hypothetical (h)	0.71%	$1,000.00	$1,021.45	$3.59
B	Actual	1.46%	$1,000.00	$1,054.00	$3.15
	Hypothetical (h)	1.46%	$1,000.00	$1,017.70	$7.36
C	Actual	1.46%	$1,000.00	$1,054.00	$3.15
	Hypothetical (h)	1.46%	$1,000.00	$1,017.70	$7.36
I	Actual	0.46%	$1,000.00	$1,056.00	$0.99
	Hypothetical (h)	0.46%	$1,000.00	$1,022.70	$2.33
R1	Actual	1.46%	$1,000.00	$1,054.00	$3.15
	Hypothetical (h)	1.46%	$1,000.00	$1,017.70	$7.36
R2	Actual	0.96%	$1,000.00	$1,055.00	$2.08
	Hypothetical (h)	0.96%	$1,000.00	$1,020.20	$4.85
R3	Actual	0.71%	$1,000.00	$1,055.00	$1.53
	Hypothetical (h)	0.71%	$1,000.00	$1,021.45	$3.59
R4	Actual	0.46%	$1,000.00	$1,056.00	$0.99
	Hypothetical (h)	0.46%	$1,000.00	$1,022.70	$2.33
R5	Actual	0.45%	$1,000.00	$1,056.00	$0.97
	Hypothetical (h)	0.45%	$1,000.00	$1,022.75	$2.28

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 77/366 for Actual Expenses (for Hypothetical Expenses, multiplied by 183/366 to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, September 15, 2015, through November 30, 2015. For hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended November 30, 2015.

4

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.3%
Issuer	Shares/Par	Value ($)
Aerospace - 3.2%
General Dynamics Corp.	115	$16,843
Northrop Grumman Corp.	227	42,304
United Technologies Corp.	184	17,673

		$76,820
Airlines - 0.7%
Delta Air Lines, Inc.	381	$17,701

Automotive - 3.1%
Goodyear Tire & Rubber Co.	773	$26,962
Johnson Controls, Inc.	648	29,808
Lear Corp.	130	16,367

		$73,137
Biotechnology - 0.7%
Biogen, Inc. (a)	61	$17,498

Business Services - 2.5%
Cognizant Technology Solutions Corp., “A” (a)	508	$32,807
Realogy Holdings Corp. (a)	646	26,686

		$59,493
Cable TV - 1.1%
Comcast Corp., “A”	430	$26,170

Chemicals - 1.4%
LyondellBasell Industries N.V., “A”	340	$32,579

Computer Software - 1.0%
Microsoft Corp.	193	$10,490
Oracle Corp.	365	14,224

		$24,714
Computer Software - Systems - 1.4%
EMC Corp.	1,342	$34,006

Consumer Products - 1.8%
Procter & Gamble Co.	588	$44,006

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Containers - 1.4%
Crown Holdings, Inc. (a)	288	$14,950
Graphic Packaging Holding Co.	1,346	18,400

		$33,350
Electrical Equipment - 3.1%
Danaher Corp.	201	$19,374
General Electric Co.	1,539	46,078
Pentair PLC	148	8,392

		$73,844
Electronics - 3.3%
Avago Technologies Ltd.	249	$32,482
Broadcom Corp., “A”	563	30,757
Intel Corp.	458	15,925

		$79,164
Energy - Independent - 8.9%
Anadarko Petroleum Corp.	325	$19,468
EOG Resources, Inc.	235	19,606
Hess Corp.	374	22,066
Marathon Petroleum Corp.	698	40,770
Noble Energy, Inc.	319	11,698
Occidental Petroleum Corp.	472	35,678
Valero Energy Corp.	542	38,948
WPX Energy, Inc. (a)	2,978	25,551

		$213,785
Energy - Integrated - 2.7%
Chevron Corp.	147	$13,424
Exxon Mobil Corp.	618	50,466

		$63,890
Food & Beverages - 2.8%
Ingredion, Inc.	347	$34,204
Tyson Foods, Inc., “A”	665	33,249

		$67,453
Gaming & Lodging - 1.1%
Royal Caribbean Cruises Ltd.	296	$27,413

General Merchandise - 1.1%
Kohl’s Corp.	386	$18,192
Target Corp.	119	8,628

		$26,820

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - 7.6%
American International Group, Inc.	401	$25,496
Berkshire Hathaway, Inc., “B” (a)	182	24,404
MetLife, Inc.	810	41,383
Prudential Financial, Inc.	438	37,909
Travelers Cos., Inc.	162	18,560
Validus Holdings Ltd.	730	34,441

		$182,193
Leisure & Toys - 1.0%
Electronic Arts, Inc. (a)	348	$23,591

Machinery & Tools - 1.3%
Cummins, Inc.	191	$19,171
IPG Photonics Corp. (a)	126	11,490

		$30,661
Major Banks - 11.7%
Bank of America Corp.	923	$16,088
Goldman Sachs Group, Inc.	257	48,835
JPMorgan Chase & Co.	1,354	90,285
PNC Financial Services Group, Inc.	381	36,389
Wells Fargo & Co.	1,611	88,766

		$280,363
Medical & Health Technology & Services - 1.6%
Community Health Systems, Inc. (a)	682	$19,737
HCA Holdings, Inc. (a)	274	18,648

		$38,385
Medical Equipment - 4.0%
Abbott Laboratories	786	$35,307
Stryker Corp.	221	21,318
Thermo Fisher Scientific, Inc.	277	38,337

		$94,962
Natural Gas - Distribution - 0.7%
Sempra Energy	160	$15,877

Network & Telecom - 2.5%
Cisco Systems, Inc.	2,180	$59,405

Oil Services - 1.3%
Halliburton Co.	785	$31,282

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 5.2%
Assured Guaranty Ltd.	504	$13,326
Citigroup, Inc.	722	39,053
Discover Financial Services	644	36,553
Fifth Third Bancorp	1,719	35,532

		$124,464
Pharmaceuticals - 5.3%
Bristol-Myers Squibb Co.	355	$23,789
Johnson & Johnson	332	33,612
Merck & Co., Inc.	920	48,769
Pfizer, Inc.	608	19,924

		$126,094
Pollution Control - 0.5%
Republic Services, Inc.	283	$12,432

Railroad & Shipping - 0.6%
Union Pacific Corp.	156	$13,096

Real Estate - 3.5%
Mid-America Apartment Communities, Inc., REIT	188	$16,649
New Residential Investment Corp., REIT	1,219	15,506
Public Storage, Inc., REIT	138	33,128
WP GLIMCHER, Inc., REIT	1,841	19,423

		$84,706
Specialty Stores - 2.4%
American Eagle Outfitters, Inc.	963	$14,994
AutoZone, Inc. (a)	45	35,270
Best Buy Co., Inc.	244	7,754

		$58,018
Telephone Services - 2.4%
AT&T, Inc.	638	$21,481
Frontier Communications Corp.	3,345	16,692
Verizon Communications, Inc.	401	18,225

		$56,398
Tobacco - 1.3%
Altria Group, Inc.	284	$16,358
Philip Morris International, Inc.	164	14,332

		$30,690

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 5.1%
AES Corp.	2,041	$20,390
American Electric Power Co., Inc.	528	29,573
Edison International	605	35,913
Exelon Corp.	927	25,316
NRG Energy, Inc.	912	11,272

		$122,464
Total Common Stocks (Identified Cost, $2,272,271)		$2,376,924

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	38,089	$38,089
Total Investments (Identified Cost, $2,310,360)		$2,415,013

Other Assets, Less Liabilities - (0.9)%		(21,106)
Net Assets - 100.0%		$2,393,907

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $2,272,271)	$2,376,924
Underlying affiliated funds, at cost and value	38,089
Total investments, at value (identified cost, $2,310,360)	$2,415,013
Receivable for dividends	5,235
Receivable from investment adviser	23,790
Other assets	2
Total assets	$2,444,040
Liabilities
Payable to affiliates
Shareholder servicing costs	$427
Distribution and service fees	23
Accrued expenses and other liabilities	49,683
Total liabilities	$50,133
Net assets	$2,393,907
Net assets consist of
Paid-in capital	$2,270,000
Unrealized appreciation (depreciation) on investments	104,653
Accumulated net realized gain (loss) on investments	10,563
Undistributed net investment income	8,691
Net assets	$2,393,907
Shares of beneficial interest outstanding	226,741

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$52,770	5,000	$10.55
Class B	52,687	5,000	10.54
Class C	52,687	5,000	10.54
Class I	124,010	11,741	10.56
Class R1	52,687	5,000	10.54
Class R2	52,742	5,000	10.55
Class R3	52,767	5,000	10.55
Class R4	52,798	5,000	10.56
Class R5	1,900,759	180,000	10.56

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.19 [100 / 94.25 x $10.55]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Period ended 11/30/15 (c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$11,284
Dividends from underlying affiliated funds	9
Total investment income	$11,293
Expenses
Management fee	$1,920
Distribution and service fees	432
Shareholder servicing costs	474
Administrative services fee	3,681
Custodian fee	4,186
Shareholder communications	2,314
Audit and tax fees	13,239
Legal fees	178
Registration fees	30,176
Miscellaneous	2,935
Total expenses	$59,535
Reduction of expenses by investment adviser	(56,933)
Net expenses	$2,602
Net investment income	$8,691
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$10,563
Change in unrealized appreciation (depreciation) on investments	$104,653
Net realized and unrealized gain (loss) on investments	$115,216
Change in net assets from operations	$123,907

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Period ended 11/30/15 (c) (unaudited)
From operations
Net investment income	$8,691
Net realized gain (loss) on investments	10,563
Net unrealized gain (loss) on investments	104,653
Change in net assets from operations	$123,907
Change in net assets from fund share transactions	$2,270,000
Total change in net assets	$2,393,907
Net assets
At beginning of period	—
At end of period (including undistributed net investment income of $8,691)	$2,393,907

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04
Net realized and unrealized gain (loss) on investments	0.51
Total from investment operations	$0.55
Net asset value, end of period (x)	$10.55
Total return (%) (r)(s)(t)(x)	5.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	11.85	(a)
Expenses after expense reductions (f)	0.71	(a)
Net investment income	1.65	(a)
Portfolio turnover	6	(n)
Net assets at end of period (000 omitted)	$53

Class B	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments	0.52
Total from investment operations	$0.54
Net asset value, end of period (x)	$10.54
Total return (%) (r)(s)(t)(x)	5.40	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	13.33	(a)
Expenses after expense reductions (f)	1.46	(a)
Net investment income	0.89	(a)
Portfolio turnover	6	(n)
Net assets at end of period (000 omitted)	$53

See Notes to Financial Statements

14

Financial Highlights – continued

Class C	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments	0.52
Total from investment operations	$0.54
Net asset value, end of period (x)	$10.54
Total return (%) (r)(s)(t)(x)	5.40	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	13.20	(a)
Expenses after expense reductions (f)	1.46	(a)
Net investment income	0.89	(a)
Portfolio turnover	6	(n)
Net assets at end of period (000 omitted)	$53

Class I	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04
Net realized and unrealized gain (loss) on investments	0.52
Total from investment operations	$0.56
Net asset value, end of period (x)	$10.56
Total return (%) (r)(s)(x)	5.60	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.10	(a)
Expenses after expense reductions (f)	0.46	(a)
Net investment income	1.94	(a)
Portfolio turnover	6	(n)
Net assets at end of period (000 omitted)	$124

See Notes to Financial Statements

15

Financial Highlights – continued

Class R1	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments	0.52
Total from investment operations	$0.54
Net asset value, end of period (x)	$10.54
Total return (%) (r)(s)(x)	5.40	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	13.33	(a)
Expenses after expense reductions (f)	1.46	(a)
Net investment income	0.89	(a)
Portfolio turnover	6	(n)
Net assets at end of period (000 omitted)	$53

Class R2	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03
Net realized and unrealized gain (loss) on investments	0.52
Total from investment operations	$0.55
Net asset value, end of period (x)	$10.55
Total return (%) (r)(s)(x)	5.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.83	(a)
Expenses after expense reductions (f)	0.96	(a)
Net investment income	1.38	(a)
Portfolio turnover	6	(n)
Net assets at end of period (000 omitted)	$53

See Notes to Financial Statements

16

Financial Highlights – continued

Class R3	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04
Net realized and unrealized gain (loss) on investments	0.51
Total from investment operations	$0.55
Net asset value, end of period (x)	$10.55
Total return (%) (r)(s)(x)	5.50	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.58	(a)
Expenses after expense reductions (f)	0.71	(a)
Net investment income	1.63	(a)
Portfolio turnover	6	(n)
Net assets at end of period (000 omitted)	$53

Class R4	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04
Net realized and unrealized gain (loss) on investments	0.52
Total from investment operations	$0.56
Net asset value, end of period (x)	$10.56
Total return (%) (r)(s)(x)	5.60	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.33	(a)
Expenses after expense reductions (f)	0.46	(a)
Net investment income	1.88	(a)
Portfolio turnover	6	(n)
Net assets at end of period (000 omitted)	$53

See Notes to Financial Statements

17

Financial Highlights – continued

Class R5	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04
Net realized and unrealized gain (loss) on investments	0.52
Total from investment operations	$0.56
Net asset value, end of period (x)	$10.56
Total return (%) (r)(s)(x)	5.60	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.32	(a)
Expenses after expense reductions (f)	0.45	(a)
Net investment income	1.90	(a)
Portfolio turnover	6	(n)
Net assets at end of period (000 omitted)	$1,901

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Value Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

19

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

20

Notes to Financial Statements (unaudited) – continued

the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,376,924	$—	$—	$2,376,924
Mutual Funds	38,089	—	—	38,089
Total Investments	$2,415,013	$—	$—	$2,415,013

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the funds organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the period ended November 30, 2015, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net

21

Notes to Financial Statements (unaudited) – continued

asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The fund declared no distributions for the period ended November 30, 2015.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/2015
Cost of investments	$2,310,360
Gross appreciation	150,993
Gross depreciation	(46,340)
Net unrealized appreciation (depreciation)	$104,653

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.40%
Next $1.5 billion of average daily net assets	0.375%
Average daily net assets in excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period ended November 30, 2015, this management fee reduction amounted to $36, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the period ended November 30, 2015 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%

22

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2016. For the period ended November 30, 2015, this reduction amounted to $56,897 which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the period ended November 30, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$27
Class B	0.75%	0.25%	1.00%	1.00%	108
Class C	0.75%	0.25%	1.00%	1.00%	108
Class R1	0.75%	0.25%	1.00%	1.00%	108
Class R2	0.25%	0.25%	0.50%	0.50%	54
Class R3	—	0.25%	0.25%	0.25%	27
Total Distribution and Service Fees					$432

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended November 30, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the period ended November 30, 2015.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. There were no contingent deferred sales charges imposed during the period ended November 30, 2015.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

23

Notes to Financial Statements (unaudited) – continued

period ended November 30, 2015, the fee was $49, which equated to 0.0102% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the period ended November 30, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $425.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended November 30, 2015 was equivalent to an annual effective rate of 0.7657% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund did not pay any compensation to the independent Trustees for the period ended November 30, 2015.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the period ended November 30, 2015, the fee paid by the fund under this agreement was $5 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 14, 2015, MFS purchased 180,000 shares of Class R5 and 5,000 shares of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4, for an aggregate amount of $2,200,000 as an initial investment in the fund.

At November 30, 2015, MFS held 100% of the outstanding shares of Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, and Class R5.

(4) Portfolio Securities

For the period ended November 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $2,389,822 and $128,114, respectively.

24

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 11/30/15 (c)
	Shares	Amount
Shares sold
Class A	5,000	$50,000
Class B	5,000	50,000
Class C	5,000	50,000
Class I	11,741	120,000
Class R1	5,000	50,000
Class R2	5,000	50,000
Class R3	5,000	50,000
Class R4	5,000	50,000
Class R5	180,000	1,800,000
	226,741	$2,270,000

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

(6) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	132,025	(93,936)	38,089

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9	$38,089

25

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In June and July, 2015, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (ii) information provided by MFS on the fees it charges to other registered funds managed in a similar style to the Fund, and (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” would be observed for the Fund. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2015 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

26

Board Approval of Investment Advisory Agreement – continued

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review. The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any proposed fee reductions or expense limitations for the Fund), the Fund’s effective advisory fee rate and total expense ratio would each be lower than the Lipper expense group median. The Trustees also considered MFS’ intention to combine fundamental and quantitative research methodologies for the Fund, noting that this blended approach is likely to present certain portfolio management resource efficiencies relative to the management resources required for a more actively managed fund. As a result, the Trustees considered the Fund’s advisory fee rate in comparison to a peer group created by MFS of funds that incorporate a quantitative approach to investing, although they noted the limited usefulness of this quantitative peer group due to its limited size. The Trustees considered that the Fund’s advisory fee would be approximately at this quantitative peer group’s median and the total expense ratio (excluding 12b-1 fees) would be lower than this quantitative peer group’s median.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s proposed advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the proposed breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and accounts advised by MFS,

27

Board Approval of Investment Advisory Agreement – continued

as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.

28

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

29

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MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2015

MFS® BLENDED RESEARCH® GROWTH EQUITY FUND

BRW-SEM

MFS® BLENDED RESEARCH® GROWTH EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

A disparity in the pace of economic growth between the United States and much of the rest of the world has led to a divergence in central bank policies.

The U.S. economy continues its modest recovery, fed by strengthening labor and housing markets. Confident consumers are spending, even as corporations post smaller profits, held back by the strong U.S. dollar, diminished demand for exports, and the significant drop in energy and other commodity prices. Accordingly, the U.S. Federal Reserve has signaled a desire to gradually transition from the stimulative low interest rate environment of recent years.

In contrast, central banks in China, Japan and Europe are seeking new ways to revive their respective economies. China’s slowing growth has had a global impact, particularly for commodity-exporting nations. Japan’s government plans to shift its focus to a more worker-driven, bottom-up stimulus after limited success in promoting exports through a weaker yen. And the European Central Bank appears determined to prevent deflation by extending its quantitative easing program.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

January 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	5.9%
Amazon.com, Inc.	3.6%
Facebook, Inc., “A”	3.2%
Gilead Sciences, Inc.	2.4%
Alphabet, Inc., “C”	2.0%
Comcast Corp., “A”	1.8%
Celgene Corp.	1.7%
AutoZone, Inc.	1.7%
Bristol-Myers Squibb Co.	1.6%
CVS Health Corp.	1.6%

Equity sectors
Technology	19.5%
Health Care	16.5%
Retailing	12.9%
Leisure	10.2%
Consumer Staples	8.9%
Special Products & Services	8.0%
Financial Services	5.5%
Industrial Goods & Services	4.8%
Transportation	3.0%
Basic Materials	3.0%
Autos & Housing	2.9%
Utilities & Communications	2.7%
Energy	1.5%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 11/30/15.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 15, 2015 through November 30, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 15, 2015 through November 30, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/15/15	Ending Account Value 11/30/15	Expenses Paid During Period (p) 9/15/15-11/30/15
A	Actual	0.71%	$1,000.00	$1,030.00	$1.52
	Hypothetical (h)	0.71%	$1,000.00	$1,021.45	$3.59
B	Actual	1.46%	$1,000.00	$1,028.00	$3.11
	Hypothetical (h)	1.46%	$1,000.00	$1,017.70	$7.36
C	Actual	1.46%	$1,000.00	$1,028.00	$3.11
	Hypothetical (h)	1.46%	$1,000.00	$1,017.70	$7.36
I	Actual	0.46%	$1,000.00	$1,030.00	$0.98
	Hypothetical (h)	0.46%	$1,000.00	$1,022.70	$2.33
R1	Actual	1.46%	$1,000.00	$1,028.00	$3.11
	Hypothetical (h)	1.46%	$1,000.00	$1,017.70	$7.36
R2	Actual	0.96%	$1,000.00	$1,029.00	$2.05
	Hypothetical (h)	0.96%	$1,000.00	$1,020.20	$4.85
R3	Actual	0.71%	$1,000.00	$1,030.00	$1.52
	Hypothetical (h)	0.71%	$1,000.00	$1,021.45	$3.59
R4	Actual	0.46%	$1,000.00	$1,030.00	$0.98
	Hypothetical (h)	0.46%	$1,000.00	$1,022.70	$2.33
R5	Actual	0.45%	$1,000.00	$1,030.00	$0.96
	Hypothetical (h)	0.45%	$1,000.00	$1,022.75	$2.28

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 77/366 for Actual Expenses (for Hypothetical Expenses, multiplied by 183/366 to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. For actual expenses paid, the calculation is based on the period from the commencement of the fund’s investment operations, September 15, 2015, through November 30, 2015. For hypothetical expenses paid, it is assumed that the fund was in existence for the entire six month period ended November 30, 2015.

4

PORTFOLIO OF INVESTMENTS

11/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.4%
Issuer	Shares/Par	Value ($)
Aerospace - 3.5%
General Dynamics Corp.	113	$16,552
Northrop Grumman Corp.	110	20,500
Textron, Inc.	508	21,676
United Technologies Corp.	235	22,572

		$81,300
Airlines - 1.8%
Delta Air Lines, Inc.	400	$18,584
United Continental Holdings, Inc. (a)	417	23,239

		$41,823
Apparel Manufacturers - 2.0%
NIKE, Inc., “B”	267	$35,319
Skechers USA, Inc., “A” (a)	333	10,057

		$45,376
Automotive - 1.0%
Lear Corp.	189	$23,795

Biotechnology - 5.7%
Alexion Pharmaceuticals, Inc. (a)	136	$24,268
Biogen, Inc. (a)	50	14,343
Celgene Corp. (a)	353	38,636
Gilead Sciences, Inc.	512	54,252

		$131,499
Broadcasting - 0.7%
Walt Disney Co.	151	$17,134

Business Services - 6.5%
Accenture PLC, “A”	281	$30,129
Cognizant Technology Solutions Corp., “A” (a)	544	35,132
Fidelity National Information Services, Inc.	288	18,337
FleetCor Technologies, Inc. (a)	206	31,664
Global Payments, Inc.	331	23,451
Realogy Holdings Corp. (a)	263	10,865

		$149,578
Cable TV - 3.7%
Charter Communications, Inc., “A” (a)	130	$24,357
Comcast Corp., “A”	687	41,811

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Cable TV - continued
Time Warner Cable, Inc.	95	$17,553

		$83,721
Chemicals - 2.9%
LyondellBasell Industries N.V., “A”	370	$35,453
Monsanto Co.	338	32,164

		$67,617
Computer Software - 4.2%
Aspen Technology, Inc. (a)	578	$25,403
Intuit, Inc.	292	29,258
Microsoft Corp.	491	26,686
Salesforce.com, Inc. (a)	174	13,866

		$95,213
Computer Software - Systems - 6.3%
Apple, Inc.	1,144	$135,335
Western Digital Corp.	160	9,986

		$145,321
Construction - 1.9%
Owens Corning	397	$18,595
Sherwin-Williams Co.	91	25,122

		$43,717
Consumer Products - 0.8%
Colgate-Palmolive Co.	281	$18,456

Consumer Services - 1.5%
Priceline Group, Inc. (a)	27	$33,719

Electronics - 1.6%
Avago Technologies Ltd.	195	$25,438
Broadcom Corp., “A”	226	12,346

		$37,784
Energy - Independent - 0.9%
Marathon Petroleum Corp.	361	$21,086

Food & Beverages - 5.5%
Archer Daniels Midland Co.	417	$15,216
Bunge Ltd.	256	17,052
Coca-Cola Co.	392	16,707
General Mills, Inc.	507	29,284

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Mondelez International, Inc.	257	$11,221
PepsiCo, Inc.	82	8,213
Tyson Foods, Inc., “A”	568	28,400

		$126,093
Food & Drug Stores - 1.6%
CVS Health Corp.	386	$36,319

Gaming & Lodging - 1.6%
Carnival Corp.	366	$18,494
Norwegian Cruise Line Holdings Ltd. (a)	332	19,070

		$37,564
General Merchandise - 0.1%
Target Corp.	30	$2,175

Health Maintenance Organizations - 1.4%
Centene Corp. (a)	300	$17,325
Molina Healthcare, Inc. (a)	244	14,703

		$32,028
Insurance - 1.7%
MetLife, Inc.	240	$12,262
Prudential Financial, Inc.	302	26,138

		$38,400
Internet - 6.8%
Alphabet, Inc., “A” (a)	47	$35,854
Alphabet, Inc., “C” (a)	62	46,041
Facebook, Inc., “A” (a)	706	73,593

		$155,488
Leisure & Toys - 1.3%
Electronic Arts, Inc. (a)	456	$30,912

Machinery & Tools - 1.3%
Roper Technologies, Inc.	148	$28,637

Major Banks - 0.5%
JPMorgan Chase & Co.	182	$12,136

Medical & Health Technology & Services - 2.6%
Community Health Systems, Inc. (a)	447	$12,936
HCA Holdings, Inc. (a)	258	17,559

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - continued
McKesson Corp.	157	$29,728

		$60,223
Medical Equipment - 2.6%
Edwards Lifesciences Corp. (a)	44	$7,172
Hologic, Inc. (a)	594	23,968
Thermo Fisher Scientific, Inc.	200	27,680

		$58,820
Network & Telecom - 0.6%
Cisco Systems, Inc.	535	$14,579

Oil Services - 0.6%
Cameron International Corp. (a)	210	$14,341

Other Banks & Diversified Financials - 2.5%
Discover Financial Services	418	$23,726
Visa, Inc., “A”	418	33,026

		$56,752
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	546	$36,587
Eli Lilly & Co.	435	35,687
Merck & Co., Inc.	443	23,483

		$95,757
Railroad & Shipping - 0.4%
Union Pacific Corp.	95	$7,975

Real Estate - 0.9%
Extra Space Storage, Inc., REIT	237	$19,849

Restaurants - 2.8%
Brinker International, Inc.	484	$22,080
Domino’s Pizza, Inc.	144	15,476
YUM! Brands, Inc.	371	26,901

		$64,457
Specialty Stores - 9.2%
Amazon.com, Inc. (a)	125	$83,100
American Eagle Outfitters, Inc.	1,409	21,938
AutoZone, Inc. (a)	49	38,405
Best Buy Co., Inc.	688	21,865
Dick’s Sporting Goods, Inc.	181	7,064

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - continued
GameStop Corp., “A”	373	$13,066
Home Depot, Inc.	97	12,986
Ross Stores, Inc.	240	12,482

		$210,906
Telecommunications - Wireless - 0.7%
American Tower Corp., REIT	160	$15,901

Telephone Services - 1.6%
Verizon Communications, Inc.	796	$36,178

Tobacco - 2.6%
Altria Group, Inc.	416	$23,962
Philip Morris International, Inc.	408	35,655

		$59,617
Trucking - 0.9%
FedEx Corp.	123	$19,500

Utilities - Electric Power - 0.4%
AES Corp.	911	$9,101
Total Common Stocks (Identified Cost, $2,218,433)		$2,280,847

Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 0.14%, at Cost and Net Asset Value (v)	73,637	$73,637
Total Investments (Identified Cost, $2,292,070)		$2,354,484

Other Assets, Less Liabilities - (2.6)%		(60,221)
Net Assets - 100.0%		$2,294,263

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $2,218,433)	$2,280,847
Underlying affiliated funds, at cost and value	73,637
Total investments, at value (identified cost, $2,292,070)	$2,354,484
Receivable for dividends	2,107
Receivable from investment adviser	23,797
Other assets	2
Total assets	$2,380,390
Liabilities
Payable for investments purchased	$35,994
Payable to affiliates
Shareholder servicing costs	427
Distribution and service fees	24
Accrued expenses and other liabilities	49,682
Total liabilities	$86,127
Net assets	$2,294,263
Net assets consist of
Paid-in capital	$2,227,632
Unrealized appreciation (depreciation) on investments	62,414
Accumulated net realized gain (loss) on investments	519
Undistributed net investment income	3,698
Net assets	$2,294,263
Shares of beneficial interest outstanding	222,695

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$71,701	6,962	$10.30
Class B	57,858	5,627	10.28
Class C	52,499	5,106	10.28
Class I	51,521	5,000	10.30
Class R1	51,413	5,000	10.28
Class R2	51,467	5,000	10.29
Class R3	51,494	5,000	10.30
Class R4	51,521	5,000	10.30
Class R5	1,854,789	180,000	10.30

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.93 [100 / 94.25 x $10.30]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Period ended 11/30/15 (c) (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$6,245
Dividends from underlying affiliated funds	9
Total investment income	$6,254
Expenses
Management fee	$1,877
Distribution and service fees	435
Shareholder servicing costs	472
Administrative services fee	3,681
Custodian fee	4,186
Shareholder communications	2,314
Audit and tax fees	13,239
Legal fees	178
Registration fees	30,176
Miscellaneous	2,936
Total expenses	$59,494
Reduction of expenses by investment adviser	(56,938)
Net expenses	$2,556
Net investment income	$3,698
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$519
Change in unrealized appreciation (depreciation) on investments	$62,414
Net realized and unrealized gain (loss) on investments	$62,933
Change in net assets from operations	$66,631

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Period ended 11/30/15 (c) (unaudited)
From operations
Net investment income	$3,698
Net realized gain (loss) on investments	519
Net unrealized gain (loss) on investments	62,414
Change in net assets from operations	$66,631
Change in net assets from fund share transactions	$2,227,632
Total change in net assets	$2,294,263
Net assets
At beginning of period	—
At end of period (including undistributed net investment income of $3,698)	$2,294,263

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments	0.29
Total from investment operations	$0.30
Net asset value, end of period (x)	$10.30
Total return (%) (r)(s)(t)(x)	3.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.69	(a)
Expenses after expense reductions (f)	0.71	(a)
Net investment income	0.60	(a)
Portfolio turnover	9	(n)
Net assets at end of period (000 omitted)	$72

Class B	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	0.28
Total from investment operations	$0.28
Net asset value, end of period (x)	$10.28
Total return (%) (r)(s)(t)(x)	2.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	13.56	(a)
Expenses after expense reductions (f)	1.46	(a)
Net investment loss	(0.14	)(a)
Portfolio turnover	9	(n)
Net assets at end of period (000 omitted)	$58

See Notes to Financial Statements

14

Financial Highlights – continued

Class C	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	0.28
Total from investment operations	$0.28
Net asset value, end of period (x)	$10.28
Total return (%) (r)(s)(t)(x)	2.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	13.57	(a)
Expenses after expense reductions (f)	1.46	(a)
Net investment loss	(0.13	)(a)
Portfolio turnover	9	(n)
Net assets at end of period (000 omitted)	$52

Class I	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments	0.28
Total from investment operations	$0.30
Net asset value, end of period (x)	$10.30
Total return (%) (r)(s)(x)	3.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.56	(a)
Expenses after expense reductions (f)	0.46	(a)
Net investment income	0.87	(a)
Portfolio turnover	9	(n)
Net assets at end of period (000 omitted)	$52

See Notes to Financial Statements

15

Financial Highlights – continued

Class R1	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	0.28
Total from investment operations	$0.28
Net asset value, end of period (x)	$10.28
Total return (%) (r)(s)(x)	2.80	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	13.57	(a)
Expenses after expense reductions (f)	1.46	(a)
Net investment loss	(0.12	)(a)
Portfolio turnover	9	(n)
Net assets at end of period (000 omitted)	$51

Class R2	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments	0.28
Total from investment operations	$0.29
Net asset value, end of period (x)	$10.29
Total return (%) (r)(s)(x)	2.90	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	13.07	(a)
Expenses after expense reductions (f)	0.96	(a)
Net investment income	0.38	(a)
Portfolio turnover	9	(n)
Net assets at end of period (000 omitted)	$51

See Notes to Financial Statements

16

Financial Highlights – continued

Class R3	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments	0.29
Total from investment operations	$0.30
Net asset value, end of period (x)	$10.30
Total return (%) (r)(s)(x)	3.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.82	(a)
Expenses after expense reductions (f)	0.71	(a)
Net investment income	0.62	(a)
Portfolio turnover	9	(n)
Net assets at end of period (000 omitted)	$51

Class R4	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments	0.28
Total from investment operations	$0.30
Net asset value, end of period (x)	$10.30
Total return (%) (r)(s)(x)	3.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.57	(a)
Expenses after expense reductions (f)	0.46	(a)
Net investment income	0.87	(a)
Portfolio turnover	9	(n)
Net assets at end of period (000 omitted)	$52

See Notes to Financial Statements

17

Financial Highlights – continued

Class R5	Period ended 11/30/15 (c)
	(unaudited)
Net asset value, beginning of period	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments	0.28
Total from investment operations	$0.30
Net asset value, end of period (x)	$10.30
Total return (%) (r)(s)(x)	3.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	12.57	(a)
Expenses after expense reductions (f)	0.45	(a)
Net investment income	0.88	(a)
Portfolio turnover	9	(n)
Net assets at end of period (000 omitted)	$1,855

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Growth Equity Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

19

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

20

Notes to Financial Statements (unaudited) – continued

the fair value of investments. The following is a summary of the levels used as of November 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$2,280,847	$—	$—	$2,280,847
Mutual Funds	73,637	—	—	73,637
Total Investments	$2,354,484	$—	$—	$2,354,484

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. For the period ended November 30, 2015, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net

21

Notes to Financial Statements (unaudited) – continued

asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

The fund declared no distributions for the period ended November 30, 2015.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/15
Cost of investments	$2,292,070
Gross appreciation	133,542
Gross depreciation	(71,128)
Net unrealized appreciation (depreciation)	$62,414

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.40%
Next $1.5 billion of average daily net assets	0.375%
Average daily net assets in excess of $2.5 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period ended November 30, 2015, this management fee reduction amounted to $35, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the period ended November 30, 2015 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and

22

Notes to Financial Statements (unaudited) – continued

transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.45%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2016. For the period ended November 30, 2015, this reduction amounted to $56,903 which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the period ended November 30, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$28
Class B	0.75%	0.25%	1.00%	1.00%	112
Class C	0.75%	0.25%	1.00%	1.00%	107
Class R1	0.75%	0.25%	1.00%	1.00%	107
Class R2	0.25%	0.25%	0.50%	0.50%	54
Class R3	—	0.25%	0.25%	0.25%	27
Total Distribution and Service Fees					$435

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period ended November 30, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. There were no service fee rebates for the period ended November 30, 2015.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder

23

Notes to Financial Statements (unaudited) – continued

redemption within six years of purchase. There were no contingent deferred sales charges imposed during the period ended November 30, 2015.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the period ended November 30, 2015, the fee was $48, which equated to 0.0102% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the period ended November 30, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $424.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the period ended November 30, 2015 was equivalent to an annual effective rate of 0.7832% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund did not pay any compensation to the independent Trustees for the period ended November 30, 2015.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the period ended November 30, 2015, the fee paid by the fund under this agreement was $5 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

24

Notes to Financial Statements (unaudited) – continued

On September 14, 2015, MFS purchased 180,000 shares of Class R5 and 5,000 shares of Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, and Class R4 for an aggregate amount of $2,200,000 as an initial investment in the fund.

At November 30, 2015, MFS held approximately 72%, 89%, and 98% of the outstanding shares of Class A, Class B, and Class C, respectively, and 100% of the outstanding shares each of Class I, Class R1, Class R2, Class R3, Class R4, and Class R5.

(4) Portfolio Securities

For the period ended November 30, 2015, purchases and sales of investments, other than short-term obligations, aggregated $2,421,200 and $203,287, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Period ended 11/30/15 (c)
	Shares	Amount
Shares sold
Class A	6,962	$70,332
Class B	5,627	56,300
Class C	5,106	51,000
Class I	5,000	50,000
Class R1	5,000	50,000
Class R2	5,000	50,000
Class R3	5,000	50,000
Class R4	5,000	50,000
Class R5	180,000	1,800,000
	222,695	$2,227,632

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.

(6) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	79,505	(5,868)	73,637

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9	$73,637

25

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In June and July, 2015, the Board met to consider the initial approval of the Agreement (“the initial review meetings”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (ii) information provided by MFS on the fees it charges to other registered funds managed in a similar style to the Fund, and (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” would be observed for the Fund. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2015 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (ii) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business (iii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (iv) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (v) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel that would provide investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

26

Board Approval of Investment Advisory Agreement – continued

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not yet commenced investment operations at the time of the initial review meetings, the Fund had no investment performance for the Trustees to review. The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any proposed fee reductions or expense limitations for the Fund), the Fund’s effective advisory fee rate and total expense ratio would each be lower than the Lipper expense group median. The Trustees also considered MFS’ intention to combine fundamental and quantitative research methodologies for the Fund, noting that this blended approach is likely to present certain portfolio management resource efficiencies relative to the management resources required for a more actively managed fund. As a result, the Trustees considered the Fund’s advisory fee rate in comparison to a peer group created by MFS of funds that incorporate a quantitative approach to investing, although they noted the limited usefulness of this quantitative peer group due to its limited size. The Trustees considered that the Fund’s advisory fee and total expense ratio (excluding 12b-1 fees) would each be higher than this quantitative peer group’s median.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s proposed advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the proposed breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund had not yet commenced operations. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

27

Board Approval of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee to be charged to the Fund represents reasonable compensation in light of the services to be provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the Agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s Agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the Agreement.

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PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

29

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: January 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: January 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2016

*	Print name and title of each signing officer under his or her signature.